NOVEMBER 15, 2001


                 PIMCO Funds Prospectus




Share Classes    SHORT DURATION BOND FUNDS          MORTGAGE-BACKED BOND FUNDS
   A  B  C       Money Market Fund                  GNMA Fund
                 Short-Term Fund                    Total Return Mortgage Fund
                 Low Duration Fund
                                                    INFLATION-INDEXED BOND FUNDS
                 INTERMEDIATE DURATION BOND FUNDS   Real Return Fund
                 Total Return Fund
                                                    CONVERTIBLE FUNDS
                 LONG DURATION BOND FUNDS           Convertible Fund
                 Long-Term U.S. Government
                 Fund                               STOCK AND BOND FUNDS
                                                    Strategic Balanced Fund
                 INTERNATIONAL BOND FUNDS
                 Global Bond Fund II                ENHANCED INDEX STOCK FUNDS
                 Foreign Bond Fund                  StocksPLUS Fund
                 Emerging Markets Bond Fund

                 HIGH YIELD BOND FUNDS
                 High Yield Fund



                                                                       P I M C O
                                                                           FUNDS

This cover is not part of the Prospectus

                    PIMCO Funds Prospectus


PIMCO               This prospectus describes 15 mutual funds offered by PIMCO
Funds:              Funds: Pacific Investment Management Series. The Funds
Pacific             provide access to the professional investment advisory
Investment          services offered by Pacific Investment Management Company
Management          LLC ("PIMCO"). As of September 30, 2001, PIMCO managed
Series              approximately $234.9 billion in assets.

                    This prospectus explains what you should know about the
November            Funds before you invest. Please read it carefully.
15, 2001

                    The Securities and Exchange Commission has not approved or
Share               disapproved these securities, or determined if this
Classes             prospectus is truthful or complete. Any representation to
A, B                the contrary is a criminal offense.
and C

1 PIMCO Funds: Pacific Investment Management Series

         Table of Contents

         Summary Information..............................................   3
         Fund Summaries
           Convertible Fund...............................................   5
           Emerging Markets Bond Fund.....................................   7
           Foreign Bond Fund..............................................   9
           Global Bond Fund II............................................  11
           GNMA Fund......................................................  13
           High Yield Fund................................................  15
           Long-Term U.S. Government Fund.................................  17
           Low Duration Fund..............................................  19
           Money Market Fund..............................................  21
           Real Return Fund...............................................  23
           Short-Term Fund................................................  25
           StocksPLUS Fund................................................  27
           Strategic Balanced Fund........................................  29
           Total Return Fund..............................................  31
           Total Return Mortgage Fund.....................................  33
         Summary of Principal Risks.......................................  35
         Management of the Funds..........................................  37
         Investment Options...............................................  40
         How Fund Shares are Priced.......................................  44
         How to Buy and Sell Shares.......................................  45
         Fund Distributions...............................................  48
         Tax Consequences.................................................  49
         Characteristics and Risks of Securities and Investment
          Techniques......................................................  50
         Financial Highlights.............................................  58
         Appendix A--Description of Securities Ratings.................... A-1

                                                                  Prospectus 2

            Summary Information

 The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5. Following the table are certain key concepts which are used throughout the prospectus.

                                         Main Investments   Duration                         Credit Quality(1)
 ---------------------------------------------------------------------------------------------------------------------------
 Short Duration    Money Market          Money market       (less than or =) 90 days dollar- Min 95% Aaa or
 Bond Funds                              instruments        weighted average                 Prime 1; (less than or =) 5% Aa
                                                            maturity                         or Prime 2
            ---------------------------------------------------------------------------------------------------------------
                   Short-Term            Money market       0-1 year                         B to Aaa; max
                                         instruments and                                     10% below Baa
                                         short maturity
                                         fixed income
                                         securities
            ---------------------------------------------------------------------------------------------------------------
                   Low Duration          Short maturity     1-3 years                        B to Aaa; max
                                         fixed income                                        10% below Baa
                                         securities
 ---------------------------------------------------------------------------------------------------------------------------
 Intermediate      Total Return          Intermediate       3-6 years                        B to Aaa; max
 Duration                                maturity fixed                                      10% below Baa
 Bond Funds                              income
                                         securities
 ---------------------------------------------------------------------------------------------------------------------------
 Long Duration     Long-Term             Long-term          (greater than or =) 8 years      A to Aaa
 Bond Funds        U.S. Government       maturity fixed
                                         income
                                         securities
 ---------------------------------------------------------------------------------------------------------------------------
 International     Global Bond II        U.S. and hedged    3-7 years                        B to Aaa; max
 Bond Funds                              non-U.S.                                            10% below Baa
                                         intermediate
                                         maturity fixed
                                         income
                                         securities
            ---------------------------------------------------------------------------------------------------------------
                   Foreign Bond          Intermediate       3-7 years                        B to Aaa; max
                                         maturity hedged                                     10% below Baa
                                         non-U.S. fixed
                                         income
                                         securities
            ---------------------------------------------------------------------------------------------------------------
                   Emerging              Emerging market    0-8 years                        Max 15%
                   Markets Bond          fixed income                                        below B(7)
                                         securities
 ---------------------------------------------------------------------------------------------------------------------------
 High Yield        High Yield            Higher yielding    2-6 years                        B to Aaa; min
 Bond Funds                              fixed income                                        65% below Baa
                                         securities
 ---------------------------------------------------------------------------------------------------------------------------
 Mortgage-Backed   GNMA Fund             Short to           1-7 years                        Baa to Aaa; max
 Bond Funds                              intermediate                                        10% below Aaa
                                         maturity
                                         mortgage-related
                                         fixed income
                                         securities
                                         issued by the
                                         Government
                                         National
                                         Mortgage
                                         Association
            ---------------------------------------------------------------------------------------------------------------
                   Total Return Mortgage Short to           1-7 years                        Baa to Aaa; max
                                         intermediate                                        10% below Aaa
                                         maturity
                                         mortgage-related
                                         fixed income
                                         securities
 ---------------------------------------------------------------------------------------------------------------------------
 Inflation-Indexed Real Return           Inflation-         N/A                              B to Aaa; max
 Bond Funds                              indexed fixed                                       10% below Baa
                                         income
                                         securities
 ---------------------------------------------------------------------------------------------------------------------------
 Convertible       Convertible           Convertible        N/A                              Caa to Aaa; max
 Funds                                   securities                                          40% below Baa
                                                                                             and 10% below B
 ---------------------------------------------------------------------------------------------------------------------------
 Stock and Bond    Strategic Balanced    45-75% in the      0-6 years(6)                     B to Aaa; max
 Funds                                   StocksPLUS Fund;                                    10% below Baa(6)
                                         25-55% in the
                                         Total Return
                                         Fund
 ---------------------------------------------------------------------------------------------------------------------------
 Enhanced Index    StocksPLUS            S&P 500 stock      0-1 year                         B to Aaa; max
 Stock Funds                             index                                               10% below Baa
                                         derivatives
                                         backed by a
                                         portfolio of
                                         short-term
                                         fixed-income
                                         securities
 ---------------------------------------------------------------------------------------------------------------------------
                    Non-U.S. Dollar
                    Denominated Securities(2)
 ---------------------------------------------------------------------------------------------------------------------------
                    0%
            ---------------------------------------------------------------------------------------------------------------
                    0-5%(3)
            ---------------------------------------------------------------------------------------------------------------
                    0-20%(3)
 ---------------------------------------------------------------------------------------------------------------------------
                    0-20%(3)
 ---------------------------------------------------------------------------------------------------------------------------
                    0%
 ---------------------------------------------------------------------------------------------------------------------------
                    25-75%(5)
            ---------------------------------------------------------------------------------------------------------------
                    (greater than or =) 85%(5)
            ---------------------------------------------------------------------------------------------------------------
                    (greater than or =) 80%(5)
 ---------------------------------------------------------------------------------------------------------------------------
                    0-15%(4)
 ---------------------------------------------------------------------------------------------------------------------------
                    0%
            ---------------------------------------------------------------------------------------------------------------
                    0%
 ---------------------------------------------------------------------------------------------------------------------------
                    0-20%(3)
 ---------------------------------------------------------------------------------------------------------------------------
                    0-20%(3)
 ---------------------------------------------------------------------------------------------------------------------------
                    0-20%(3)(6)
 ---------------------------------------------------------------------------------------------------------------------------
                    0-20%(3)
 ---------------------------------------------------------------------------------------------------------------------------

 (1) As rated by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Ratings Service, or if unrated, determined by PIMCO to be of comparable quality.
 (2) Each Fund (except the Long-Term U.S. Government Fund) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
 (3) The percentage limitation relates to non-U.S. dollar-denominated securities.
 (4) The percentage limitation relates to euro-denominated securities.
 (5) The percentage limitation relates to securities of foreign issuers denominated in any currency.
 (6) The Fund does not invest in securities directly, but in other PIMCO Funds with these characteristics.
 (7) Effective December 17, 2001. Prior to that date, Caa to Aaa; max 35% below B.

3 PIMCO Funds: Pacific Investment Management Series

Fixed         The "Fixed Income Funds" are the Money Market, Short-Term, Low
Income        Duration, GNMA, Total Return, Total Return Mortgage, Long-Term
Instruments   U.S. Government, Real Return, Global Bond II, Foreign Bond,
              Emerging Markets Bond and High Yield Funds. Each Fixed Income Fund differs from the others primarily in the length of the Fund's duration or the proportion of its investments in certain types of fixed income securities. Each Fixed Income Fund invests at least
              65% of its assets in "Fixed Income Instruments," which as used in this prospectus includes:

              . securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities");
              . corporate debt securities of U.S. and non-U.S. issuers,
                including convertible securities and corporate commercial paper;
              . mortgage-backed and other asset-backed securities;
              . inflation-indexed bonds issued both by governments and
                corporations;
              . structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;
              . delayed funding loans and revolving credit facilities;
              . bank certificates of deposit, fixed time deposits and bankers'
                acceptances;
              . repurchase agreements and reverse repurchase agreements;
              . debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
              . obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
              . obligations of international agencies or supranational entities.

Duration Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Credit        In this prospectus, references are made to credit ratings of debt
Ratings       securities which measure an issuer's expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as Standard & Poor's Ratings Service
              ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The following terms are generally used to describe the credit quality of debt securities depending on the security's credit rating or, if unrated, credit quality as determined by PIMCO:

              .  high quality
              . investment grade
              . below investment grade ("high yield securities" or "junk bonds")

               For a further description of credit ratings, see "Appendix A--
              Description of Securities Ratings."

Fund          The Funds provide a broad range of investment choices. The
Descriptions, following summaries identify each Fund's investment objective,
Performance   principal investments and strategies, principal risks, performance
and Fees      information and fees and expenses. A more detailed "Summary of
              Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

              It is possible to lose money on investments in the Funds.

              An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

                                                                  Prospectus   4

            PIMCO Convertible Fund

            Investment Objective
--------------------------------------------------------------------------------
            Seeks maximum            Fund Focus           Credit Quality
Principal   total return,            Convertible          Caa to Aaa; maximum
Investments consistent with          securities           40% below Baa and
and         prudent                                       10% below B
Strategies  investment               Average Portfolio
            management               Duration             Dividend Frequency
                                     N/A                  Declared and
            Fund Category                                 distributed
            Convertible                                   quarterly

             The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of convertible securities. Convertible securities, which are issued by companies of all sizes and market capitalizations include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.

             The Fund invests primarily in investment grade debt securities, but may invest up to 40% of its assets in high yield securities ("junk bonds") rated Caa or higher by Moody's or CCC or higher by S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may only invest up to 10% of its assets in convertible securities rated Caa or CCC or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 35% of its assets in common stock or in other Fixed Income Instruments.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, and may invest in asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk           .High Yield Risk       .Foreign Investment
              .Issuer Risk           .Derivatives Risk       Risk
              .Interest Rate Risk    .Smaller Company Risk  .Currency Risk
              .Credit Risk           .Liquidity Risk        .Leveraging Risk
                                                            .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflect the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (5/28/99), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

5 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class A

                    [GRAPH]                More Recent Return Information
                 Annual Return             ------------------------------------
                      00                   1/1/01-9/30/01               -19.67%
                    ------
                    -0.75%
     Calendar Year End (through 12/31)     Highest and Lowest Quarter Returns
                                           (for periods shown in the bar chart)
                                           ------------------------------------
                                           Highest (1/1/00-
                                           3/31/00)                      13.24%
                                           ------------------------------------
                                           Lowest (10/1/00-
                                           12/31/00)                    -10.47%

                                                                 Fund Inception
                                                      1 Year     (3/31/99)
         ----------------------------------------------------------------------
         Class A                                      -5.21%     18.27%
         ----------------------------------------------------------------------
         Class B                                      -6.07%     18.58%
         ----------------------------------------------------------------------
         Class C                                      -2.39%     20.65%
         ----------------------------------------------------------------------
         First Boston Convertible Bond Index(1)       -7.83%     14.19%
         ----------------------------------------------------------------------
         Lipper Convertible Securities Fund Avg(2)     0.47%     15.33%
         ----------------------------------------------------------------------

         (1) The First Boston Convertible Bond Index is an unmanaged marked index comprised of convertible bonds. It is not possible to invest directly in the index.

         (2) The Lipper Convertible Securities Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest primarily in convertible bonds and/or convertible preferred stock. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ---------------------------------------------------------------------------------------------------------
         Class A  4.5%                                             1.0%(1)
         ---------------------------------------------------------------------------------------------------------
         Class B  None                                             5.0%(2)
         ---------------------------------------------------------------------------------------------------------
         Class C  None                                             1.0%(3)
         ---------------------------------------------------------------------------------------------------------

         (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.

         (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."

         (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

         Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                    Total Annual
                       Advisory   and/or Service    Other         Fund Operating
         Share Class   Fees       (12b-1) Fees(1)   Expenses(2)   Expenses
         -----------------------------------------------------------------------
         Class A       0.40%      0.25%             0.41%         1.06%
         -----------------------------------------------------------------------
         Class B       0.40       1.00              0.41          1.81
         -----------------------------------------------------------------------
         Class C       0.40       1.00              0.40          1.80
         -----------------------------------------------------------------------

         (1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
         (2) Other Expenses reflect an Administrative Fee of 0.40% paid by each class and interest expense attributable to Class A and Class B. Total Annual Fund Operating Expenses excluding interest expense is 1.05% for Class A and 1.80% for Class B. Interest expense is generally incurred as a result of investment management activities.

         Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                      Example: Assuming you redeem shares                          Example: Assuming you do not
                      at the end of each period                                    redeem your shares
         Share Class  Year 1         Year 3         Year 5         Year 10         Year 1  Year 3 Year 5 Year 10
         --------------------------------------------------------------------------------------------------------
         Class A      $553           $772           $1,008          $1,686          $553   $772   $1,008  $1,686
         --------------------------------------------------------------------------------------------------------
         Class B       684            869            1,180           1,928*          184    569      980   1,928*
         --------------------------------------------------------------------------------------------------------
         Class C       283            566              975           2,116           183    566      975   2,116
         --------------------------------------------------------------------------------------------------------

*For Class B shares purchased prior to January 1, 2002, this amount is $1,833.

                                                                  Prospectus   6

            PIMCO Emerging Markets Bond Fund

--------------------------------------------------------------------------------
Principal   Investment Objective     Fund Focus           Credit Quality
Investments Seeks maximum            Emerging market      Maximum 15%
and         total return,            fixed income         below B*
Strategies  consistent with          securities
            preservation of          Average Portfolio    Dividend Frequency
            capital and              Duration             Declared daily and
            prudent                  0-8 years            distributed monthly
            investment
            management

            Fund Category
            International
            Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets. Such securities may be denominated in non-U.S. currencies and the U.S. dollar. A security is economically tied to an emerging market country if it is principally traded on the country's securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The average portfolio duration of the Fund varies based on PIMCO's forecast for interest rates and, under normal market conditions, is not expected to exceed eight years.

             PIMCO has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, PIMCO generally considers an emerging securities market to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in securities whose return is based on the return of an emerging securities market, such as a derivative instrument, rather than investing directly in securities of issuers from emerging markets.

             The Fund may invest substantially all of its assets in high yield securities ("junk bonds") subject to a maximum of 15% of its assets in securities rated below B by Moody's or by S&P or, if unrated, determined by PIMCO to be of comparable quality.* The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

            * Effective December 17, 2001. Prior to that date, Caa to Aaa;
              maximum 35% below B.

--------------------------------------------------------------------------------
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:
Principal Risks

              .Interest Rate Risk    .Emerging Markets Risk .Liquidity Risk
              .Credit Risk           .Foreign Investment    .Derivatives Risk
              .Market Risk            Risk                  .Leveraging Risk
              .Issuer Risk           .Currency Risk         .Management Risk
              .High Yield Risk       .Issuer Non-Diversifi-
                                      cation Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance
Information The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflects the impact of sales charges. Past performance is no guarantee of future results.


7 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class A


                                    [GRAPH]                 More Recent Return
                                                            Information
                                 Annual Return              --------------------
                                                            1/1/01-
                              98       99       00          9/30/01       12.96%
                            ------   ------   ------
                           -12.10%   26.10%   14.12%        Highest and Lowest
                                                            Quarter Returns
                   Calendar Year End (through 12/31)        (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (10/1/98-
                                                            12/31/98)     12.17%
                                                            --------------------
                                                            Lowest (7/1/98-
                                                            9/30/98)     -21.14%

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                 Fund Inception
                                                          1 Year (7/31/97)
            -------------------------------------------------------------------
         Class A                                           8.99% 4.75%
            -------------------------------------------------------------------
         Class B                                           8.28% 4.70%
            -------------------------------------------------------------------
         Class C                                          12.40% 5.40%
            -------------------------------------------------------------------
         J.P. Morgan Emerging Markets Bond Index Plus(1)  15.66% 6.20%
            -------------------------------------------------------------------
         Lipper Emerging Market Debt Fund Avg(2)           9.86% 1.55%
            -------------------------------------------------------------------

            (1) The J.P. Morgan Emerging Markets Bond Index Plus is an
                unmanaged index which tracks the total returns for external-currency denominated debt instruments of emerging markets. It is not possible to invest directly in the index.
            (2) The Lipper Emerging Market Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that seek either current income or total return by investing at least 65% of total assets in emerging market debt securities. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ---------------------------------------------------------------------------------------------------------
         Class A  4.5%                                             1%(1)
         ---------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(2)
         ---------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(3)
         ---------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                    Total Annual
                       Advisory   and/or Service    Other         Fund Operating
         Share Class   Fees       (12b-1) Fees(1)   Expenses(2)   Expenses
         -----------------------------------------------------------------------
         Class A       0.45%      0.25%             0.64%         1.34%
         -----------------------------------------------------------------------
         Class B       0.45       1.00              0.64          2.09
         -----------------------------------------------------------------------
         Class C       0.45       1.00              0.63          2.08
         -----------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflect an Administrative Fee of 0.55% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 1.25% for Class A and 2.00% for Class B and Class C. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                        Example: Assuming you do not
                       Example: Assuming you redeem shares at the end of each period    redeem your shares
         Share Class
                       Year 1        Year 3           Year 5           Year 10          Year 1 Year 3 Year 5  Year 10
         ------------------------------------------------------------------------------------------------------------
         Class A       $580            $855            $1,151           $1,990          $580   $855   $1,151  $1,990
         ------------------------------------------------------------------------------------------------------------
         Class B        712             955             1,324            2,227*          212    655    1,124   2,227*
         ------------------------------------------------------------------------------------------------------------
         Class C        311             652             1,119            2,410           211    652    1,119   2,410
         ------------------------------------------------------------------------------------------------------------

            * For Class B shares purchased prior to January 1, 2002, this amount is $2,134.

                                                                   Prospectus  8

            PIMCO Foreign Bond Fund

--------------------------------------------------------------------------------
Principal   Investment Objective     Fund Focus             Credit Quality
Investments Seeks maximum total      Intermediate maturity  B to Aaa; maximum
and         return, consistent       hedged non-U.S. fixed  10% below Baa
Strategies  with preservation of     income securities
            capital and prudent                             Dividend Frequency
            investment               Average Portfolio      Declared daily and
            management               Maturity               distributed monthly
                                     3-7 years
            Fund Category
            International Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 85% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies or baskets of foreign currencies (such as the euro). The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             PIMCO selects the Fund's foreign country and currency
            compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of the Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

               .Interest Rate Risk   .Foreign Investment Risk  .Mortgage Risk
               .Credit Risk          .Currency Risk            .Derivatives Risk
               .Market Risk          .Issuer Non-Diversi-      .Leveraging Risk
               .Issuer Risk           fication Risk            .Management Risk
                                     .Liquidity Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/20/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

9 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class A






                                    [GRAPH]

                                 Annual Return

        93        94        95       96       97       98      99       00
      ------    ------    ------   ------   ------   ------  ------   -----
      15.92%    -7.72%    20.68%   18.42%    9.07%    9.53%   1.11%   9.35%

                   Calendar Year End (through 12/31)

                                                            More Recent Return
                                                            Information
                                                            --------------------
                                                            1/1/01-9/30/01 6.79%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (10/1/95-
                                                            12/31/95)      7.12%
                                                            --------------------
                                                            Lowest (1/1/94-
                                                            3/31/94)      -4.32%

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                 Fund Inception
                                                  1 Year 5 Years (12/3/92)(3)
         ----------------------------------------------------------------------
         Class A                                  4.43%  8.36%   8.67%
         ----------------------------------------------------------------------
         Class B                                  3.46%  8.28%   8.60%
         ----------------------------------------------------------------------
         Class C                                  7.48%  8.55%   8.48%
         ----------------------------------------------------------------------
         J.P. Morgan Non-U.S. Index (Hedged)(1)   9.71%  9.49%   9.18%
         ----------------------------------------------------------------------
         Lipper International Income Fund Avg(2)  1.68%  3.36%   5.70%
         ----------------------------------------------------------------------

            (1) The J.P. Morgan Non-U.S. Index (Hedged) in an unmanaged index representative of the total return performance in U.S. dollars of major non-U.S. bond markets with an average duration of 5.68 years as of 6/30/01. It is not possible to invest directly in the index.
            (2) The Lipper International Income Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest primarily in U.S. dollar and non-U.S dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. It does not take into account sales charges.
            (3) The Fund commenced operations 12/3/92. Index comparisons begin on 11/30/92.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         --------------------------------------------------------------------------------------------------------
         Class A  4.5%                                             1%(1)
         --------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(2)
         --------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(3)
         --------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                    Total Annual
                       Advisory   and/or Service    Other         Fund Operating
         Share Class   Fees       (12b-1) Fees(1)   Expenses(2)   Expenses
         -----------------------------------------------------------------------
         Class A       0.25%      0.25%             0.49%         0.99%
         -----------------------------------------------------------------------
         Class B       0.25       1.00              0.49          1.74
         -----------------------------------------------------------------------
         Class C       0.25       1.00              0.49          1.74
         -----------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflect an Administrative Fee of 0.45% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.95% for Class A and 1.70% for Class B and Class C. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                        Example: Assuming you do not
                       Example: Assuming you redeem shares at the end of each period    redeem your shares
         Share Class   Year 1          Year 3          Year 5          Year 10         Year 1 Year 3 Year 5 Year 10
         ------------------------------------------------------------------------------------------------------------
         Class A       $546            $751            $  972           $1,608          $546   $751   $972    $1,608
         ------------------------------------------------------------------------------------------------------------
         Class B        677             848             1,144            1,851*          177    548    944     1,851*
         ------------------------------------------------------------------------------------------------------------
         Class C        277             548               944            2,052           177    548    944     2,052
         ------------------------------------------------------------------------------------------------------------

            * For Class B shares purchased prior to January 1, 2002, this amount is $1,756.
                                                                  Prospectus 10

            PIMCO Global Bond Fund II

--------------------------------------------------------------------------------
Principal   Investment Objective     Fund Focus           Credit Quality
Investments Seeks maximum total      U.S. and hedged      B to Aaa; maximum
and         return, consistent       foreign intermediate 10% below Baa
Strategies  with preservation        maturity fixed
            of capital               income securities    Dividend Frequency
                                                          Declared daily and
            Fund Category            Average Portfolio    distributed monthly
            International Bond       Duration
                                     3-7 years



            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. The Fund invests primarily in securities of issuers located in economically developed countries. Securities may be denominated in major foreign currencies, baskets of foreign currencies (such as the euro), or the U.S. dollar. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             PIMCO selects the Fund's foreign country and currency
            compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. Investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund's assets. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

            . Interest Rate Risk   . Foreign Investment Risk . Mortgage Risk
            . Credit Risk          . Currency Risk           . Derivatives Risk
            . Market Risk          . Issuer Non-             . Leveraging Risk
            . Issuer Risk            Diversification Risk    . Management Risk
                                   . Liquidity Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflects the impact of sales charges. Past performance is no guarantee of future results.


11  PIMCO Funds:  Pacific Investment Management Series

            Calendar Year Total Returns -- Class A
                          [GRAPH]

                        Annual Return
                                                            More Recent Return
             96       97       98      99       00          Information
            ------   -----    -----   ------   -----        --------------------
            12.40%   8.29%    7.29%   -0.11%   8.77%        1/1/01-9/30/01 8.66%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (07/01/96-
                                                            09/30/96)      5.29%
                                                            --------------------
                                                            Lowest (07/01/99-
                                                            09/30/99)     -1.82%
                   Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                             Fund Inception
                                               1 Year 5 Year (10/2/95)(3)
         ------------------------------------------------------------------
         Class A                                 3.88% 6.26%  7.28%
         ------------------------------------------------------------------
         Class B                                 2.99% 6.11%  7.27%
         ------------------------------------------------------------------
         Class C                                 6.98% 6.39%  7.39%
         ------------------------------------------------------------------
         J.P. Morgan Global Index (Hedged)(1)   10.96% 8.44%  8.88%
         ------------------------------------------------------------------
         Lipper Global Income Fund Avg(2)        3.10% 3.94%  4.51%
         ------------------------------------------------------------------

            (1) The J.P. Morgan Global Index (Hedged) is an unmanaged index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in the index.
            (2) The Lipper Global Income Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. It does not take into account sales charges.
            (3) The Fund commenced operations on 10/2/95. Index comparisons begin on 9/30/95.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ---------------------------------------------------------------------------------------------------------
         Class A  4.5%                                             1%(1)
         ---------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(2)
         ---------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(3)
         ---------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                Distribution                 Total Annual
                       Advisory and/or Service   Other       Fund Operating
         Share Class   Fees      (12b-1) Fees(1) Expenses(2) Expenses
         ------------------------------------------------------------------
         Class A       0.25%    0.25%            0.48%       0.98%
         ------------------------------------------------------------------
         Class B       0.25     1.00             0.48        1.73
         ------------------------------------------------------------------
         Class C       0.25     1.00             0.48        1.73
         ------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflect an Administrative Fee of 0.45% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.95% for Class A and 1.70% for Class B and Class C. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                        Example: Assuming you do not
                       Example: Assuming you redeem shares at the end of each period    redeem your shares
         Share Class   Year 1          Year 3          Year 5          Year 10          Year 1 Year 3 Year 5 Year 10
         -----------------------------------------------------------------------------------------------------------
         Class A       $545            $748            $  967          $1,597           $545   $748   $967   $1,597
         -----------------------------------------------------------------------------------------------------------
         Class B        676             845             1,139           1,840*           176    545    939    1,840*
         -----------------------------------------------------------------------------------------------------------
         Class C        276             545               939           2,041            176    545    939    2,041
         -----------------------------------------------------------------------------------------------------------

            * For Class B shares purchased prior to January 1, 2002, this amount is $1,745.
                                                                   Prospectus 12

            PIMCO GNMA Fund

--------------------------------------------------------------------------------
Principal   Investment Objective     Fund Focus           Credit Quality
Investments Seeks maximum total      Short to             Baa to Aaa; maximum
and         return, consistent       intermediate         10% below Aaa
Strategies  with preservation        maturity mortgage-
            of capital and           related fixed        Dividend Frequency
            prudent investment       income securities    Declared daily and
            management                                    distributed monthly
                                     Average Portfolio
            Fund Category            Duration
            Mortgage-Backed          1-7 years
            Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association ("GNMA"). The Fund is neither sponsored by nor affiliated with GNMA. The average portfolio duration of this Fund normally varies within a one- to seven-year time frame based on PIMCO's forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its assets in investment grade securities rated below Aaa by Moody's or AAA by S&P, subject to a minimum rating of Baa by Moody's or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Market Risk          . Derivatives Risk     . Foreign
              . Issuer Risk          . Mortgage Risk          Investment Risk
              . Interest Rate Risk   . Liquidity Risk       . Leveraging Risk
              . Credit Risk                                 . Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Class A, Class B or Class C shares for a full calendar year. Although Class A, Class B and Class C shares would have annual returns similar to those of Institutional Class shares (because all the Fund's shares represent interests in the same portfolio of securities), Class A, Class B and Class C performance would be lower than Institutional Class performance because of the higher expenses paid by Class A, Class B and Class C shares. The Average Annual Total Returns table also shows estimated historical performance for Class A, Class B and Class C shares. The performance of Class A, Class B and Class C shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class A, Class B and Class C shares. Past performance is no guarantee of future results.


13  PIMCO Funds:  Pacific Investment Management Series

            Calendar Year Total Return -- Institutional Class
                    [GRAPH]

                 Annual Return
                                                            More Recent Return
              98      99        00                          Information
            -----    -----    -----                         --------------------
            6.10%    2.86%    11.60%                        1/1/01-
                                                            9/30/01       11.45%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (10/1/00-
                                                            12/31/00)      4.34%
                                                            --------------------
                                                            Lowest (10/1/99-
                                                            12/31/99)     -0.48%
                   Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                  Fund Inception
                                                     1 Year       (7/31/97)
           ---------------------------------------------------------------------
           Class A                                    6.15%       5.42%
           ---------------------------------------------------------------------
           Class B                                    5.33%       5.28%
           ---------------------------------------------------------------------
           Class C                                    9.33%       6.05%
           ---------------------------------------------------------------------
           Merrill Lynch 1-3 Year Treasury Index(1)   7.99%       6.02%
           ---------------------------------------------------------------------
           Lehman Brothers GNMA Index(2)             11.11%       6.80%
           ---------------------------------------------------------------------
           Lipper U.S. Mortgage Fund Avg(3)          10.46%       5.93%
           ---------------------------------------------------------------------

            (1) The Merrill Lynch 1-3 Year Treasury Index, the Fund's former benchmark index, is an unmanaged index of U.S. Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index.
            (2) The Lehman Brothers GNMA Index, the Fund's current benchmark index, is an unmanaged index of mortgage-backed pass-through securities of the Government National Mortgage Association
                 (GNMA). The Fund has changed its benchmark index because the Lehman Brothers GNMA Index more closely reflects the universe of securities in which the Fund invests.
            (3) The Lipper U.S. Mortgage Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. It does not take into account sale charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder fees (fees paid directly from your investment)

                    Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                    on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            --------------------------------------------------------------------------------------------------------
            Class A  4.5%                                             1.0%(1)
            --------------------------------------------------------------------------------------------------------
            Class B  None                                             5.0%(2)
            --------------------------------------------------------------------------------------------------------
            Class C  None                                             1.0%(3)
            --------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                   Distribution                Total Annual
                          Advisory and/or Service  Other       Fund Operating
            Share Class   Fees     (12b-1) Fees(1) Expenses(2) Expenses
            -----------------------------------------------------------------
            Class A       0.25%    0.25%           0.50%       1.00%
            -----------------------------------------------------------------
            Class B       0.25     1.00            0.50        1.75
            -----------------------------------------------------------------
            Class C       0.25     1.00            0.50        1.75
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2)  Other Expenses reflect an Administrative Fee of 0.50%.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                        Example: Assuming you do not
                       Example: Assuming you redeem shares at the end of each period    redeem your shares
            Share Class   Year 1          Year 3          Year 5          Year 10       Year 1 Year 3 Year 5 Year 10
            --------------------------------------------------------------------------------------------------------
            Class A       $547            $754            $  978          $1,620        $547   $754   $978   $1,620
            --------------------------------------------------------------------------------------------------------
            Class B        678             851             1,149           1,862*        178    551    949    1,862*
            --------------------------------------------------------------------------------------------------------
            Class C        278             551               949           2,062         178    551    949    2,062
            --------------------------------------------------------------------------------------------------------

            *For Class B shares purchased prior to January 1, 2002, this amount is $1,767.

                                                                   Prospectus 14

            PIMCO High Yield Fund

--------------------------------------------------------------------------------
Principal   Investment Objective     Fund Focus           Credit Quality
Investments Seeks maximum total      Higher yielding      B to Aaa; minimum
and         return, consistent       fixed income         65% below Baa
Strategies  with preservation of     securities
            capital and prudent                           Dividend Frequency
            investment               Average Portfolio    Declared daily and
            management               Duration             distributed monthly
                                     2-6 years
            Fund Category
            High Yield Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund's assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Fund may invest up to 15% of its assets in euro-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund normally will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest up to 15% of its assets in derivative
            instruments, such as options, futures contracts or swap agreements. The Fund may invest all of its assets in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase, and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Issuer Risk           .Foreign Investment
              .Credit Risk           .Liquidity Risk         Risk
              .High Yield Risk       .Derivatives Risk      .Currency Risk
              .Market Risk           .Mortgage Risk         .Leveraging Risk
                                                            .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance
Information The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/13/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

15  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class A

                                    [GRAPH]

                                 Annual Return

           93      94      95      96      97      98      99      00
         ------  ------  ------  ------  ------  ------  ------  ------
         18.26%   2.01%  20.23%  11.28%  12.78%   6.12%   2.41%  -0.84%

                    Calendar Year End (through 12/31)

                                                            More Recent Return
                                                            Information
                                                            --------------------
                                                            1/1/01-9/30/01 0.78%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (1/1/93-
                                                            3/31/93)       6.17%
                                                            --------------------
                                                            Lowest (7/1/98-
                                                            9/30/98)      -2.28%


            Average Annual Total Returns (for periods ended 12/31/00)

                                                                 Fund Inception
                                                  1 Year 5 Years (12/16/92)(3)
         ----------------------------------------------------------------------
         Class A                                  -5.30% 5.25%   8.15%
         ----------------------------------------------------------------------
         Class B                                  -6.12% 5.15%   8.08%
         ----------------------------------------------------------------------
         Class C                                  -2.48% 5.45%   7.99%
         ----------------------------------------------------------------------
         Lehman Brothers Intermediate BB US High
          Yield Index(1)                           3.73% 6.41%   8.20%
         ----------------------------------------------------------------------
         Lipper High Current Yield Fund Avg(2)    -8.11% 3.60%   6.02%
         ----------------------------------------------------------------------

            (1) The Lehman Brothers Intermediate BB US High Yield Index is an unmanaged index comprised of various fixed income securities rated BB with an average duration of 4.28 years as of 6/30/01. It is not possible to invest directly in the index.
            (2) The Lipper High Current Yield Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. It does not take into account sales charges.
            (3) The Fund commenced operations on 12/16/92. Index comparisons begin on 12/31/92.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder fees (fees paid directly from your investment)



                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ---------------------------------------------------------------------------------------------------------
         Class A  4.5%                                             1%(1)
         ---------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(2)
         ---------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(3)
         ---------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                    Total Annual
                       Advisory   and/or Service    Other         Fund Operating
         Share Class   Fees       (12b-1) Fees(1)   Expenses(2)   Expenses
         -----------------------------------------------------------------------
         Class A       0.25%      0.25%             0.40%         0.90%
         -----------------------------------------------------------------------
         Class B       0.25       1.00              0.40          1.65
         -----------------------------------------------------------------------
         Class C       0.25       1.00              0.40          1.65
         -----------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2)  Other Expenses reflect an Administrative Fee of 0.40%.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                      Example: Assuming you do not
                      Example: Assuming you redeem shares at the end of each period   redeem your shares
         Share Class  Year 1         Year 3           Year 5          Year 10         Year 1 Year 3 Year 5  Year 10
         -----------------------------------------------------------------------------------------------------------
         Class A      $538            $724              $926           $1,508          $538   $724   $926    $1,508
         -----------------------------------------------------------------------------------------------------------
         Class B       668             820             1,097            1,753*          168    520    897     1,753*
         -----------------------------------------------------------------------------------------------------------
         Class C       268             520               897            1,955           168    520    897     1,955
         -----------------------------------------------------------------------------------------------------------

            *For Class B shares purchased prior to January 1, 2002, this amount is $1,657.
                                                                   Prospectus 16

            PIMCO Long-Term U.S. Government Fund

--------------------------------------------------------------------------------
Principal   Investment Objective     Fund Focus           Credit Quality
Investments Seeks maximum            Long-term            A to Aaa
and         total return,            maturity fixed
Strategies  consistent with          income securities    Dividend Frequency
            preservation of                               Declared daily and
            capital and                                   distributed monthly
            prudent                  Average Portfolio
            investment               Duration
            management               (greater than
                                     or =)8 years

            Fund Category
            Long Duration
            Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities"). Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. The Fund also may obtain exposure to U.S. Government Securities through the use of futures contracts (including related options) with respect to such securities, and options on such securities, when PIMCO deems it appropriate to do so. While PIMCO may invest in derivatives any time it deems appropriate, it will generally do so when it believes that U.S. Government Securities are overvalued relative to derivative instruments. This Fund will normally have a minimum average portfolio duration of eight years. For point of reference, the dollar-weighted average portfolio maturity of the Fund is normally expected to be more than ten years.

             The Fund's investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its assets in securities rated A by Moody's or S&P, and may only invest up to 25% of its assets in securities rated Aa by Moody's or AA by S&P.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------

Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Issuer Risk           .Leveraging Risk
              .Credit Risk           .Derivatives Risk      .Management Risk
              .Market Risk           .Mortgage Risks

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/20/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.


17  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class A

                                    [GRAPH]

                                 Annual Return
      92      93      94      95      96      97      98      99       00
    ------  ------  ------  ------  ------  ------  ------  ------   ------
    11.56%  18.21%  -7.77%  31.09%   0.31%  14.59%  12.97%  -8.35%   19.91%

                                                            More Recent Return
                                                            Information
                                                            --------------------
                                                            1/1/01-9/30/01 7.70%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (4/1/95-
                                                            6/30/95)      10.66%
                                                            --------------------
                                                            Lowest (1/1/96-
                                                            3/31/96)      -6.35%
                   Calendar Year End (through 12/31)
            Average Annual Total Returns (for periods ended 12/31/00)

                                                                  Fund Inception
                                           1 Year     5 Years     (7/1/91)(3)
         -----------------------------------------------------------------------
         Class A                           14.51%     6.39%       10.41%
         -----------------------------------------------------------------------
         Class B                           14.02%     6.24%       10.35%
         -----------------------------------------------------------------------
         Class C                           18.02%     6.57%       10.15%
         -----------------------------------------------------------------------
         Lehman Long-Term Treasury
          Index(1)                         20.28%     7.28%       10.17%
         -----------------------------------------------------------------------
         Lipper General U.S. Government
          Fund Avg(2)                      11.90%     5.46%        7.10%
         -----------------------------------------------------------------------

            (1) The Lehman Long-Term Treasury Index is an unmanaged index of U.S. Treasury issues with maturities greater than 10 years.
                 It is not possible to invest directly in the index.
            (2)  The Lipper General U.S. Government Fund Average is a total return performance average of Funds tracked by Lipper
                 Analytical Services, Inc. that invest at least 65% of their assets in U.S. government and agency issues. It does not take into account sales charges.
            (3) The Fund commenced operations on 7/1/91. Index comparisons begin on 6/30/91.

--------------------------------------------------------------------------------
Fees and
Expenses    These tables describe the fees and expenses you may pay if you buy
of the      and hold Class A, B or C shares of the Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ---------------------------------------------------------------------------------------------------------
         Class A  4.5%                                             1%(1)
         ---------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(2)
         ---------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(3)
         ---------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                    Total Annual
                       Advisory   and/or Service    Other         Fund Operating
         Share Class   Fees       (12b-1) Fees(1)   Expenses(2)   Expenses
         -----------------------------------------------------------------------
         Class A       0.25%      0.25%             0.47%         0.97%
         -----------------------------------------------------------------------
         Class B       0.25       1.00              0.45          1.70
         -----------------------------------------------------------------------
         Class C       0.25       1.00              0.46          1.71
         -----------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflect an Administrative Fee of 0.40% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.90% for Class A and 1.65% for Class B and Class C. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                        Example: Assuming you do not
                      Example: Assuming you redeem shares at the end of each period     redeem your shares
         Share Class  Year 1          Year 3           Year 5         Year 10           Year 1 Year 3 Year 5 Year 10
            ---------------------------------------------------------------------------------------------------------
         Class A       $545            $745            $  962           $1,586          $545   $745   $962    $1,586
            ---------------------------------------------------------------------------------------------------------
         Class B        673             836             1,123            1,813*          173    536    923     1,813*
            ---------------------------------------------------------------------------------------------------------
         Class C        274             539                928           2,019           174    539    928     2,019
            ---------------------------------------------------------------------------------------------------------

            * For Class B shares purchased prior to January 1, 2002, this amount is $1,720.

                                                                  Prospectus  18

            PIMCO Low Duration Fund

--------------------------------------------------------------------------------
Principal   Investment Objective     Fund Focus         Credit Quality
Investments Seeks maximum total      Short maturity     B to Aaa; maximum
and         return, consistent       fixed income       10% below Baa
Strategies  with preservation of     securities
            capital and prudent                         Dividend Frequency
            investment               Average Portfolio  Declared daily and
            management               Duration           distributed monthly
                                     1-3 years
            Fund Category
            Short Duration Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk   .Derivatives Risk     .Currency Risk
              .Credit Risk          .Liquidity Risk       .Leveraging Risk
              .Market Risk          .Mortgage Risk        .Management Risk
              .Issuer Risk          .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/13/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.


19 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class A


                                    [GRAPH]

                                 Annual Return

      91     92     93     94     95     96     97     98     99     00
    ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
    12.94%  7.20%  7.27%  0.16% 11.41%  5.54%  7.74%  6.66%  2.49%  7.20%

                  Calendar Year End (through 12/31)

More Recent Return Information
----------------------------------------------
1/1/01-9/30/01                           7.54%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
----------------------------------------------
Highest (10/1/91-12/31/91)               3.78%
----------------------------------------------
Lowest (1/1/94-3/31/94)                 -0.44%

            Average Annual Total Returns (for periods ended 12/31/00)

                                                   1 Year  5 Years  10 Years
         -------------------------------------------------------------------
         Class A                                    3.98%    5.29%     6.49%
         -------------------------------------------------------------------
         Class B                                    1.40%    4.81%     6.26%
         -------------------------------------------------------------------
         Class C                                    5.66%    5.42%     6.29%
         -------------------------------------------------------------------
         Merrill Lynch 1-3 Year Treasury Index(1)   7.99%    5.92%     6.42%
         -------------------------------------------------------------------
         Lipper Short Investment Grade Debt
         Fund Avg(2)                                7.35%    5.39%     6.28%
         -------------------------------------------------------------------

         (1) The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index.

         (2) The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund
            Shareholder fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ------------------------------------------------------------------------------------------------------
         Class A  3%                                               1%(1)
         ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(2)
         ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(3)
         ------------------------------------------------------------------------------------------------------

         (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.

         (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."

         (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

         Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                    Total Annual
                       Advisory   and/or Service    Other         Fund Operating
         Share Class   Fees       (12b-1) Fees(1)   Expenses(2)   Expenses
         -----------------------------------------------------------------------
         Class A       0.25%      0.25%             0.46%         0.96%
         -----------------------------------------------------------------------
         Class B       0.25       1.00              0.46          1.71
         -----------------------------------------------------------------------
         Class C       0.25       0.75              0.46          1.46
         -----------------------------------------------------------------------

         (1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

         (2) Other Expenses reflect an Administrative Fee of 0.40% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.90% for Class A, 1.65% for Class B and 1.40% for Class
             C. Interest expense is generally incurred as a result of investment management activities.

         Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                      Example: Assuming you redeem shares at                  Example: Assuming you do not
                       the end of each period                                  redeem your shares
         Share Class  Year 1         Year 3          Year 5         Year 10   Year 1    Year 3   Year 5   Year 10
         ---------------------------------------------------------------------------------------------------------
         Class A       $395           $597           $  815          $1,443    $395     $597      $815    $1,443
         ---------------------------------------------------------------------------------------------------------
         Class B        674            839            1,128           1,819*    174      539       928     1,819*
         ---------------------------------------------------------------------------------------------------------
         Class C        249            462               797          1,746     149      462       797     1,746
         ---------------------------------------------------------------------------------------------------------

* For Class B shares purchased prior to January 1, 2002, this amount is $1,723.

                                                                 Prospectus   20

            PIMCO Money Market Fund

--------------------------------------------------------------------------------
Principal   Investment              Fund Focus          Credit
Investments Objective               Money market        Quality
and         Seeks maximum           instruments         Minimum 95% rated Aaa
Strategies  current income,                             or Prime 1; (less than
            consistent with         Average Portfolio   or =) 5% Aa or Prime 2
            preservation of         Maturity
            capital and             (less than or =)    Dividend
            daily liquidity         90 days dollar-     Frequency
                                    weighted average
            Fund Category           maturity            Declared daily and
            Short                                       distributed monthly
            Duration Bond

            The Fund seeks to achieve its investment objective by investing at least 95% of its assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Fund also may invest up to 5% of its assets in money market securities that are in the second-highest rating category for short-term obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 90 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

             The Fund may invest in the following: obligations of the U.S.
            Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its assets in securities or obligations issued by U.S. banks. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions in order to earn income.

             The Fund's investments will comply with applicable rules
            governing the quality, maturity and diversification of securities held by money market funds.

--------------------------------------------------------------------------------
Principal   An investment in the Fund is not insured or guaranteed by the
Risks       Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk   .Market Risk
              .Credit Risk          .Issuer Risk
              .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/13/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. To obtain the Fund's current yield, call 1-800-927-4648. Past performance is no guarantee of future results.


21 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class A
                                  [GRAPH]

                               Annual Return

                    92      93      94      95      96
                  -----   -----   -----   -----   -----

                  3.18%   2.54%   3.66%   5.80%   5.02%

                        97      98      99      00
                      -----   -----   -----   -----
                      5.04%   4.97%   4.61%   5.91%


                                           More Recent Return
                                           Information
                                           ------------------------------------
                                           1/1/01-9/30/01 3.18%

                                           Highest and Lowest Quarter Returns
                                           (for periods shown in the bar chart)
                                           ------------------------------------
                                           Highest (10/1/95-12/31/95) 1.65%
                                           ------------------------------------
                                           Lowest (4/1/93-6/30/93) 0.61%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                Fund Inception
                                                 1 Year 5 Years (3/1/91)(3)
         ---------------------------------------------------------------------
         Class A                                 5.91%  5.11%   4.60%
         ---------------------------------------------------------------------
         Class B                                 5.01%  4.23%   3.69%
         ---------------------------------------------------------------------
         Class C                                 5.94%  5.15%   4.61%
         ---------------------------------------------------------------------
         Salomon Brothers 3-month Treasury Bill
          Index(1)                               5.97%  5.25%   4.83%
         ---------------------------------------------------------------------
         Lipper Money Market Fund Avg(2)         5.69%  4.99%   4.58%
         ---------------------------------------------------------------------

            (1) The Salomon Brothers 3-month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.
            (2) The Lipper Money Market Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest in high quality financial instruments (rated in the top two grades) with dollar-weighted average maturities of less than 90 days. It does not take into account sales charges.
            (3) The Fund commenced operations on 3/1/91. Index comparisons begin on 2/28/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ---------------------------------------------------------------------------------------------------------
         Class A  None(1)                                          None
         ---------------------------------------------------------------------------------------------------------
         Class B  None                                             None(2)
         ---------------------------------------------------------------------------------------------------------
         Class C  None                                             None
         ---------------------------------------------------------------------------------------------------------

            (1) Regular sales charges apply when Class A shares of the Money
                Market Fund (on which no sales charge was paid at the time of purchase) are exchanged for shares of any other Fund.
            (2) Class B shares are available only through exchanges of Class B shares of other Funds.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                    Total Annual
                       Advisory   and/or Service    Other         Fund Operating
         Share Class   Fees       (12b-1) Fees(1)   Expenses(2)   Expenses
         -----------------------------------------------------------------------
         Class A       0.15%      0.10%             0.35%         0.60%
         -----------------------------------------------------------------------
         Class B       0.15       1.00              0.35          1.50
         -----------------------------------------------------------------------
         Class C       0.15       0.10              0.35          0.60
         -----------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and
                Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflect an Administrative Fee of 0.35%.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                      Example: Assuming you redeem shares  Example: Assuming you do not redeem
                      at the end of each period            your shares
         Share Class  Year 1   Year 3   Year 5   Year 10   Year 1   Year 3   Year 5   Year 10
         -------------------------------------------------------------------------------------
         Class A      $ 61     $192     $  335   $  750    $ 61     $192     $335     $  750
         -------------------------------------------------------------------------------------
         Class B       653      774      1,018    1,545*    153      474      818      1,545*
         -------------------------------------------------------------------------------------
         Class C       161      192        335      750      61      192      335        750
         -------------------------------------------------------------------------------------

            * For Class B shares purchased prior to January 1, 2002, this amount is $1,429.
                                                                   Prospectus 22

            PIMCO Real Return Fund

--------------------------------------------------------------------------------
Principal   Investment Objective     Fund Focus           Credit Quality
Investments Seeks maximum real       Inflation-indexed    B to Aaa; maximum
and         return, consistent       fixed income         10% below Baa
Strategies  with preservation of     securities
            real capital and                              Dividend Frequency
            prudent investment       Average Portfolio    Declared daily and
            management               Duration             distributed monthly
                                     See description
            Fund Category            below
            Inflation-Indexed
            Bond

            The Fund seeks its investment objective by investing under normal circumstances at least 65% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

             Because of the unique features of inflation-indexed bonds, PIMCO uses a modified form of duration for the Fund ("real duration") which measures price changes as a result of changes in "real" interest rates. A "real" interest rate is the market interest rate minus expected inflation. There is no limit on the real duration of the Fund, but it is expected that the average real duration of this Fund will normally vary approximately within a range that is centered on the average real duration of the Lehman U.S. Treasury Inflation Notes Index which as of June 30, 2001 was 8.81 years. For point of reference, it is expected that the average portfolio duration (as opposed to real duration) of the Fund will generally vary within a one- to five-year time frame, although this range is subject to change.

             The Fund invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Derivatives Risk      .Currency Risk
              .Credit Risk           .Liquidity Risk        .Leveraging Risk
              .Market Risk           .Issuer Non-           .Management Risk
                                      Diversification Risk  .Mortgage Risk
              .Issuer Risk           .Foreign Investment
                                      Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflects the impact of sales charges. Past performance is no guarantee of future results.

23 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class A

                                    [GRAPH]

                                 Annual Return

                              98      99      00
                            ------  ------  ------
                             4.77%   5.29%  13.01%


                                                            More Recent Return
                                                            Information
                                                            --------------------
                                                            1/1/01-9/30/01 9.74%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)

                                                            --------------------

                                                            Highest (1/1/00-
                                                            3/31/00)       4.29%
                   Calendar Year End (through 12/31)        --------------------
                                                            Lowest (10/1/98-
                                                            12/31/98)     -0.15%

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                   Fund Inception
                                                      1 Year       (1/29/97)
         ------------------------------------------------------------------------
         Class A                                       9.62%       5.94%
         ------------------------------------------------------------------------
         Class B                                       7.19%       5.34%
         ------------------------------------------------------------------------
         Class C                                      11.46%       6.23%
         ------------------------------------------------------------------------
         Lehman Brothers Inflation
          Linked Treasury Index(1)                    13.18%       5.50%
         ------------------------------------------------------------------------
         Lipper Short U.S. Government Fund Avg(2)      7.87%       5.41%
         ------------------------------------------------------------------------

            (1) The Lehman Brothers Inflation Linked Treasury Index is an
                unmanaged index consisting of the U.S. Treasury Inflation Protected Securities market with an average duration of 8.81 years as of 6/30/01. It is not possible to invest directly in the index.
            (2) The Lipper Short U.S. Government Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of less than three years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ---------------------------------------------------------------------------------------------------------
         Class A  3%                                               1%(1)
         ---------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(2)
         ---------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(3)
         ---------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                    Total Annual
                       Advisory   and/or Service    Other         Fund Operating
         Share Class   Fees       (12b-1) Fees(1)   Expenses(2)   Expenses
         -----------------------------------------------------------------------
         Class A       0.25%      0.25%             0.44%         0.94%
         -----------------------------------------------------------------------
         Class B       0.25       1.00              0.44          1.69
         -----------------------------------------------------------------------
         Class C       0.25       0.75              0.44          1.44
         -----------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflect an Administrative Fee of 0.40% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.90% for Class A, 1.65% for Class B and 1.40% for Class C. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                     Example: Assuming you redeem shares at the                  Example: Assuming you do not
                     end of each period                                          redeem your shares
         Share Class Year 1         Year 3        Year 5         Year 10         Year 1    Year 3   Year 5   Year 10
         ------------------------------------------------------------------------------------------------------------
         Class A      $393           $591         $  804          $1,420          $393     $591     $804      $1,420
         ------------------------------------------------------------------------------------------------------------
         Class B       672            833          1,118           1,797*          172      533      918       1,797*
         ------------------------------------------------------------------------------------------------------------
         Class C       247            456            787           1,724           147      456      787       1,724
         ------------------------------------------------------------------------------------------------------------

            * For Class B shares purchased prior to January 1, 2002, this amount is $1,701.
                                                                   Prospectus 24

            PIMCO Short-Term Fund

--------------------------------------------------------------------------------
Principal   Investment               Fund Focus           Credit Quality
Investments Objective                Money market         B to Aaa; maximum
and         Seeks maximum            instruments and      10% below Baa
Strategies  current income,          short maturity fixed
            consistent with          income securities    Dividend
            preservation of                               Frequency
            capital and daily        Average Portfolio    Declared daily and
            liquidity                Duration             distributed monthly
                                     0-1 year
            Fund Category
            Short Duration
            Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally does not exceed one year. For point of reference, the dollar-weighted average portfolio maturity of the Fund is normally not expected to exceed three years.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 5% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Interest Rate        . Issuer Risk          . Leveraging Risk
                Risk                 . Derivatives Risk     . Management Risk
              . Credit Risk          . Mortgage Risk
              . Market Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/20/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior
            Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

25 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class A

                         [GRAPH]

                      Annual Return

              91     92     93     94     95
            -----  -----  -----  -----  -----
            6.23%  3.21%  4.21%  2.48%  8.76%
              96     97     98     99    00
            -----  -----  -----  -----  -----
            6.58%  6.07%  5.32%  4.82%  6.85%

                                            More Recent Return Information
                                            ------------------------------------
                                            1/1/01-9/30/01                 4.54%

                                            Highest and Lowest Quarter Returns
                                            (for periods shown in the bar chart)
                                            ------------------------------------
                                            Highest (10/1/95-12/31/95)     2.49%
                                            ------------------------------------
                                            Lowest (1/1/94-3/31/94)        0.10%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                     1 Year 5 Years 10 Years
         -------------------------------------------------------------------
         Class A                                     4.71%  5.50%   5.23%
         -------------------------------------------------------------------
         Class B                                     1.07%  4.85%   4.90%
         -------------------------------------------------------------------
         Class C                                     5.54%  5.62%   5.13%
         -------------------------------------------------------------------
         Salomon Brothers 3-month Treasury Bill
          Index(1)                                   5.97%  5.25%   4.86%
         -------------------------------------------------------------------
         Lipper Ultra-short Obligations Fund Avg(2)  6.56%  5.62%   5.44%
         -------------------------------------------------------------------

            (1) The Salomon Brothers 3-month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.
            (2) The Lipper Ultra-short Obligations Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ---------------------------------------------------------------------------------------------------------
         Class A  2%                                               1%(1)
         ---------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(2)
         ---------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(3)
         ---------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) Class B shares are available only through exchanges of Class B shares of other Funds. The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                Distribution                Total Annual
                       Advisory and/or Service  Other       Fund Operating
         Share Class   Fees     (12b-1) Fees(1) Expenses(2) Expenses
         -----------------------------------------------------------------
         Class A       0.25%    0.25%           0.91%       1.41%
         -----------------------------------------------------------------
         Class B       0.25     1.00            0.90        2.15
         -----------------------------------------------------------------
         Class C       0.25     0.55            0.90        1.70
         -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and
                Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflect an Administrative Fee of 0.35% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.85% for Class A, 1.60% for Class B and 1.15% for Class C. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                      Example: Assuming you redeem shares  Example: Assuming you do not redeem
                      at the end of each period            your shares
         Share Class  Year 1   Year 3   Year 5   Year 10   Year 1   Year 3   Year 5   Year 10
         -------------------------------------------------------------------------------------
         Class A      $341     $637     $  956   $1,857    $341     $637     $  956   $1,857
         -------------------------------------------------------------------------------------
         Class B       718      973      1,354    2,292*    218      673      1,154    2,292*
         -------------------------------------------------------------------------------------
         Class C       273      536        923    2,009     173      536        923    2,009
         -------------------------------------------------------------------------------------

            * For Class B shares purchased prior to January 1, 2002, this amount is $2,201.
                                                                  Prospectus 26

            PIMCO StocksPLUS Fund

--------------------------------------------------------------------------------
Principal   Investment               Fund Focus           Credit Quality
Investments Objective                S&P 500 stock        B to Aaa; maximum
and         Seeks total return       index derivatives    10% below Baa
Strategies  which exceeds that       backed by a
            of the S&P 500           portfolio of         Dividend
                                     short-term fixed     Frequency
            Fund Category            income securities    Declared and
            Enhanced Index                                distributed
            Stock                    Average Portfolio    quarterly
                                     Duration
                                     0-1 year

            The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which is normally not expected to exceed one year.

             The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

             Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a "basket" of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor's Depositary Receipts.

             Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. In addition, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

--------------------------------------------------------------------------------
Principal   Under certain conditions, generally in a market where the value of
Risks       both S&P 500 derivatives and fixed income securities are
            declining, the Fund may experience greater losses than would be the case if it invested directly in a portfolio of S&P 500 stocks.
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              . Market Risk          . Interest Rate        . Mortgage Risk
              . Issuer Risk            Risk                 . Leveraging Risk
              . Derivatives Risk     . Liquidity Risk       . Management Risk
              . Credit Risk          . Foreign
                                       Investment Risk
                                     . Currency Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A Shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/20/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

27 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class A

                       [GRAPH]

                    Annual Return

             94      95      96      97
            -----  ------  ------  ------
            2.51%  39.97%  22.59%  32.35%
                 98      99      00
               ------  ------  ------
               27.70%  19.49%  -8.53%

                                                More Recent Return
                                                Information
                                                -----------------------
                                                1/1/01-9/30/01  -20.62%

                                                Highest and Lowest
                                                Quarter Returns
                                                (for periods shown
                                                in the bar chart)
                                                -----------------------
                                                Highest (10/1/98-
                                                12/31/98)        21.23%
                                                -----------------------
                                                Lowest (7/1/98-
                                                9/30/98)         -9.87%
                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                Fund Inception
                                                1 Year  5 Years (5/13/93)(3)
         ---------------------------------------------------------------------
         Class A                                -11.28% 17.04%  17.49%
         ---------------------------------------------------------------------
         Class B                                -13.43% 16.67%  17.15%
         ---------------------------------------------------------------------
         Class C                                 -9.87% 17.17%  17.37%
         ---------------------------------------------------------------------
         S&P 500 Index(1)                        -9.11% 18.33%  17.52%
         ---------------------------------------------------------------------
         Lipper Large-Cap Core Fund Average(2)   -7.48% 15.99%  15.20%
         ---------------------------------------------------------------------

            (1) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Large-Cap Core Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 75% of their equity assets in companies with market capitalization (on a 3 year weighted basis) of greater than 300% of the dollar weighted median market capitalization of the S&P 400 Mid-Cap Index. It does not take into account sales charges.
            (3) The Fund began operations on 5/13/93. Index comparisons began on 4/30/93.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed               Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price)  (as a percentage of original purchase price)
         ----------------------------------------------------------------------------------------------------------
         Class A  3%                                                1%(1)
         ----------------------------------------------------------------------------------------------------------
         Class B  None                                              5%(2)
         ----------------------------------------------------------------------------------------------------------
         Class C  None                                              1%(3)
         ----------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                Distribution                Total Annual
                       Advisory and/or Service  Other       Fund Operating
         Share Class   Fees     (12b-1) Fees(1) Expenses(2) Expenses
         -----------------------------------------------------------------
         Class A       0.40%    0.25%           0.40%       1.05%
         -----------------------------------------------------------------
         Class B       0.40     1.00            0.40        1.80
         -----------------------------------------------------------------
         Class C       0.40     0.75            0.40        1.55
         -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2)  Other Expenses reflect an Administrative Fee of 0.40%.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                      Example: Assuming you redeem shares at the end                   Example: Assuming you do not
                      of each period                                                   redeem your shares
         Share Class  Year 1          Year 3          Year 5          Year 10          Year 1 Year 3 Year 5 Year 10
         ----------------------------------------------------------------------------------------------------------
         Class A      $404            $624            $  862          $1,544           $404   $624   $862   $1,544
         ----------------------------------------------------------------------------------------------------------
         Class B       683             866             1,175           1,917*           183    566    975    1,917*
         ----------------------------------------------------------------------------------------------------------
         Class C       258             490               845           1,845            158    490    845    1,845
         ----------------------------------------------------------------------------------------------------------

            * For Class B shares purchased prior to January 1, 2002, this amount is $1,822.
                                                                   Prospectus

            PIMCO Strategic Balanced Fund

--------------------------------------------------------------------------------
Principal   Investment               Fund Focus           Credit Quality
Investments Objective                45-75% StocksPLUS    (of Underlying
and         Seeks maximum total      Fund;                Funds)
Strategies  return, consistent       25-55% Total         B to Aaa; maximum
            with preservation of     Return Fund          10% below Baa
            capital and prudent
            investment               Average Portfolio    Dividend
            management               Duration             Frequency
                                     (of Underlying       Declared and
            Fund Category            Funds)               distributed
            Stock and Bond           0-6 years            quarterly

            The Fund seeks to achieve its investment objective by normally investing between 45% and 75% of its assets in the StocksPLUS Fund and between 25% and 55% of its assets in the Total Return Fund (collectively, the "Underlying Funds"). The Fund invests all of its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers.

             The StocksPLUS Fund seeks to exceed the total return of the S&P
            500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Total Return Fund seeks to achieve its investment objective by investing at least 65% of its assets in a diversified portfolio of Fixed Income Securities of various maturities. Please see the Fund Summaries of the Underlying Funds in this prospectus for information on their investment styles and primary investments.

             PIMCO determines how the Fund will allocate and reallocate its assets between the Underlying Funds according to the Fund's equity/fixed income allocation targets and ranges. PIMCO does not allocate the Fund's assets according to a predetermined blend of shares of the Underlying Funds. Instead, PIMCO will determine the mix of Underlying Funds appropriate for the Fund based on methodology, developed by PIMCO, that forecasts stages in the business cycle and considers the risk and reward potential of equity and fixed income investments within specific phases of the business cycle.

             The Fund is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objectives by investing in other mutual funds. The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Fund, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund's direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders. In addition to the StocksPLUS and Total Return Funds, the Fund may in the future invest in additional funds in the PIMCO Funds family at the discretion of PIMCO and without shareholder approval.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect the net asset value, yield and total return of the Fund, are:

              . Allocation Risk      . Underlying Fund Risk

             Among the principal risks of investing in the Underlying Funds, and consequently the Fund, which could adversely affect the net asset value, yield and total return of the Fund, are:

              . Market Risk          . Derivatives Risk     . Mortgage Risk
              . Issuer Risk          . Liquidity Risk       . Leveraging Risk
              . Interest Rate        . Foreign              . Management Risk
                Risk                   Investment Risk
              . Credit Risk          . Currency Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of broad-based securities market indices and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (5/28/99), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results, and the Fund achieved the performance track record shown during a period when it pursued its investment objective using different investment strategies.

29 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class A

                         [GRAPH]

                      Annual Return

              97       98      99       00
            -------  -------  -------  ------
            23.69%   19.18%   10.83%  -2.03%

More Recent Return Information
--------------------------------------
1/1/01-9/30/01                  -9.08%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
--------------------------------------
Highest (4/1/97-6/30/97)        12.12%
--------------------------------------
Lowest (7/1/98-9/30/98)         -4.70%

                 Calendar Year End (through 12/31)


            Average Annual Total Returns (for periods ended 12/31/00)

                                                                           Fund Inception
                                                                    1 Year (6/28/96)(4)
         --------------------------------------------------------------------------------
         Class A                                                    -6.44% 12.22%
         --------------------------------------------------------------------------------
         Class B                                                    -7.19% 12.26%
         --------------------------------------------------------------------------------
         Class C                                                    -3.74% 12.50%
         --------------------------------------------------------------------------------
         S&P 500 Index(1)                                           -9.11% 18.00%
         --------------------------------------------------------------------------------
         S&P 500 and Lehman Brothers Aggregate Bond Index Blend(2)  -1.00% 14.05%
         --------------------------------------------------------------------------------
         Lipper Balanced Fund Average(3)                             1.67% 11.49%
         --------------------------------------------------------------------------------

            (1) The Standard & Poor's 500 Composite Stock Price Index is an
                unmanaged index of common stocks. It is not possible to invest directly in the index.

            (2) The index used for the Fund is a static blend consisting 60%
                of the S&P 500 Composite Stock Price Index and 40% of The Lehman Brothers Aggregate Bond Index. This blended index reflects the Fund's investment strategy more accurately than the S&P 500 Index. It is not possible to invest directly in the index.

            (3) The Lipper Balanced Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc., whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. It does not take into account sales charges.

            (4) The Fund commenced operations on 6/28/96. Index comparisons begin on 6/30/96.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ---------------------------------------------------------------------------------------------------------
         Class A  4.5%                                             1.0%(1)
         ---------------------------------------------------------------------------------------------------------
         Class B  None                                             5.0%(2)
         ---------------------------------------------------------------------------------------------------------
         Class C  None                                             1.0%(3)
         ---------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.

            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."

            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                           Distribution
                           and/or
                           Service                                   Total Annual
         Share    Advisory (12b-1)      Other       Underlying       Fund Operating
         Class    Fees     Fees(1)      Expenses(2) Fund Expenses(3) Expenses
         --------------------------------------------------------------------------
         Class A  None     0.25%        0.40%       0.59%            1.24%
         --------------------------------------------------------------------------
         Class B  None     1.00         0.40        0.59             1.99
         --------------------------------------------------------------------------
         Class C  None     1.00         0.40        0.59             1.99
         --------------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

            (2) Other Expenses reflect an Administrative Fee of 0.40%.

            (3) Underlying Fund Expenses for the Fund are estimated based upon a 60%/40% allocation of the Fund's assets between the StocksPLUS and Total Return Funds and upon the total annual operating expenses of the Institutional Class Shares of these Underlying Funds. Underlying Fund Expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see the Fund Summaries of the Underlying Funds.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                       Example: Assuming you do not
                      Example: Assuming you redeem shares at the end of each period    redeem your shares
         Share Class  Year 1          Year 3          Year 5          Year 10          Year 1 Year 3 Year 5 Year 10
         ----------------------------------------------------------------------------------------------------------
         Class A      $571            $826            $1,100          $1,882           $571   $826   $1,100 $1,882
         ----------------------------------------------------------------------------------------------------------
         Class B       702             924             1,273           2,121*           202    624    1,073  2,121*
         ----------------------------------------------------------------------------------------------------------
         Class C       302             624             1,073           2,317            202    624    1,073  2,317
         ----------------------------------------------------------------------------------------------------------

            * For Class B shares purchased prior to January 1, 2002, this amount is $2,027.
                                                                   Prospectus

            PIMCO Total Return Fund

--------------------------------------------------------------------------------
Principal   Investment               Fund Focus           Credit Quality
Investments Objective                Intermediate         B to Aaa; maximum
and         Seeks maximum total      maturity fixed       10% below Baa
Strategies  return, consistent       income securities
            with preservation of                          Dividend
            capital and prudent      Average Portfolio    Frequency
            investment               Duration             Declared daily and
            management               3-6 years            distributed monthly

            Fund Category
            Intermediate
            Duration Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Interest Rate        . Derivatives Risk     . Currency Risk
                Risk                 . Liquidity Risk       . Leveraging Risk
              . Credit Risk          . Mortgage Risk        . Management Risk
              . Market Risk          . Foreign
              . Issuer Risk            Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/13/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

31 PIMCO Funds: Pacific Investment Management Series

         Calendar Year Total Returns -- Class A
                                                    More Recent Return
                         [GRAPH]                    Information
                                                    --------------------
                      Annual Return                 1/1/01-9/30/01 8.87%

           91      92      93      94      95       Highest and Lowest
         ------   -----  ------  ------  ------     Quarter Returns
         19.02%   9.26%  12.05%  -4.02%  19.23%     (for periods shown
            96     97      98     99      00        in the bar chart)
          -----  -----   -----  ------  ------      --------------------
          4.22%  9.65%   9.25%  -0.75%  11.57%      Highest (10/1/91-
                                                    12/31/91)      6.54%
                                                    --------------------
                                                    Lowest
                                                    (1/1/94-3/31/94) -2.80%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                   1 Year   5 Years   10 Years
         ---------------------------------------------------------------------
         Class A                                    6.55%   5.71%     8.21%
         ---------------------------------------------------------------------
         Class B                                    5.74%   5.59%     8.17%
         ---------------------------------------------------------------------
         Class C                                    9.74%   5.91%     7.93%
         ---------------------------------------------------------------------
         Lehman Brothers Aggregate Bond Index(1)   11.63%   6.46%     7.96%
         ---------------------------------------------------------------------
         Lipper Intermediate Investment Grade
         Debt Fund Avg(2)                           9.90%   5.54%     7.59%
         ---------------------------------------------------------------------

            (1) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.
            (2) The Lipper Intermediate Investment Grade Debt Fund Average is
                a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ---------------------------------------------------------------------------------------------------------
         Class A  4.5%                                             1.0%(1)
         ---------------------------------------------------------------------------------------------------------
         Class B  None                                             5.0%(2)
         ---------------------------------------------------------------------------------------------------------
         Class C  None                                             1.0%(3)
         ---------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                   Distribution
                                   and/or
                                   Service                      Total Annual
                        Advisory   (12b-          Other         Fund Operating
         Share Class    Fees       1) Fees(1)     Expenses(2)   Expenses
         ---------------------------------------------------------------------
         Class A        0.25%      0.25%          0.46%         0.96%
         ---------------------------------------------------------------------
         Class B        0.25       1.00           0.45          1.70
         ---------------------------------------------------------------------
         Class C        0.25       1.00           0.46          1.71
         ---------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and
                Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflect an Administrative Fee of 0.40% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.90% for Class A, and 1.65% for Class B and Class C. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                      Example: Assuming you redeem shares  Example: Assuming you do not
                      at the end of each period            redeem your shares
         Share Class  Year 1   Year 3   Year 5   Year 10   Year 1 Year 3 Year 5 Year 10
         ------------------------------------------------------------------------------
         Class A      $544     $742     $  957   $1,575    $544   $742   $957   $1,575
         ------------------------------------------------------------------------------
         Class B       673      836      1,123    1,810*    173    536    923    1,810*
         ------------------------------------------------------------------------------
         Class C       274      539        928    2,019     174    539    928    2,019
         ------------------------------------------------------------------------------

            * For Class B shares purchased prior to January 1, 2002, this amount is $1,716.

                                                                  Prospectus  32

            PIMCO Total Return Mortgage Fund

--------------------------------------------------------------------------------
Principal   Investment               Fund Focus           Credit Quality
Investments Objective                Short to             Baa to Aaa; maximum
and         Seeks maximum total      intermediate         10% below Aaa
Strategies  return, consistent       maturity
            with preservation of     mortgage-related     Dividend
            capital and prudent      fixed income         Frequency
            investment               securities           Declared daily and
            management                                    distributed monthly
                                     Average Portfolio
            Fund Category            Duration
            Mortgage-Backed          1-7 years
            Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls). The average portfolio duration of this Fund normally varies within a one- to seven-year time frame based on PIMCO's forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its assets in investment grade securities rated below Aaa by Moody's or AAA by S&P, subject to a minimum rating of Baa by Moody's or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Interest Rate        . Mortgage Risk        . Foreign
                Risk                 . Derivatives Risk       Investment Risk
              . Credit Risk          . Liquidity Risk       . Leveraging Risk
              . Market Risk                                 . Management Risk
              . Issuer Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Class A, Class B or Class C shares for a full calendar year. Although Class A, Class B and Class C shares would have annual returns similar to those of Institutional Class shares (because all the Fund's shares represent interests in the same portfolio of securities), Class A, Class B and Class C performance would be lower than Institutional Class performance because of the higher expenses paid by Class A, Class B and Class C shares. The Average Annual Total Returns table also shows estimated historical performance for Class A, Class B and Class C shares. The performance of Class A, Class B and Class C shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class A, Class B and Class C shares. Past performance is no guarantee of future results.

33 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns --
             Institutional Class
                   [GRAPH]

                Annual Return
             98       99       00
            -----    -----   -----
            7.23%    2.42%   12.25%         More Recent Return Information
                                            ------------------------------------
                                            1/1/01-9/30/01               8.97%

                                            Highest and Lowest Quarter Returns
                                            (for periods shown in the bar chart)
                                            ------------------------------------
                                            Highest (10/1/00-
                                            12/31/00)                      4.30%
                                            ------------------------------------
                                            Lowest (4/1/99-
                                            6/30/99)                      -0.13%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/00)

                                                                     Fund Inception
                                                  1 Year             (7/31/97)
         --------------------------------------------------------------------------
         Class A                                   6.70%             5.95%
         --------------------------------------------------------------------------
         Class B                                   5.96%             5.83%
         --------------------------------------------------------------------------
         Class C                                   9.95%             6.59%
         --------------------------------------------------------------------------
         Lehman Brothers Mortgage Index(1)        11.16%             6.80%
         --------------------------------------------------------------------------
         Lipper U.S. Mortgage Fund Avg(2)         10.46%             5.93%
         --------------------------------------------------------------------------

            (1) The Lehman Brothers Mortgage Index is an unmanaged index of mortgage-related fixed income securities with an average duration of 3.56 years as of 6/30/01. It is not possible to invest directly in the index.
            (2) The Lipper U.S. Mortgage Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ---------------------------------------------------------------------------------------------------------
         Class A  4.5%                                             1.0%(1)
         ---------------------------------------------------------------------------------------------------------
         Class B  None                                             5.0%(2)
         ---------------------------------------------------------------------------------------------------------
         Class C  None                                             1.0%(3)
         ---------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                   Distribution
                                   and/or Service                 Total Annual
                        Advisory   (12b-            Other         Fund Operating
         Share Class    Fees       1) Fees(1)       Expenses(2)   Expenses
         -----------------------------------------------------------------------
         Class A        0.25%      0.25%            0.40%         0.90%
         -----------------------------------------------------------------------
         Class B        0.25       1.00             0.40          1.65
         -----------------------------------------------------------------------
         Class C        0.25       1.00             0.40          1.65
         -----------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and
                Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflect an Administrative Fee of 0.40%.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                      Example: Assuming you redeem shares  Example: Assuming you do not
                      at the end of each period            redeem your shares
         Share Class  Year 1   Year 3   Year 5   Year 10   Year 1 Year 3 Year 5 Year 10
         ------------------------------------------------------------------------------
         Class A      $538     $724     $  926   $1,508    $538   $724   $926   $1,508
         ------------------------------------------------------------------------------
         Class B       668      820      1,097    1,753*    168    520    897    1,753*
         ------------------------------------------------------------------------------
         Class C       268      520        897    1,955     168    520    897    1,955
         ------------------------------------------------------------------------------

            * For Class B shares purchased prior to January 1, 2002, this amount is $1,657.

                                                                   Prospectus 34

            Summary of Principal Risks

            The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that the Fund will be able to achieve its investment objective.

Interest    As interest rates rise, the value of fixed income securities held
Rate Risk   by a Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Credit      A Fund could lose money if the issuer or guarantor of a fixed
Risk        income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

High        Funds that invest in high yield securities and unrated securities
Yield       of similar credit quality (commonly known as "junk bonds") may be
Risk        subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Market      The market price of securities owned by a Fund may go up or down,
Risk        sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer      The value of a security may decline for a number of reasons which
Risk        directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Liquidity   Liquidity risk exists when particular investments are difficult to
Risk        purchase or sell. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Derivatives are financial contracts whose value depends on, or is
Risk derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other

35 PIMCO Funds: Pacific Investment Management Series
            traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Mortgage    A Fund that purchases mortgage-related securities is subject to
Risk        certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign     A Fund that invests in foreign securities may experience more
(Non-       rapid and extreme changes in value than a Fund that invests
U.S.)       exclusively in securities of U.S. companies. The securities
Investment  markets of many foreign countries are relatively small, with a
Risk        limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S.
            issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S.
            standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Emerging    Foreign investment risk may be particularly high to the extent
Markets     that a Fund invests in emerging market securities of issuers based
Risks       in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency    Funds that invest directly in foreign (non-U.S.) currencies or in
Risk        securities that trade in, and receive revenues in, foreign (non-
            U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

Issuer      Focusing investments in a small number of issuers, industries or
Non-        foreign currencies increases risk. Funds that are "non-
Diversi-    diversified" may invest a greater percentage of their assets in
fication    the securities of a single issuer than Funds that are
Risk        "diversified." Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in a single state.

Leveraging  Certain transactions may give rise to a form of leverage. Such
Risk transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities.
                                                                   Prospectus 36

Smaller     The general risks associated with fixed income securities are
Company     particularly pronounced for securities issued by companies with
Risk        smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

Management  Each Fund is subject to management risk because it is an actively
Risk managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Allocation  The Strategic Balanced Fund's investment performance depends upon
Risk how its assets are allocated and reallocated between the Underlying Funds according to the Fund's equity/fixed income allocation targets and ranges. A principal risk of investing in the Fund is that PIMCO will make less than optimal or poor asset allocation decisions. PIMCO attempts to identify allocations for the Underlying Funds that will provide consistent, quality performance for the Fund, but there is no guarantee that PIMCO's allocation techniques will produce the desired results. It is possible that PIMCO will focus on an Underlying Fund that performs poorly or underperforms other Funds under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

Underlying  Because the Strategic Balanced Fund invests all of its assets in
Fund        Underlying Funds, the risks associated with investing in the Fund
Risks       are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

             The Strategic Balanced Fund's net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying Fund will depend upon the extent to which the Fund's assets are allocated from time to time for investment in the Underlying Fund, which will vary. The Fund's investment in a particular Underlying Fund normally will exceed 25% of its assets. Because the Fund invests a significant portion of its assets in each Underlying Fund, it will be particularly sensitive to the risks associated with each of the Underlying Funds.

            Management of the Funds

Investment  PIMCO serves as the investment adviser and the administrator
Adviser     (serving in its capacity as administrator, the "Administrator")
and Ad-     for the Funds. Subject to the supervision of the Board of
ministrator Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds' business affairs and other administrative matters.

             PIMCO is located at 840 Newport Center Drive, Newport Beach,
            California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of September 30, 2001, PIMCO had approximately $234.9 billion in assets under management.

Advisory    Each Fund pays PIMCO fees in return for providing investment
Fees        advisory services. For the fiscal year ended March 31, 2001, the
            Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):


         Fund                                                   Advisory Fees
         --------------------------------------------------------------------
         Money Market Fund                                          0.15%
         Foreign Bond, Global Bond II, GNMA, High Yield, Long-
          Term U.S. Government, Low Duration,
          Real Return, Short-Term, Total Return and Total
          Return Mortgage Funds                                     0.25%
         StocksPLUS, Convertible and Strategic Balanced* Funds      0.40%
         Emerging Markets Bond Fund                                 0.45%

            -------
            *Effective September 29, 2000, the advisory fee for the Strategic Balanced Fund was reduced to an annual rate of 0.00%.

37 PIMCO Funds: Pacific Investment Management Series

Adminis-    Each Fund pays for the administrative services it requires under a
trative     fee structure which is essentially fixed. Class A, Class B and
Fees        Class C shareholders of each Fund pay an administrative fee to
            PIMCO, computed as a percentage of the Fund's assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Class A, Class B and Class
            C shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

             For the fiscal year ended March 31, 2001, the Funds paid PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class A, Class B and Class C shares):


         Fund                                              Administrative Fees
         ---------------------------------------------------------------------
         Money Market and Short-Term Funds                        0.35%
         High Yield, Long-Term U.S. Government, Low
          Duration, Real Return, StocksPLUS, Convertible,
          Strategic Balanced, Total Return and Total
          Return Mortgage Funds                                   0.40%
         Foreign Bond and Global Bond II Funds                    0.45%
         GNMA Fund                                                0.50%
         Emerging Markets Bond Fund                               0.55%

Strategic   The Strategic Balanced Fund does not pay any fees to PIMCO under
Balanced    the Trust's investment advisory agreement in return for the
Fund Fees   advisory and asset allocation services provided by PIMCO. The Fund does, however, indirectly pay its proportionate share of the advisory fees paid to PIMCO by the Underlying Funds in which the Fund invests.

             The Fund pays administrative fees to PIMCO at an annual rate of
            0.40% based on the average daily net assets attributable in the aggregate to the Fund's Class A, Class B and Class C shares. The Fund also indirectly pays its proportionate share of the administrative fees charged by PIMCO to the Underlying Funds in which the Fund invests.

             The expenses associated with investing in a "fund of funds," such as the Fund, are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a "fund of funds" indirectly pay a portion of the fees and expenses charged at the underlying fund level.

             The Strategic Balanced Fund is structured in the following ways to lessen the impact of expenses incurred at the Underlying Fund level:

              . The Fund does not pay any fees for asset allocation or
                advisory services under the Trust's investment advisory agreement.
              . The Fund invests in Institutional Class shares of the
                Underlying Funds, which are not subject to any sales charges or 12b-1 fees, and which are subject to lower administrative fees than the Class A, Class B and Class C shares.

             PIMCO has broad discretion to allocate and reallocate the Fund's assets among the Underlying Funds consistent with the Fund's investment objective and policies and asset allocation targets and ranges. Although PIMCO does not charge an investment advisory fee for its asset allocation services, PIMCO indirectly receives fees (including investment advisory and administrative fees) from the Underlying Funds in which the Fund invests. In this regard, PIMCO has a financial incentive to invest the Fund's assets in Underlying Funds with higher fees than other Funds, even if it believes that alternative investments would better serve the Fund's investment program. PIMCO is legally obligated to disregard that incentive in making asset allocation decisions for the Fund. The Trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Funds of the Trust.

                                                                   Prospectus 38

Individual  The following individuals have primary responsibility for managing
Portfolio   each of the noted Funds.
Managers

                                                           Recent Professional
         Fund                  Portfolio Manager    Since  Experience
            -----------------------------------------------------------------------
         Convertible           Sandra K. Durn        4/99* Senior Vice President,
                                                           PIMCO. She joined PIMCO
                                                           as a Portfolio Manager
                                                           in 1999. Prior to
                                                           joining PIMCO in 1999,
                                                           she was associated with
                                                           Nicholas-Applegate
                                                           Capital Management where
                                                           she was a Convertible
                                                           Securities Portfolio
                                                           Manager from 1995- 1999.

         Emerging Markets Bond Mohamed A. El-Erian   8/99  Managing Director,
                                                           PIMCO. He joined PIMCO
                                                           as a Portfolio Manager
                                                           in 1999. Prior to
                                                           joining PIMCO, he was a
                                                           Managing Director from
                                                           1998-1999 for Salomon
                                                           Smith Barney/Citibank
                                                           where he was head of
                                                           emerging markets
                                                           research. Prior to that
                                                           he was associated with
                                                           the International
                                                           Monetary Fund as a
                                                           Deputy Director and
                                                           Advisor from 1983-1998.

         Foreign Bond          Sudi Mariappa        11/00  Executive Vice
         Global Bond II                             11/00  President, PIMCO. He
                                                           joined PIMCO as a
                                                           Portfolio Manager in
                                                           2000. Prior to joining
                                                           PIMCO, Mr. Mariappa was
                                                           a Managing Director with
                                                           Merrill Lynch from 1999-
                                                           2000. Prior to that, he
                                                           was associated with
                                                           Sumitomo Finance
                                                           International as an
                                                           Executive Director in
                                                           1998, and with Long-term
                                                           Capital Management as a
                                                           strategist from 1995-
                                                           1998.

         High Yield            Benjamin L. Trosky   12/92* Managing Director,
                                                           PIMCO. He joined PIMCO
                                                           as a Portfolio Manager
                                                           in 1990, and has managed
                                                           fixed income accounts
                                                           for various
                                                           institutional clients
                                                           and funds since that
                                                           time.

         Long-Term             James M. Keller       4/00  Executive Vice
          U.S. Government                                  President, PIMCO. He
                                                           joined PIMCO as a
                                                           Portfolio Manager in
                                                           1996, and has managed
                                                           fixed income accounts
                                                           for various
                                                           institutional clients
                                                           since that time.

         Low Duration          William H. Gross      5/87* Managing Director, Chief
                                                           Investment Officer and a
                                                           founding partner of
                                                           PIMCO.

         Total Return Mortgage W. Scott Simon        4/00  Executive Vice
         GNMA                                       11/01  President, PIMCO. He
                                                           joined PIMCO as a
                                                           Portfolio Manager in
                                                           2000. Prior to that, he
                                                           was a Senior Managing
                                                           Director and co-head of
                                                           Mortgage Backed
                                                           Securities pass-through
                                                           trading at Bear Stearns
                                                           & Co.

         Money Market          Paul A. McCulley     11/99  Managing Director,
         Short-Term                                  8/99  PIMCO. He has managed
                                                           fixed income assets
                                                           since joining PIMCO in
                                                           1999. Prior to joining
                                                           PIMCO, Mr. McCulley was
                                                           associated with Warburg
                                                           Dillion Read as a
                                                           Managing Director from
                                                           1992-1999 and Head of
                                                           Economic and Strategy
                                                           Research for the
                                                           Americas from 1995-1999,
                                                           where he managed macro
                                                           research world-wide.

         Real Return           John B. Brynjolfsson  1/97* Executive Vice
                                                           President, PIMCO. He
                                                           joined PIMCO as a
                                                           Portfolio Manager in
                                                           1989, and has managed
                                                           fixed income accounts
                                                           for various
                                                           institutional clients
                                                           and funds since that
                                                           time.

         StocksPLUS            William H. Gross      1/98  Managing Director, Chief
         Strategic Balanced                          1/98  Investment Officer and a
         Total Return                                5/87* founding partner of
                                                           PIMCO. He leads a team
                                                           which manages the
                                                           Strategic Balanced and
                                                           StocksPLUS Funds.

            -------
            * Since inception of the Fund.

Distributor The Trust's Distributor is PIMCO Funds Distributors LLC, an
            indirect subsidiary of PIMCO Advisors L.P. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

39 PIMCO Funds: Pacific Investment Management Series

            Investment Options--Class A, B and C Shares

            The Trust offers investors Class A, Class B and Class C shares of each Fund in this prospectus. Each class of shares is subject to different types and levels of sales charges than the other classes and bears a different level of expenses.

             The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class. More extensive information about the Trust's multi-class arrangements is included in the PIMCO Funds Shareholders' Guide for Class A, B and C Shares (the "Guide"), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See "How to Buy and Sell Shares--PIMCO Funds Shareholders' Guide" below.

Class A     .  You pay an initial sales charge when you buy Class A shares of
Shares         any Fund except the Money Market Fund. The maximum initial sales charge is 2.00% for the Short-Term Fund, 3.00% for the Low Duration, Real Return and StocksPLUS Funds and 4.50% for all other Funds. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

            . You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

            . Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

            . You normally pay no contingent deferred sales charge ("CDSC") when you redeem Class A shares, although for certain Funds you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

Class B     .  You do not pay an initial sales charge when you buy Class B
Shares         shares. The full amount of your purchase payment is invested initially. Class B shares of the Money Market and Short-Term
               Funds are not offered for initial purchase but may be obtained through exchanges of Class B shares of other Funds.

            . You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

            . Class B shares are subject to higher 12b-1 fees than Class A shares for the first eight years they are held (seven years for Class B shares purchased prior to January 1, 2002). During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

            . Class B shares automatically convert into Class A shares after they have been held for eight years. After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares. (The conversion period for Class B shares purchased prior to January 1, 2002, is seven years.)

Class C     .  You do not pay an initial sales charge when you buy Class C
Shares         shares. The full amount of your purchase payment is invested initially.

            . You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

            . Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

            . Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after eight years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than eight years.

                                                                   Prospectus 40

            The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

--------------------------------------------------------------------------------
Initial     Unless you are eligible for a waiver, the public offering price
Sales       you pay when you buy Class A shares of the Funds is the net asset
Charges--   value ("NAV") of the shares plus an initial sales charge. The
Class A     initial sales charge varies depending upon the size of your
Shares      purchase, as set forth below. No sales charge is imposed where
            Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions.

--------------------------------------------------------------------------------
Short-                         Initial Sales Charge         Initial Sales Charge
Term Fund   Amount of          as % of Net                  as % of Public
            Purchase           Amount Invested              Offering Price
            --------------------------------------------------------------------
            $0-$49,999         2.04%                        2.00%
            --------------------------------------------------------------------
            $50,000-$99,999    1.78%                        1.75%
            --------------------------------------------------------------------
            $100,000-$249,999  1.52%                        1.50%
            --------------------------------------------------------------------
            $250,000 +         0.00%**                      0.00%**
            --------------------------------------------------------------------

--------------------------------------------------------------------------------

Low                            Initial Sales Charge         Initial Sales Charge
Duration    Amount of          as % of Net                  as % of Public
Fund        Purchase           Amount Invested              Offering Price
            --------------------------------------------------------------------
            $0-$49,999         3.09%                        3.00%
            --------------------------------------------------------------------
            $50,000-$99,999    2.04%                        2.00%
            --------------------------------------------------------------------
            $100,000-$249,999  1.01%                        1.00%
            --------------------------------------------------------------------
            $250,000 +         0.00%**                      0.00%**
            --------------------------------------------------------------------

--------------------------------------------------------------------------------
Real                           Initial Sales Charge         Initial Sales Charge
Return      Amount of          as % of Net                  as % of Public
and         Purchase           Amount Invested              Offering Price
StocksPLUS  --------------------------------------------------------------------
Funds       $0-$49,999         3.09%                        3.00%
            --------------------------------------------------------------------
            $50,000-$99,999    2.56%                        2.50%
            --------------------------------------------------------------------
            $100,000-$249,999  2.04%                        2.00%
            --------------------------------------------------------------------
            $250,000-$499,999  1.52%                        1.50%
            --------------------------------------------------------------------
            $500,000-$999,999  1.27%                        1.25%
            --------------------------------------------------------------------
            $1,000,000 +       0.00%*                       0.00%*
            --------------------------------------------------------------------

--------------------------------------------------------------------------------
All Other
Funds                          Initial Sales Charge         Initial Sales Charge
(except     Amount of          as % of Net                  as % of Public
Money       Purchase           Amount Invested              Offering Price
Market      --------------------------------------------------------------------
Fund)       $0-$49,999         4.71%                        4.50%
            --------------------------------------------------------------------
            $50,000-$99,999    4.17%                        4.00%
            --------------------------------------------------------------------
            $100,000-$249,999  3.63%                        3.50%
            --------------------------------------------------------------------
            $250,000-$499,999  2.56%                        2.50%
            --------------------------------------------------------------------
            $500,000-$999,999  2.04%                        2.00%
            --------------------------------------------------------------------
            $1,000,000 +       0.00%*                       0.00%*
            --------------------------------------------------------------------

            *As shown, investors that purchase $1,000,000 or more of any
             Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See "CDSCs on Class A Shares" below.

           **As shown, investors that purchase $250,000 or more of the Fund's
             Class A shares will not pay any initial sales charge on the purchase. However, certain purchasers of $250,000 or more of Class A shares may be subject to a contingent deferred sales charge of 0.75% (in the case of the Low Duration Fund) and 0.50% (in the case of the Short-Term Fund) if the shares are redeemed during the first 18 months after their purchase. See "CDSCs on Class A Shares" below.

41  PIMCO Funds: Pacific Investment Management Series

--------------------------------------------------------------------------------
Contingent  Unless you are eligible for a waiver, if you sell (redeem) your
Deferred    Class B or Class C shares within the time periods specified below,
Sales       you will pay a CDSC according to the following schedules.
Charges
(CDSCs)--
Class B
and Class
C Shares

--------------------------------------------------------------------------------
Class B
Shares
         Years Since Purchase                            Percentage Contingent
         Payment was Made                                Deferred Sales Charge
         ---------------------------------------------------------------------
         First                                           5
         ---------------------------------------------------------------------
         Second                                          4
         ---------------------------------------------------------------------
         Third                                           3
         ---------------------------------------------------------------------
         Fourth                                          3
         ---------------------------------------------------------------------
         Fifth                                           2
         ---------------------------------------------------------------------
         Sixth                                           1
         ---------------------------------------------------------------------
         Seventh and thereafter                          0*
         ---------------------------------------------------------------------

            *After the eighth year, Class B shares convert into Class A shares. As noted above, Class B shares purchased prior to January 1, 2002, convert into Class A shares after seven years.

--------------------------------------------------------------------------------
Class C
Shares

         Years Since Purchase                            Percentage Contingent
         Payment was Made                                Deferred Sales Charge
         ---------------------------------------------------------------------
         First                                           1
         ---------------------------------------------------------------------
         Thereafter                                      0
         ---------------------------------------------------------------------

--------------------------------------------------------------------------------
CDSCs on    Unless a waiver applies, investors who purchase $1,000,000
Class A     ($250,000 in the case of the Short-Term and Low Duration Funds) or
Shares      more of Class A shares (and, thus, pay no initial sales charge) of a Fund other than the Money Market Fund will be subject to a 1%
            CDSC (0.50% and 0.75% in the case of the Short-Term and Low
            Duration Funds, respectively) if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. See
            "Reductions and Waivers of Initial Sales Charges and CDSCs" below.
            The Class A CDSC does not apply to the Money Market Fund; however, if Money Market Fund Class A shares are purchased in an amount that for any other Fund would be subject to a CDSC and are subsequently exchanged for shares of another Fund, a Class A CDSC will apply for 18 months from the date of the exchange.

--------------------------------------------------------------------------------
How CDSCs   A CDSC is imposed on redemptions of Class B and Class C shares
are         (and where applicable, Class A shares) on the amount of the
Currently   redemption which causes the current value of your account for the
Calculated  particular class of shares of a Fund to fall below the total dollar amount of your purchase payments subject to the CDSC.
            However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment for the particular class of shares in your account (from which a redemption or exchange has not already been effected).

             For instance, the following example illustrates the operation of the Class B CDSC:

              . Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

                                                                   Prospectus 42

--------------------------------------------------------------------------------
How CDSCs   The Trust expects that the manner of calculating the CDSC on Class
will be     B and Class C shares (and where applicable, Class A shares)
Calculated--purchased after December 31, 2001, will change from that described
Shares      in this prospectus. The Trust will provide shareholders with at
Purchased   least 60 days' notice prior to implementing the change. When the
After       Trust implements the change, the CDSC on all shares purchased
December    after December 31, 2001, will be subject to the change, not just
31, 2001    shares purchased after the date of such notice. It is expected that the change will be implemented no later than January 1, 2008.

            Under the new calculation method, the following rules will apply:

            . Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

            . For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current NAV of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV of $10. If the Fund's NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.

            . CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account.

            . In determining whether a CDSC is payable, the first-in first-out, or "FIFO," method will be used to determine which shares are being redeemed.

            The following example illustrates the operation of the Class B CDSC beginning no later than January 1, 2008:

            . Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor's account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current NAV of such shares ($2,200)). At the rate of 5%, the Class B CDSC would be $100.

--------------------------------------------------------------------------------
Reductions  The initial sales charges on Class A shares and the CDSCs on Class
and         A, Class B and Class C shares may be reduced or waived under
Waivers     certain purchase arrangements and for certain categories of
of          investors. Please see the Guide for details. The Guide is
Initial     available free of charge from the Distributor. See "How to Buy and
Sales       Sell Shares--PIMCO Funds Shareholders' Guide" below.
Charges
and CDSCs

--------------------------------------------------------------------------------
Distribution
and
Servicing
(12b-1)
Plans The Funds pay fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares ("distribution fees") and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts ("servicing fees"). These payments are made pursuant to Distribution and Servicing Plans ("12b-1 Plans") adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"), as amended.

             There is a separate 12b-1 Plan for each class of shares offered in this prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund's average daily net assets attributable to the particular class of shares):

                                          Servicing                             Distribution
         Class A                          Fee                                   Fee
         -----------------------------------------------------------------------------------
         Money Market Fund                0.10%                                 0.00%
         -----------------------------------------------------------------------------------
         All other Funds                  0.25%                                 0.00%
         -----------------------------------------------------------------------------------
         Class B
         -----------------------------------------------------------------------------------
         All Funds                        0.25%                                 0.75%
         -----------------------------------------------------------------------------------

43  PIMCO Funds: Pacific Investment Management Series

         Class C
         -----------------------------------------------------------------------------------
         Money Market Fund                         0.10%                               0.00%
         -----------------------------------------------------------------------------------
         Short-Term Fund                           0.25%                               0.30%
         -----------------------------------------------------------------------------------
         Low Duration, Real Return
          and StocksPLUS Funds                     0.25%                               0.50%
         -----------------------------------------------------------------------------------
         All other Funds                           0.25%                               0.75%
         -----------------------------------------------------------------------------------

             Because distribution fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than sales charges which are deducted at the time of investment. Therefore, although Class B and Class C shares do not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for eight years (seven years for Class B shares purchased prior to January 1, 2002) and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.

            How Fund Shares Are Priced

            The net asset value ("NAV") of a Fund's Class A, Class B and Class C shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             Except for the Money Market Fund, for purposes of calculating
            NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

             The Money Market Fund's securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

             Investments initially valued in currencies other than the U.S.
            dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

             Fund shares are valued as of the close of regular trading
            (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

                                                                  Prospectus 44

            How to Buy and Sell Shares

            The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Funds.

PIMCO
Funds
Shareholders'
Guide
            More detailed information about purchase, redemption and exchange arrangements for Fund shares is provided in the PIMCO Funds Shareholders' Guide, which is included in the Statement of Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107. The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

              . Automated telephone and wire transfer procedures
              . Automatic purchase, exchange and withdrawal programs
              . Programs that establish a link from your Fund account to your bank account
              . Special arrangements for tax-qualified retirement plans
              . Investment programs which allow you to reduce or eliminate the initial sales charges
              . Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation When you buy shares of the Funds, you pay a price equal to the NAV
of Share    of the shares, plus any applicable sales charge. When you sell
Price and   (redeem) shares, you receive an amount equal to the NAV of the
Redemption  shares, minus any applicable CDSC. NAVs are determined at the
Payments    close of regular trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open. See "How Fund Shares
            Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the NYSE Close and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed according to that day's NAV). Please see the Guide for details.

             The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day's NAV).

Buying      You can buy Class A, Class B or Class C shares of the Funds in the
Shares      following ways:

              . Through your broker, dealer or other financial intermediary.
                Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

              . Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

             If you wish to invest directly by mail, please send a check payable to PIMCO Funds Distributors LLC, along with a completed application form to:

              PIMCO Funds Distributors LLC
              P.O. Box 9688
              Providence, RI 02940-0926

             The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PIMCO Funds Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

             The Guide describes a number of additional ways you can make direct investments, including through the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. You can obtain a

45 PIMCO Funds: Pacific Investment Management Series

            Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

             The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

             Investment Minimums. The following investment minimums apply for purchases of Class A, Class B and Class C shares.

                     Initial Investment                 Subsequent Investments
                     ------------------                 ----------------------
                     $2,500 per Fund                        $100 per Fund

             Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. Please see the Guide for details.

Small       Because of the disproportionately high costs of servicing accounts
Account     with low balances, if you have a direct account with the
Fee         Distributor, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500. However, you will not be charged this fee if the aggregate value of all of your PIMCO Funds accounts is at least
            $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum     Due to the relatively high cost to the Funds of maintaining small
Account     accounts, you are asked to maintain an account balance in each
Size        Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Exchanging  You may exchange your Class A, Class B or Class C shares of any
Shares Fund for the same Class of shares of any other Fund or of a series of PIMCO Funds: Multi-Manager Series. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor (except if Class A shares of the Money Market Fund are exchanged for Class A shares of any other Fund, the usual sales charges applicable to investments in such other Fund apply on shares for which no sales load was paid at the time of purchase). Currently, the Trust does not charge any exchange fees or charges. Exchanges are subject to the $2,500 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to PIMCO Funds Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

             The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days' advance notice if it exercises its right to terminate or materially modify the exchange privilege. The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

                                                                  Prospectus  46

Selling     You can sell (redeem) Class A, Class B or Class C shares of the
Shares      Funds in the following ways:

              . Through your broker, dealer or other financial
            intermediary. Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts in return for its services, which will reduce your return.

              . Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust's Transfer Agent, PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688:

              (1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

              (2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "Signature Guarantee" below;

              (3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and

              (4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

             A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account, and to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request if they are held in broker "street name" accounts--you must redeem through your broker.

             If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent's records, and/or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under "Signature Guarantee" below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

             The Guide describes a number of additional ways you can redeem your shares, including:

                . Telephone requests to the Transfer Agent
                . PIMCO Funds Automated Telephone System (ATS)
                . Expedited wire transfers
                . Automatic Withdrawal Plan
                . PIMCO Funds Fund Link

             Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

             Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

             Redemptions of Fund shares may be suspended when trading on the
            New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

47 PIMCO Funds: Pacific Investment Management Series

Timing of   Redemption proceeds will normally be mailed to the redeeming
Redemption  shareholder within seven calendar days or, in the case of wire
Payments    transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

Redemptions The Trust will redeem shares of each Fund solely in cash up to the
In Kind lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

CertificatedIf you are redeeming shares for which certificates have been
Shares issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "Signature Guarantee" below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature   When a signature guarantee is called for, a "medallion" signature
Guarantee   guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents
            Medallion Program, Stock Exchanges Medallion Program and New York
            Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The
            Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

            Fund Distributions

            Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

                                                Declared Daily
                                                   and Paid     Declared and
         Fund                                      Monthly     Paid Quarterly
         --------------------------------------------------------------------
         Fixed Income Funds                           .
         --------------------------------------------------------------------
         Convertible, StocksPLUS and Strategic
          Balanced Funds                                             .
         --------------------------------------------------------------------

             In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

             You can choose from the following distribution options:

              . Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.
              . Invest all distributions in shares of the same class of any other Fund or another series of the Trust or PIMCO Funds:
                 Multi-Manager Series which offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name.

                                                                   Prospectus 48

               You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.
              .  Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other
                 financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

             You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

             If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

            Tax Consequences

            . Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

             Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to you as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to you as ordinary income.

             Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

            . Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

            . Consult your tax advisor about other possible tax consequences. This is a summary of certain federal income tax consequences of investing in a Fund. You should consult your tax advisor for more information on your own tax situation, including possible state, local and foreign tax consequences.

            . A Note on the Real Return Fund. Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund's gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

             This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

            . A Note on the Strategic Balanced Fund. The Strategic Balanced Fund's use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders, and may therefore increase the amount of taxes payable by shareholders. See "Taxation--Distributions" in the Statement of Additional Information.

49 PIMCO Funds: Pacific Investment Management Series

            Characteristics and Risks of Securities and Investment Techniques

            This section provides additional information about some of the principal investments and related risks of the Funds described under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

             The Strategic Balanced Fund invests its assets in shares of the
            Underlying Funds, and as such does not invest directly in the securities described below. The Underlying Funds, however, may invest in such securities. Because the value of an investment in the Strategic Balanced Fund is directly related to the investment performance of the Underlying Funds in which it invests, the risks of investing in the Strategic Balanced Fund are closely related to the risks associated with the Underlying Funds and their investments in the securities described below.

Securities  Most of the Funds in this prospectus seek maximum total return.
Selection   The total return sought by a Fund consists of both income earned on a Fund's investments and capital appreciation, if any, arising from increases in the market value of a Fund's holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

             In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund's assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy, the financial markets and other factors.

             PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

             With respect to the Strategic Balanced Fund, PIMCO will purchase shares of the StocksPLUS and Total Return Funds according to the Strategic Balanced Fund's equity/fixed income allocation ranges. PIMCO does not purchase shares of the Underlying Funds according to any predetermined formula, but rather decides how to allocate the Fund's investments based upon PIMCO's methodology for forecasting stages in the business cycle, and the potential risk and reward of equity and fixed income investments at specific stages of the business cycle. In addition to purchasing shares of the StocksPLUS and Total Return Funds, PIMCO may in the future invest in additional funds in the PIMCO fund family without shareholder approval.

U.S.        U.S. Government Securities are obligations of, or guaranteed by,
Government the U.S. Government, its agencies or government-sponsored Securities enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal
Bonds
            Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds.

                                                                   Prospectus 50

Mortgage-   Each Fund may invest in mortgage-or other asset-backed securities.
Related     Except for the Money Market and Convertible Funds, each Fund may
and Other   invest all of its assets in such securities. Mortgage-related
Asset-      securities include mortgage pass-through securities,
Backed      collateralized mortgage obligations ("CMOs"), commercial mortgage-
Securities  backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

             The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

             One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. A Fund may not invest more than 5% of its assets in any combination of IO, PO, or inverse floater securities. The Funds may invest in other asset-backed securities that have been offered to investors.

Loan        Certain Funds may invest in fixed- and floating-rate loans, which
Partici-    investments generally will be in the form of loan participations
pations     and assignments of portions of such loans. Participations and
and         assignments involve special types of risk, including credit risk,
Assign-     interest rate risk, liquidity risk, and the risks of being a
ments       lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate   Corporate debt securities are subject to the risk of the issuer's
Debt        inability to meet principal and interest payments on the
Securities  obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High        Securities rated lower than Baa by Moody's Investors Service, Inc.
Yield       ("Moody's") or lower than BBB by Standard & Poor's Ratings
Securities  Services ("S&P") are sometimes referred to as "high yield" or
            "junk" bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities.
            High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. The Emerging Markets Bond Fund may invest in securities that are in default with respect to the payment of interest or repayment of principal, or presenting an imminent risk of default with respect to such payments. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

            . Credit Ratings and Unrated Securities. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

51  PIMCO Funds: Pacific Investment Management Series

             A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund's success in achieving its investment objective may depend more heavily on the portfolio manager's creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable    Variable and floating rate securities provide for a periodic
and         adjustment in the interest rate paid on the obligations. Each Fund
Floating    may invest in floating rate debt instruments ("floaters") and
Rate        (except the Money Market Fund) engage in credit spread trades.
Securities  While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund (except the Money Market
            Fund) may also invest in inverse floating rate debt instruments
            ("inverse floaters"). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality.
            A Fund may not invest more than 5% of its assets in any combination of inverse floater, interest only, or principal only securities.

Inflation-  Inflation-indexed bonds are fixed income securities whose
Indexed     principal value is periodically adjusted according to the rate of
Bonds       inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.
            Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

             The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-      Each Fund (except the Money Market Fund) may invest in "event-
Linked      linked bonds," which are fixed income securities for which the
Bonds       return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, a Fund may lose a portion or all of its principal invested in the bond. Even-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose the Fund to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

Convertible Each Fund (except the Money Market Fund) may invest in convertible
and         securities. Convertible securities are generally preferred stocks
Equity      and other securities, including fixed income securities and
Securities  warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

             While the Fixed Income Funds intend to invest primarily in fixed income securities, each may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, a Fund may consider convertible securities or equity securities to gain exposure to such investments.

             Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably.
                                                                   Prospectus 52

            Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Foreign     Investing in foreign securities involves special risks and
(Non-       considerations not typically associated with investing in U.S.
U.S.)       securities. Shareholders should consider carefully the substantial
Securities  risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

             Certain Funds also may invest in sovereign debt issued by
            governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

            . Emerging Market Securities. Each Fund (except the Money Market and Long-Term U.S. Government Funds) may invest up to 10% of its assets (5% in the case of the Short-Term and Low Duration Funds) in securities of issuers based in countries with developing (or "emerging market") economies. The Emerging Markets Bond Fund may invest without limit in such securities.

             Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

             Additional risks of emerging markets securities may include:
            greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

             Each Fund (except the Long-Term U.S. Government Fund) may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign     A Fund that invests directly in foreign currencies or in
(Non-       securities that trade in, or receive revenues in, foreign
U.S.)       currencies will be subject to currency risk. Foreign currency
Currencies  exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or

53  PIMCO Funds: Pacific Investment Management Series
            perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

            .Foreign Currency Transactions. Funds that invest in securities denominated in foreign currencies may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Each Fund may enter into repurchase agreements, in which the Fund Agreements purchases a security from a bank or broker-dealer and agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse     Each Fund may enter into reverse repurchase agreements and dollar
Repurchase rolls, subject to the Fund's limitations on borrowings. A reverse Agreements, repurchase agreement or dollar roll involves the sale of a
Dollar      security by a Fund and its agreement to repurchase the instrument
Rolls and   at a specified time and price, and may be considered a form of
Other       borrowing for some purposes. A Fund will segregate assets
Borrowings  determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise to cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

             Each Fund may borrow money to the extent permitted under the 1940
            Act. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund's total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund's total assets.

Derivatives Each Fund (except the Money Market Fund) may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. Each Fund (except the Money Market Fund) may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

             A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments.

                                                                   Prospectus 54

            A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

             Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

             Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

             Liquidity Risk. Liquidity risk exists when a particular
            derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

             Leverage Risk. Because many derivatives have a leverage
            component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

             Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

             Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

             Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Delayed     The Funds (except the Money Market Fund) may also enter into, or
Funding     acquire participations in, delayed funding loans and revolving
Loans and   credit facilities, in which a lender agrees to make loans up to a
Revolving   maximum amount upon demand by the borrower during a specified
Credit      term. These commitments may have the effect of requiring a Fund to
Facilities  increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

55 PIMCO Funds: Pacific Investment Management Series

When-       Each Fund may purchase securities which it is eligible to purchase
Issued,     on a when-issued basis, may purchase and sell such securities for
Delayed     delayed delivery and may make contracts to purchase such
Delivery    securities for a fixed price at a future date beyond normal
and         settlement time (forward commitments). When-issued transactions,
Forward     delayed delivery purchases and forward commitments involve a risk
Commitment of loss if the value of the securities declines prior to the Transactionssettlement date. This risk is in addition to the risk that the
            Fund's other assets will decline in the value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Investment  The Strategic Balanced Fund invests substantially all of its
in Other    assets in other investment companies. Each Fund may invest up to
Investment  10% of its assets in securities of other investment companies,
Companies   such as closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

             Subject to the restrictions and limitations of the 1940 Act, each
            Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund.

Short       Each Fund may make short sales as part of its overall portfolio
Sales       management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale.
            Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid    Each Fund may invest up to 15% (10% in the case of the Money
Securities  Market Fund) of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of    For the purpose of achieving income, each Fund may lend its
Portfolio   portfolio securities to brokers, dealers, and other financial
Securities  institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
            "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Portfolio   The length of time a Fund has held a particular security is not
Turnover    generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each
            Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates).
            The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

                                                                   Prospectus 56

             With respect to the Strategic Balanced Fund, PIMCO does not expect to reallocate the Fund's assets among the Underlying Funds on a frequent basis so the portfolio turnover rate for the Fund is expected to be modest (i.e., less than 25%) in comparison to most mutual funds. However, the Fund indirectly bears the expenses associated with portfolio turnover of the Underlying Funds, which may have fairly high portfolio turnover rates (i.e., in excess of 100%). Shareholders in the Fund may also bear expenses directly or indirectly through sales of securities held by the Fund and the Underlying Funds which result in realization of taxable capital gains. To the extent such gains relate to securities held for twelve months or less, such gains will be short-term capital gains taxed at ordinary income tax rates when distributed to shareholders who are individuals.

Temporary   For temporary or defensive purposes, each Fund may invest without
Defensive   limit in U.S. debt securities, including short-term money market
Strategies  securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Changes     The investment objective of the Global Bond Fund II may be changed
in          by the Board of Trustees without shareholder approval. The
Investment investment objective of each other Fund is fundamental and may not Objectives be changed without shareholder approval. Unless otherwise stated,
and         all other investment policies of the Funds may be changed by the
Policies    Board of Trustees without shareholder approval.

Percentage Unless otherwise stated, all percentage limitations on Fund Investment investments listed in this prospectus will apply at the time of Limitations investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other       The Funds may invest in other types of securities and use a
Investments variety of investment techniques and strategies which are not
and         described in this prospectus. These securities and techniques may
Techniques  subject the Funds to additional risks. Please see the Statement of
            Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

57 PIMCO Funds: Pacific Investment Management Series

            Financial Highlights

            The financial highlights table is intended to help you understand the financial performance of Class A, Class B and Class C shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Trust's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor.

                         Net Asset                Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
Year or                    Value        Net      and Unrealized (Loss) from   from Net  Excess of Net   from Net    in Excess of
Period                   Beginning  Investment   Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended                    of Period Income (Loss)  Investments    Operations    Income      Income     Capital Gains Capital Gains
---------------------------------------------------------------------------------------------------------------------------------
Money Market Fund
 Class A
 03/31/2001               $ 1.00       $0.06(a)      $ 0.00 (a)    $0.06       $(0.06)     $ 0.00        $ 0.00        $ 0.00
 03/31/2000                 1.00        0.05(a)        0.00 (a)     0.05        (0.05)       0.00          0.00          0.00
 03/31/1999                 1.00        0.05(a)        0.00 (a)     0.05        (0.05)       0.00          0.00          0.00
 03/31/1998                 1.00        0.05(a)        0.00 (a)     0.05        (0.05)       0.00          0.00          0.00
 01/13/1997 - 03/31/1997    1.00        0.01           0.00         0.01        (0.01)       0.00          0.00          0.00
 Class B
 03/31/2001                 1.00        0.05(a)        0.00 (a)     0.05        (0.05)       0.00          0.00          0.00
 03/31/2000                 1.00        0.04(a)        0.00 (a)     0.04        (0.04)       0.00          0.00          0.00
 03/31/1999                 1.00        0.04(a)        0.00 (a)     0.04        (0.04)       0.00          0.00          0.00
 03/31/1998                 1.00        0.04(a)        0.00 (a)     0.04        (0.04)       0.00          0.00          0.00
 01/13/1997 - 03/31/1997    1.00        0.01           0.00         0.01        (0.01)       0.00          0.00          0.00
 Class C
 03/31/2001                 1.00        0.06(a)        0.00 (a)     0.06        (0.06)       0.00          0.00          0.00
 03/31/2000                 1.00        0.05(a)        0.00 (a)     0.05        (0.05)       0.00          0.00          0.00
 03/31/1999                 1.00        0.05(a)        0.00 (a)     0.05        (0.05)       0.00          0.00          0.00
 03/31/1998                 1.00        0.05(a)        0.00 (a)     0.05        (0.05)       0.00          0.00          0.00
 01/13/1997 - 03/31/1997    1.00        0.01           0.00         0.01        (0.01)       0.00          0.00          0.00
Short-Term Fund
 Class A
 03/31/2001               $ 9.95       $0.60(a)      $ 0.10 (a)    $0.70       $(0.60)     $ 0.00        $ 0.00        $(0.02)
 03/31/2000                10.03        0.55(a)       (0.09)(a)     0.46        (0.54)       0.00          0.00          0.00
 03/31/1999                10.06        0.53(a)       (0.02)(a)     0.51        (0.53)       0.00          0.00         (0.01)
 03/31/1998                10.00        0.55(a)        0.09 (a)     0.64        (0.56)      (0.01)        (0.01)         0.00
 01/20/1997 - 03/31/1997   10.04        0.10          (0.03)        0.07        (0.10)      (0.01)         0.00          0.00
 Class B
 03/31/2001                 9.95        0.53(a)        0.10 (a)     0.63        (0.53)       0.00          0.00         (0.02)
 03/31/2000                10.03        0.48(a)       (0.09)(a)     0.39        (0.47)       0.00          0.00          0.00
 03/31/1999                10.06        0.45(a)       (0.02)(a)     0.43        (0.45)       0.00          0.00         (0.01)
 03/31/1998                10.00        0.50(a)        0.08 (a)     0.58        (0.50)      (0.01)        (0.01)         0.00
 01/20/1997 - 03/31/1997   10.04        0.09          (0.03)        0.06        (0.10)       0.00          0.00          0.00
 Class C
 03/31/2001                 9.95        0.57(a)        0.10 (a)     0.67        (0.57)       0.00          0.00         (0.02)
 03/31/2000                10.03        0.52(a)       (0.09)(a)     0.43        (0.51)       0.00          0.00          0.00
 03/31/1999                10.06        0.50(a)       (0.02)(a)     0.48        (0.50)       0.00          0.00         (0.01)
 03/31/1998                10.00        0.54(a)        0.07 (a)     0.61        (0.53)      (0.01)        (0.01)         0.00
 01/20/1997 - 03/31/1997   10.04        0.09          (0.03)        0.06        (0.10)       0.00          0.00          0.00
Low Duration Fund
 Class A
 03/31/2001               $ 9.81       $0.60(a)      $ 0.25 (a)    $0.85       $(0.61)     $(0.02)       $ 0.00        $ 0.00
 03/31/2000                10.10        0.59(a)       (0.29)(a)     0.30        (0.58)      (0.01)         0.00          0.00
 03/31/1999                10.18        0.60(a)       (0.02)(a)     0.58        (0.60)       0.00         (0.01)        (0.05)
 03/31/1998                 9.98        0.60(a)        0.23 (a)     0.83        (0.58)      (0.02)        (0.03)         0.00
 01/13/1997 - 03/31/1997   10.02        0.12          (0.03)        0.09        (0.12)      (0.01)         0.00          0.00
 Class B
 03/31/2001                 9.81        0.53(a)        0.24 (a)     0.77        (0.53)      (0.02)         0.00          0.00
 03/31/2000                10.10        0.51(a)       (0.29)(a)     0.22        (0.50)      (0.01)         0.00          0.00
 03/31/1999                10.18        0.52(a)       (0.02)(a)     0.50        (0.52)       0.00         (0.01)        (0.05)
 03/31/1998                 9.98        0.53(a)        0.22 (a)     0.75        (0.50)      (0.02)        (0.03)         0.00
 01/13/1997 - 03/31/1997   10.02        0.10          (0.03)        0.07        (0.11)       0.00          0.00          0.00
 Class C
 03/31/2001                 9.81        0.55(a)        0.25 (a)     0.80        (0.56)      (0.02)         0.00          0.00
 03/31/2000                10.10        0.54(a)       (0.29)(a)     0.25        (0.53)      (0.01)         0.00          0.00
 03/31/1999                10.18        0.55(a)       (0.02)(a)     0.53        (0.55)       0.00         (0.01)        (0.05)
 03/31/1998                 9.98        0.55(a)        0.23 (a)     0.78        (0.53)      (0.02)        (0.03)         0.00
 01/13/1997 - 03/31/1997   10.02        0.11          (0.03)        0.08        (0.11)      (0.01)         0.00          0.00

-------
(a) Per share amounts based on average number of shares outstanding during the period.

58 PIMCO Funds: Pacific Investment Management Series

                                                                   Ratio of Net
                          Net Asset        Net Assets  Ratio of     Investment
Tax Basis                   Value             End     Expenses to   Income to   Portfolio
  Return        Total        End    Total  of Period    Average      Average    Turnover
of Capital  Distributions of Period Return   (000's)  Net Assets    Net Assets    Rate
-----------------------------------------------------------------------------------------


  $0.00        $ (0.06)    $ 1.00    5.94%  $ 58,940     0.60%         5.85%       N/A
   0.00          (0.05)      1.00    4.92    101,734     0.60          4.90        N/A
   0.00          (0.05)      1.00    4.76    105,200     0.60          4.78        N/A
   0.00          (0.05)      1.00    5.10     41,375     0.60          5.02        N/A
   0.00          (0.01)      1.00    1.01     43,589     0.57+         4.44+       N/A

   0.00          (0.05)      1.00    5.02     38,286     1.50          4.87        N/A
   0.00          (0.04)      1.00    3.99     25,507     1.50          4.05        N/A
   0.00          (0.04)      1.00    4.03     14,968     1.50          3.79        N/A
   0.00          (0.04)      1.00    4.21      2,937     1.50          4.15        N/A
   0.00          (0.01)      1.00    0.83      3,143     1.41+         3.62+       N/A

   0.00          (0.06)      1.00    5.94    108,549     0.60          5.77        N/A
   0.00          (0.05)      1.00    4.95     99,475     0.60          4.78        N/A
   0.00          (0.05)      1.00    4.85     86,159     0.60          4.79        N/A
   0.00          (0.05)      1.00    5.14     55,696     0.60          5.05        N/A
   0.00          (0.01)      1.00    1.02     85,398     0.58+         4.47+       N/A



  $0.00        $ (0.62)    $10.03    7.23%  $ 84,342     1.41%(b)      6.03%       121%
   0.00          (0.54)      9.95    4.76     75,671     1.03 (b)      5.45         38
   0.00          (0.54)     10.03    5.21     80,787     0.85          5.15         47
   0.00          (0.58)     10.06    6.64     24,182     0.85          5.48         48
   0.00          (0.11)     10.00    0.66      2,533     0.86+         5.07+        77

   0.00          (0.55)     10.03    6.44      6,954     2.15 (c)      5.28        121
   0.00          (0.47)      9.95    4.00      6,694     1.80 (c)      4.77         38
   0.00          (0.46)     10.03    4.43      3,813     1.60          4.45         47
   0.00          (0.52)     10.06    5.96      1,258     1.60          4.97         48
   0.00          (0.10)     10.00    0.58        114     1.62+         4.83+        77

   0.00          (0.59)     10.03    6.91     23,961     1.70 (d)      5.72        121
   0.00          (0.51)      9.95    4.45     18,935     1.34 (d)      5.17         38
   0.00          (0.51)     10.03    4.91     15,589     1.15          4.92         47
   0.00          (0.55)     10.06    6.33      6,763     1.15          5.33         48
   0.00          (0.10)     10.00    0.63      1,359     1.14+         4.78+        77



  $0.00        $ (0.63)    $10.03    8.93%  $273,994     0.96%(e)      6.07%       348%
   0.00          (0.59)      9.81    3.07    235,413     0.98 (e)      5.91         82
   0.00          (0.66)     10.10    5.86    191,727     0.90          5.85        245
   0.00          (0.63)     10.18    8.49    109,531     0.90          5.93        309
   0.00          (0.13)      9.98    0.85     59,348     0.91+         5.84+       240


   0.00          (0.55)     10.03    8.12     88,585     1.71 (f)      5.32        348
   0.00          (0.51)      9.81    2.30     73,121     1.73 (f)      5.16         82
   0.00          (0.58)     10.10    5.07     65,160     1.65          5.03        245
   0.00          (0.55)     10.18    7.68     17,624     1.65          5.16        309
   0.00          (0.11)      9.98    0.68      5,296     1.67+         5.03+       240


   0.00          (0.58)     10.03    8.39    119,062     1.46 (g)      5.58        348
   0.00          (0.54)      9.81    2.55    110,447     1.48 (g)      5.42         82
   0.00          (0.61)     10.10    5.33    112,229     1.40          5.35        245
   0.00          (0.58)     10.18    8.01     68,766     1.40          5.46        309
   0.00          (0.12)      9.98    0.75     63,606     1.42+         5.36+       240

-------
+    Annualized.
(b) Ratio of expenses to average net assets excluding interest expense is 0.85%.
(c) Ratio of expenses to average net assets excluding interest expense is 1.60%.
(d) Ratio of expenses to average net assets excluding interest expense is 1.15%.
(e) Ratio of expenses to average net assets excluding interest expense is 0.90%.
(f) Ratio of expenses to average net assets excluding interest expense is 1.65%.
(g) Ratio of expenses to average net assets excluding interest expense is 1.40%.

                                                                   Prospectus 59

                         Net Asset    Net       Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
Year or                    Value   Investment  and Unrealized (Loss) from   from Net  Excess of Net   from Net    in Excess of
Period                   Beginning   Income    Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended                    of Period   (Loss)     Investments    Operations    Income      Income     Capital Gains Capital Gains
-------------------------------------------------------------------------------------------------------------------------------
GNMA Fund
 Class A
 11/30/2000 - 03/31/2001  $10.13     $0.22         $0.30         $ 0.52      $(0.21)     $ 0.00        $ 0.00         $0.00
Total Return Fund
 Class A
 03/31/2001               $ 9.96     $0.62(a)      $0.56 (a)     $ 1.18      $(0.60)     $(0.02)       $ 0.00         $0.00
 03/31/2000                10.36      0.58(a)      (0.40)(a)       0.18       (0.56)      (0.02)         0.00          0.00
 03/31/1999                10.62      0.58(a)       0.16 (a)       0.74       (0.58)       0.00         (0.24)        (0.18)
 03/31/1998                10.27      0.58(a)       0.63 (a)       1.21       (0.57)      (0.02)        (0.27)         0.00
 01/13/1997 - 03/31/1997   10.40      0.12         (0.12)          0.00       (0.13)       0.00          0.00          0.00
 Class B
 03/31/2001                 9.96      0.54(a)       0.57 (a)       1.11       (0.54)      (0.01)         0.00          0.00
 03/31/2000                10.36      0.51(a)      (0.41)(a)       0.10       (0.48)      (0.02)         0.00          0.00
 03/31/1999                10.62      0.50(a)       0.16 (a)       0.66       (0.50)       0.00         (0.24)        (0.18)
 03/31/1998                10.27      0.50(a)       0.63 (a)       1.13       (0.50)      (0.01)        (0.27)         0.00
 01/13/1997 - 03/31/1997   10.40      0.11         (0.12)         (0.01)      (0.12)       0.00          0.00          0.00
 Class C
 03/31/2001                 9.96      0.54(a)       0.57 (a)       1.11       (0.54)      (0.01)         0.00          0.00
 03/31/2000                10.36      0.51(a)      (0.41)(a)       0.10       (0.48)      (0.02)         0.00          0.00
 03/31/1999                10.62      0.50(a)       0.16 (a)       0.66       (0.50)       0.00         (0.24)        (0.18)
 03/31/1998                10.27      0.51(a)       0.63 (a)       1.14       (0.51)      (0.01)        (0.27)         0.00
 01/13/1997 - 03/31/1997   10.40      0.11         (0.12)         (0.01)      (0.12)       0.00          0.00          0.00
Total Return Mortgage Fund
 Class A
 07/31/2000 - 03/31/2001  $10.02     $0.39(a)      $0.57 (a)     $ 0.96      $(0.38)     $ 0.00        $(0.18)        $0.00
 Class B
 07/31/2000 - 03/31/2001   10.02      0.34(a)       0.59 (a)       0.93       (0.35)       0.00         (0.18)         0.00
 Class C
 07/31/2000 - 03/31/2001   10.02      0.34(a)       0.61 (a)       0.95       (0.37)       0.00         (0.18)         0.00
Long-Term U.S. Government Fund
 Class A
 03/31/2001               $ 9.79     $0.34(a)      $1.09 (a)     $ 1.43      $(0.57)     $ 0.00        $ 0.00         $0.00
 03/31/2000                10.30      0.58(a)      (0.51)(a)       0.07       (0.58)       0.00          0.00          0.00
 03/31/1999                10.57      0.59(a)       0.20 (a)       0.79       (0.60)       0.00          0.00         (0.46)
 03/31/1998                 9.39      0.48(a)       1.34 (a)       1.82       (0.58)       0.00         (0.06)         0.00
 01/20/1997 - 03/31/1997    9.67      0.32         (0.47)         (0.15)      (0.13)       0.00          0.00          0.00
 Class B
 03/31/2001                 9.79      0.65(a)       0.71 (a)       1.36       (0.50)       0.00          0.00          0.00
 03/31/2000                10.30      0.50(a)      (0.50)(a)       0.00       (0.51)       0.00          0.00          0.00
 03/31/1999                10.57      0.51(a)       0.20 (a)       0.71       (0.52)       0.00          0.00         (0.46)
 03/31/1998                 9.39      0.39(a)       1.35 (a)       1.74       (0.50)       0.00         (0.06)         0.00
 01/20/1997 - 03/31/1997    9.67      0.29         (0.47)         (0.18)      (0.10)       0.00          0.00          0.00
 Class C
 03/31/2001                 9.79      0.92(a)       0.44 (a)       1.36       (0.50)       0.00          0.00          0.00
 03/31/2000                10.30      0.51(a)      (0.51)(a)       0.00       (0.51)       0.00          0.00          0.00
 03/31/1999                10.57      0.50(a)       0.21 (a)       0.71       (0.52)       0.00          0.00         (0.46)
 03/31/1998                 9.39      0.39(a)       1.35 (a)       1.74       (0.50)       0.00         (0.06)         0.00
 01/20/1997 - 03/31/1997    9.67      0.29         (0.47)         (0.18)      (0.10)       0.00          0.00          0.00
Real Return Fund
 Class A
 03/31/2001               $ 9.92     $0.71(a)      $0.61 (a)     $ 1.32      $(0.76)     $ 0.00        $(0.08)        $0.00
 03/31/2000                 9.83      0.64(a)       0.11 (a)       0.75       (0.64)       0.00         (0.02)         0.00
 03/31/1999                 9.77      0.43(a)       0.14 (a)       0.57       (0.45)      (0.06)         0.00          0.00
 03/31/1998                 9.93      0.40(a)       0.03 (a)       0.43       (0.42)      (0.03)        (0.14)         0.00
 01/29/1997 - 03/31/1997   10.00      0.11(a)      (0.10)(a)       0.01       (0.08)       0.00          0.00          0.00
 Class B
 03/31/2001                 9.92      0.64(a)       0.60 (a)       1.24       (0.68)       0.00         (0.08)         0.00
 03/31/2000                 9.83      0.57(a)       0.11 (a)       0.68       (0.57)       0.00         (0.02)         0.00
 03/31/1999                 9.77      0.37(a)       0.12 (a)       0.49       (0.38)      (0.05)         0.00          0.00
 03/31/1998                 9.93      0.33(a)       0.03 (a)       0.36       (0.36)      (0.02)        (0.14)         0.00
 01/29/1997 - 03/31/1997   10.00      0.09         (0.10)         (0.01)      (0.06)       0.00          0.00          0.00
 Class C
 03/31/2001                 9.92      0.68(a)       0.59 (a)       1.27       (0.71)       0.00         (0.08)         0.00
 03/31/2000                 9.83      0.58(a)       0.12 (a)       0.70       (0.59)       0.00         (0.02)         0.00
 03/31/1999                 9.77      0.44(a)       0.08 (a)       0.52       (0.40)      (0.06)         0.00          0.00
 03/31/1998                 9.93      0.35(a)       0.04 (a)       0.39       (0.38)      (0.03)        (0.14)         0.00
 01/29/1997 - 03/31/1997   10.00      0.09         (0.10)         (0.01)      (0.06)       0.00          0.00          0.00

-------
(a) Per share amounts based on average number of shares outstanding during the period.

60 PIMCO Funds: Pacific Investment Management Series

                                                                    Ratio of Net
Tax Basis                Net Asset          Net Assets  Ratio of     Investment
 Return                    Value               End     Expenses to   Income to   Portfolio
   of          Total        End    Total    of Period    Average      Average    Turnover
 Capital   Distributions of Period Return     (000's)  Net Assets    Net Assets    Rate
------------------------------------------------------------------------------------------
  $0.00       $(0.21)     $10.44    5.68%   $       11     0.65%+       6.11%+       808%

  $0.00       $(0.62)     $10.52   12.27%   $3,061,033     0.96%(b)     6.08%        450%
   0.00        (0.58)       9.96    1.85     1,947,405     1.01 (b)     5.79         223
   0.00        (1.00)      10.36    7.09     1,140,606     0.90         5.37         154
   0.00        (0.86)      10.62   12.11       533,893     0.90         5.46         206
   0.00        (0.13)      10.27    0.02       115,742     0.91+        6.08+        173

   0.00        (0.55)      10.52   11.44       975,823     1.70 (c)     5.33         450
   0.00        (0.50)       9.96    1.08       654,104     1.76 (c)     5.01         223
   0.00        (0.92)      10.36    6.28       549,478     1.65         4.55         154
   0.00        (0.78)      10.62   11.26       186,932     1.65         4.74         206
   0.00        (0.12)      10.27   (0.10)       74,130     1.67+        5.28+        173

   0.00        (0.55)      10.52   11.44     1,103,702     1.71 (c)     5.34         450
   0.00        (0.50)       9.96    1.09       720,199     1.75 (c)     5.01         223
   0.00        (0.92)      10.36    6.29       715,201     1.65         4.63         154
   0.00        (0.79)      10.62   11.28       405,037     1.65         4.83         206
   0.00        (0.12)      10.27   (0.11)      329,104     1.67+        5.32+        173

  $0.00       $(0.56)     $10.42   10.58%   $      769     0.90%+       5.68%+       848%
   0.00        (0.53)      10.42    9.95           816     1.65+        4.89+        848
   0.00        (0.55)      10.42    9.94         1,908     1.65+        4.94+        848

  $0.00       $(0.57)     $10.65   15.07%   $   79,477     0.97%        3.36%      1,046%
   0.00        (0.58)       9.79    0.86        42,773     0.99 (b)     5.96         320
   0.00        (1.06)      10.30    7.34        29,809     1.34 (b)     5.33         364
   0.00        (0.64)      10.57   19.78         6,161     0.91         4.49         177
   0.00        (0.13)       9.39   (1.72)        1,204     1.12+        6.91+        402

   0.00        (0.50)      10.65   14.22        54,374     1.70         6.40       1,046
   0.00        (0.51)       9.79    0.11        34,301     1.72 (c)     5.16         320
   0.00        (0.98)      10.30    6.51        37,946     2.13 (c)     4.53         364
   0.00        (0.56)      10.57   18.85         7,516     1.66         4.64         177
   0.00        (0.10)       9.39   (1.92)          454     1.87+        4.95+        402

   0.00        (0.50)      10.65   14.24        35,675     1.71         9.01       1,046
   0.00        (0.51)       9.79    0.11        20,955     1.71 (c)     5.16         320
   0.00        (0.98)      10.30    6.52        31,653     2.16 (c)     4.50         364
   0.00        (0.56)      10.57   18.86         7,258     1.66         4.64         177
   0.00        (0.10)       9.39   (1.83)          275     1.88+        5.52+        402

  $0.00       $(0.84)     $10.40   13.97 %  $   95,899     0.94%        7.03 %       202%
   0.00        (0.66)       9.92    7.93        17,676     0.93         6.57         253
   0.00        (0.51)       9.83    5.99         6,250     0.92         4.40         438
   0.00        (0.59)       9.77    4.12           370     0.92         4.06         967
   0.00        (0.08)       9.93    0.15             1     0.90+        6.14+        160

   0.00        (0.76)      10.40   13.12        54,875     1.69         6.33         202
   0.00        (0.59)       9.92    7.16        11,463     1.68         5.82         253
   0.00        (0.43)       9.83    5.19         3,646     1.68         3.72         438
   0.00        (0.52)       9.77    3.50         1,496     1.67         3.32         967
   0.00        (0.06)       9.93   (0.08)          509     1.59+        3.43+        160

   0.00        (0.79)      10.40   13.42        81,407     1.44         6.69         202
   0.00        (0.61)       9.92    7.40        17,336     1.43         5.90         253
   0.00        (0.46)       9.83    5.46         2,534     1.43         4.49         438
   0.00        (0.55)       9.77    3.73           490     1.42         3.56         967
   0.00        (0.06)       9.93   (0.07)          148     1.62+        5.13+        160

-------
+    Annualized.
(b) The ratio of expenses to average net assets excluding interest expense is 0.90%.
(c) The ratio of expenses to average net assets excluding interest expense is 1.65%.

                                                                 Prospectus   61

                         Net Asset                Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
Year or                    Value        Net      and Unrealized (Loss) from   from Net  Excess of Net   from Net    in Excess of
Period                   Beginning  Investment   Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended                    of Period Income (Loss)  Investments    Operations    Income      Income     Capital Gains Capital Gains
---------------------------------------------------------------------------------------------------------------------------------
Global Bond Fund II
 Class A
 03/31/2001               $ 9.41       $0.52(a)      $ 0.50 (a)    $1.02       $(0.52)      $0.00        $(0.08)       $(0.22)
 03/31/2000                 9.89        0.52(a)       (0.46)(a)     0.06        (0.51)      (0.01)        (0.02)         0.00
 03/31/1999                 9.92        0.48(a)        0.06 (a)     0.54        (0.48)       0.00         (0.01)        (0.08)
 03/31/1998                10.84        0.64(a)        0.51 (a)     1.15         0.00       (0.54)        (1.53)         0.00
 10/01/1996 - 03/31/1997   10.96        0.66          (0.16)        0.50        (0.22)       0.00         (0.40)         0.00
 09/30/1996                10.00        0.32(b)        0.95         1.27        (0.31)       0.00          0.00          0.00
 Class B
 03/31/2001                 9.41        0.45(a)        0.50 (a)     0.95        (0.45)       0.00         (0.08)        (0.22)
 03/31/2000                 9.89        0.45(a)       (0.46)(a)    (0.01)       (0.44)      (0.01)        (0.02)         0.00
 03/31/1999                 9.92        0.41(a)        0.06 (a)     0.47        (0.41)       0.00         (0.01)        (0.08)
 03/31/1998                10.84        0.66(a)        0.41 (a)     1.07         0.00       (0.46)        (1.53)         0.00
 10/01/1996 - 03/31/1997   10.96        0.62          (0.16)        0.46        (0.18)       0.00         (0.40)         0.00
 09/30/1996                10.00        0.30(b)        0.92         1.22        (0.26)       0.00          0.00          0.00
 Class C
 03/31/2001                 9.41        0.45(a)        0.50 (a)     0.95        (0.45)       0.00         (0.08)        (0.22)
 03/31/2000                 9.89        0.45(a)       (0.46)(a)    (0.01)       (0.44)      (0.01)        (0.02)         0.00
 03/31/1999                 9.92        0.41(a)        0.06 (a)     0.47        (0.41)       0.00         (0.01)        (0.08)
 03/31/1998                10.84        0.55(a)        0.52 (a)     1.07         0.00       (0.46)        (1.53)         0.00
 10/01/1996 - 03/31/1997   10.96        0.62          (0.16)        0.46        (0.18)       0.00         (0.40)         0.00
 09/30/1996                10.00        0.30(b)        0.92         1.22        (0.26)       0.00          0.00          0.00
Foreign Bond Fund
 Class A
 03/31/2001               $10.03       $0.54(a)      $ 0.50 (a)    $1.04       $(0.54)      $0.00        $ 0.00        $(0.21)
 03/31/2000                10.63        0.59(a)       (0.45)(a)     0.14        (0.59)       0.00         (0.15)         0.00
 03/31/1999                10.74        0.53(a)        0.24 (a)     0.77        (0.53)       0.00         (0.10)        (0.25)
 03/31/1998                10.41        0.61(a)        0.62 (a)     1.23        (0.59)       0.00         (0.31)         0.00
 01/20/1997 - 03/31/1997   10.59        0.59          (0.72)       (0.13)       (0.05)       0.00          0.00          0.00
 Class B
 03/31/2001                10.03        0.46(a)        0.50 (a)     0.96        (0.46)       0.00          0.00         (0.21)
 03/31/2000                10.63        0.51(a)       (0.45)(a)     0.06        (0.51)       0.00         (0.15)         0.00
 03/31/1999                10.74        0.46(a)        0.24 (a)     0.70        (0.46)       0.00         (0.10)        (0.25)
 03/31/1998                10.41        0.53(a)        0.61 (a)     1.14        (0.50)       0.00         (0.31)         0.00
 01/20/1997 - 03/31/1997   10.59        0.58          (0.72)       (0.14)       (0.04)       0.00          0.00          0.00
 Class C
 03/31/2001                10.03        0.46(a)        0.50 (a)     0.96        (0.46)       0.00          0.00         (0.21)
 03/31/2000                10.63        0.51(a)       (0.45)(a)     0.06        (0.51)       0.00         (0.15)         0.00
 03/31/1999                10.74        0.45(a)        0.24 (a)     0.69        (0.45)       0.00         (0.10)        (0.25)
 03/31/1998                10.41        0.52(a)        0.62 (a)     1.14        (0.50)       0.00         (0.31)         0.00
 01/20/1997 - 03/31/1997   10.59        0.58          (0.72)       (0.14)       (0.04)       0.00          0.00          0.00
Emerging Markets Bond Fund
 Class A
 03/31/2001               $ 8.61       $0.77(a)      $ 0.21 (a)    $0.98       $(0.79)      $0.00        $ 0.00        $(0.40)
 03/31/2000                 7.51        0.84(a)        1.10 (a)     1.94        (0.84)       0.00          0.00          0.00
 03/31/1999                 9.67        0.83(a)       (2.11)(a)    (1.28)       (0.83)       0.00          0.00         (0.05)
 07/31/1997 - 03/31/1998   10.00        0.44(a)       (0.18)(a)     0.26        (0.44)       0.00         (0.15)         0.00
 Class B
 03/31/2001                 8.61        0.73(a)        0.19 (a)     0.92        (0.73)       0.00          0.00         (0.40)
 03/31/2000                 7.51        0.77(a)        1.11 (a)     1.88        (0.78)       0.00          0.00          0.00
 03/31/1999                 9.67        0.77(a)       (2.11)(a)    (1.34)       (0.77)       0.00          0.00         (0.05)
 07/31/1997 - 03/31/1998   10.00        0.40(a)       (0.20)(a)     0.20        (0.38)       0.00         (0.15)         0.00
 Class C
 03/31/2001                 8.61        0.72(a)        0.21 (a)     0.93        (0.74)       0.00          0.00         (0.40)
 03/31/2000                 7.51        0.78(a)        1.10 (a)     1.88         0.78        0.00          0.00          0.00
 03/31/1999                 9.67        0.77(a)       (2.11)(a)    (1.34)       (0.77)       0.00          0.00         (0.05)
 07/31/1997 - 03/31/1998   10.00        0.38(a)       (0.18)(a)     0.20        (0.38)       0.00         (0.15)         0.00

-------
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Reflects voluntary waiver of investment advisory fee of $12,041 (0.01 per share) by the investment adviser.


62 PIMCO Funds: Pacific Investment Management Series

                          Net Asset          Net Assets  Ratio of      Ratio of Net
Tax Basis                   Value               End     Expenses to     Investment     Portfolio
  Return        Total        End    Total    of Period    Average    Income to Average Turnover
of Capital  Distributions of Period Return    (000's)   Net Assets      Net Assets       Rate
------------------------------------------------------------------------------------------------

  $0.00        $(0.82)     $ 9.61    11.43%   $ 2,747       0.98%           5.46%          422%
   0.00         (0.54)       9.41     0.71      2,279       0.98            5.45           290
   0.00         (0.57)       9.89     5.65      2,728       0.95            5.07           236
   0.00         (2.07)       9.92    11.21      6,816       0.95            5.88           369
   0.00         (0.62)      10.84     4.55      7,652       2.05+           5.60+          307
   0.00         (0.31)      10.96    15.01      7,360       1.27 (d)        4.88(h)      1,246

   0.00         (0.75)       9.61    10.60      5,243       1.73            4.73           422
   0.00         (0.47)       9.41    (0.05)     4,590       1.73            4.72           290
   0.00         (0.50)       9.89     4.85      4,909       1.70            4.16           236
   0.00         (1.99)       9.92    10.39      4,473       1.70            5.12           369
   0.00         (0.58)      10.84     4.17      3,925       2.57+           4.22+          307
   0.00         (0.26)      10.96    14.54      3,240       2.49 (d)        4.09(h)      1,246

   0.00         (0.75)       9.61    10.60      5,208       1.73            4.75           422
   0.00         (0.47)       9.41    (0.05)     5,254       1.73            4.71           290
   0.00         (0.50)       9.89     4.82      5,863       1.70            4.16           236
   0.00         (1.99)       9.92    10.39      6,096       1.70            5.12           369
   0.00         (0.58)      10.84     4.17      5,323       2.43+           4.14+          307
   0.00         (0.26)      10.96    14.54      3,459       2.49 (d)        4.09(h)      1,246
  $0.00        $(0.75)     $10.32    10.82 %  $84,631       0.99%           5.28%          417%
   0.00         (0.74)      10.03     1.50     54,299       1.19            5.75           330
   0.00         (0.88)      10.63     7.43     29,009       0.95            4.87           376
   0.00         (0.90)      10.74    12.14      9,582       0.95            5.88           280
   0.00         (0.05)      10.41    (1.21)       704       0.97+           4.95+          984

   0.00         (0.67)      10.32     9.94     28,747       1.74            4.57           417
   0.00         (0.66)      10.03     0.72     24,402       1.91 (g)        5.00           330
   0.00         (0.81)      10.63     6.69     21,256       1.70            4.14           376
   0.00         (0.81)      10.74    11.29     10,631       1.70            5.13           280
   0.00         (0.04)      10.41    (1.34)     1,221       1.75+           3.73+          984

   0.00         (0.67)      10.32     9.96     35,337       1.74            4.57           417
   0.00         (0.66)      10.03     0.73     30,214       1.91 (g)        5.01           330
   0.00         (0.80)      10.63     6.63     29,584       1.70            4.16           376
   0.00         (0.81)      10.74    11.29     17,080       1.70            5.13           280
   0.00         (0.04)      10.41    (1.32)     1,788       1.76+           4.09+          984


  $0.00        $(1.19)     $ 8.40    12.46 %  $ 1,143       1.34%(c)        9.08%          902%
   0.00         (0.84)       8.61    27.39        316       1.29           10.59           328
   0.00         (0.88)       7.51   (12.90)       172       1.25           10.26           315
   0.00         (0.59)       9.67     2.84        317       1.26+           6.93+          695

   0.00         (1.13)       8.40    11.59      1,620       2.09 (f)        8.58           902
   0.00         (0.78)       8.61    26.43      1,168       2.04            9.57           328
   0.00         (0.82)       7.51   (13.58)       398       2.00            9.68           315
   0.00         (0.53)       9.67     2.29        304       2.01+           6.33+          695

   0.00         (1.14)       8.40    11.74        792       2.08 (e)        8.52           902
   0.00         (0.78)       8.61    26.49        249       2.04            9.87           328
   0.00         (0.82)       7.51   (13.57)       229       2.00            9.79           315
   0.00         (0.53)       9.67     2.29        136       2.01+           6.11+          695

-------
(c) The ratio of expenses to average net assets excluding interest expense is 1.26%.
(d) The ratio of expenses to average net assets without the waiver would have been 1.57%.
(e) The ratio of expenses to average net assets excluding interest expense is 2.00%.
(f) The ratio of expenses to average net assets excluding interest expense is 2.01%.
(g) The ratio of expenses to average net assets excluding interest expense is 1.70%.
(h) The ratio of net investment income to average net assets without the waiver would have been 4.58%.

                                                                   Prospectus 63

                         Net Asset                 Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
Year or                    Value        Net       and Unrealized (Loss) from   from Net  Excess of Net   from Net    in Excess of
Period                   Beginning  Investment    Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended                    of Period Income (Loss)   Investments    Operations    Income      Income     Capital Gains Capital Gains
----------------------------------------------------------------------------------------------------------------------------------
High Yield Fund
 Class A
 03/31/2001               $10.22      $ 0.87(a)       $(0.34)(a)    $ 0.53      $(0.86)     $(0.01)       $ 0.00        $ 0.00
 03/31/2000                11.23        0.89(a)        (1.01)(a)     (0.12)      (0.88)      (0.01)         0.00          0.00
 03/31/1999                11.66        0.91(a)        (0.43)(a)      0.48       (0.90)      (0.01)         0.00          0.00
 03/31/1998                11.10        0.93(a)         0.66 (a)      1.59       (0.94)       0.00          0.00         (0.09)
 01/13/1997 - 03/31/1997   11.18        0.17           (0.05)         0.12       (0.20)       0.00          0.00          0.00
 Class B
 03/31/2001                10.22        0.79(a)        (0.33)(a)      0.46       (0.79)      (0.01)         0.00          0.00
 03/31/2000                11.23        0.81(a)        (1.01)(a)     (0.20)      (0.80)      (0.01)         0.00          0.00
 03/31/1999                11.66        0.82(a)        (0.43)(a)      0.39       (0.81)      (0.01)         0.00          0.00
 03/31/1998                11.10        0.84(a)         0.66 (a)      1.50       (0.85)       0.00          0.00         (0.09)
 01/13/1997 - 03/31/1997   11.18        0.15           (0.05)         0.10       (0.18)       0.00          0.00          0.00
 Class C
 03/31/2001                10.22        0.79(a)        (0.33)(a)      0.46       (0.79)      (0.01)         0.00          0.00
 03/31/2000                11.23        0.81(a)        (1.01)(a)     (0.20)      (0.80)      (0.01)         0.00          0.00
 03/31/1999                11.66        0.82(a)        (0.43)(a)      0.39       (0.81)      (0.01)         0.00          0.00
 03/31/1998                11.10        0.85(a)         0.65 (a)      1.50       (0.85)       0.00          0.00         (0.09)
 01/13/1997 - 03/31/1997   11.18        0.15           (0.05)         0.10       (0.18)       0.00          0.00          0.00
Convertible Fund
 Class A
 03/31/2001               $15.76      $ 0.00 (a)      $(3.45)(a)    $(3.45)     $(0.20)     $ 0.00        $ 0.00        $(0.70)
 05/28/1999 - 03/31/2000   10.67        0.00 (a)        5.35 (a)      5.35       (0.03)      (0.14)        (0.09)         0.00
 Class B
 03/31/2001                15.68       (0.16)(a)       (3.36)(a)     (3.52)      (0.12)       0.00          0.00         (0.70)
 05/28/1999 - 03/31/2000   10.67       (0.07)(a)        5.29 (a)      5.22       (0.02)      (0.10)        (0.09)         0.00
 Class C
 03/31/2001                15.71       (0.15)(a)       (3.38)(a)     (3.53)      (0.11)       0.00          0.00         (0.70)
 05/28/1999 - 03/31/2000   10.67       (0.07)(a)        5.31 (a)      5.24       (0.02)      (0.09)        (0.09)         0.00
Strategic Balanced Fund
 Class A
 03/31/2001               $12.74      $ 0.89 (a)      $(1.90)(a)    $(1.01)     $(0.62)     $ 0.00        $ 0.00        $(0.69)
 05/28/1999 - 03/31/2000   12.80        0.64 (a)        0.48 (a)      1.12       (0.72)      (0.15)        (0.31)         0.00
 Class B
 03/31/2001                12.72        0.81 (a)       (1.90)(a)     (1.09)      (0.54)       0.00          0.00         (0.69)
 05/28/1999 - 03/31/2000   12.80        0.60 (a)        0.45 (a)      1.05       (0.67)      (0.15)        (0.31)         0.00
 Class C
 03/31/2001                12.70        0.82 (a)       (1.92)(a)     (1.10)      (0.54)       0.00          0.00         (0.69)
 05/28/1999 - 03/31/2000   12.80        0.61 (a)        0.42 (a)      1.03       (0.67)      (0.15)        (0.31)         0.00
StocksPLUS Fund
 Class A
 03/31/2001               $14.06      $(0.01)(a)      $(2.80)(a)    $(2.81)     $(0.24)     $ 0.00        $ 0.00        $(0.91)
 03/31/2000                14.26        1.05 (a)        1.27 (a)      2.32       (1.04)       0.00         (0.97)        (0.51)
 03/31/1999                14.06        0.93 (a)        1.29 (a)      2.22       (0.78)       0.00         (1.24)         0.00
 03/31/1998                11.46        1.66 (a)        3.41 (a)      5.07       (1.38)       0.00         (1.09)         0.00
 01/20/1997 - 03/31/1997   11.91       (0.10)          (0.20)        (0.30)      (0.15)       0.00          0.00          0.00
 Class B
 03/31/2001                13.96       (0.09)(a)       (2.79)(a)     (2.88)      (0.19)       0.00          0.00         (0.91)
 03/31/2000                14.18        0.90 (a)        1.30 (a)      2.20       (0.94)       0.00         (0.97)        (0.51)
 03/31/1999                14.01        0.84 (a)        1.26 (a)      2.10       (0.69)       0.00         (1.24)         0.00
 03/31/1998                11.44        1.61 (a)        3.35 (a)      4.96       (1.30)       0.00         (1.09)         0.00
 01/20/1997 - 03/31/1997   11.91       (0.13)          (0.20)        (0.33)      (0.14)       0.00          0.00          0.00
 Class C
 03/31/2001                14.00       (0.07)(a)       (2.79)(a)     (2.86)      (0.20)       0.00          0.00         (0.91)
 03/31/2000                14.21        0.94 (a)        1.30 (a)      2.24       (0.97)       0.00         (0.97)        (0.51)
 03/31/1999                14.03        0.86 (a)        1.28 (a)      2.14       (0.72)       0.00         (1.24)         0.00
 03/31/1998                11.45        1.64 (a)        3.35 (a)      4.99       (1.32)       0.00         (1.09)         0.00
 01/20/1997 - 03/31/1997   11.91       (0.12)(a)       (0.20)(a)     (0.32)      (0.14)       0.00          0.00          0.00

-------
(a) Per share amounts based on average number of shares outstanding during the period.

64 PIMCO Funds: Pacific Investment Management Series

                          Net Asset          Net Assets  Ratio of      Ratio of Net
Tax Basis                   Value               End     Expenses to     Investment     Portfolio
  Return        Total        End    Total    of Period    Average    Income to Average Turnover
of Capital  Distributions of Period Return    (000's)   Net Assets      Net Assets       Rate
------------------------------------------------------------------------------------------------

  $0.00        $(0.87)     $ 9.88     5.44 %  $262,572     0.90%            8.62%          53%
   0.00         (0.89)      10.22    (1.15)    187,039     0.90             8.23           39
   0.00         (0.91)      11.23     4.32     155,466     0.90             7.94           39
   0.00         (1.03)      11.66    14.80      70,858     0.90             8.02           37
   0.00         (0.20)      11.10     1.06      28,873     0.92+            8.28+          67

   0.00         (0.80)       9.88     4.66     327,367     1.65             7.90           53
   0.00         (0.81)      10.22    (1.89)    303,333     1.65             7.48           39
   0.00         (0.82)      11.23     3.54     286,198     1.65             7.21           39
   0.00         (0.94)      11.66    13.94     156,099     1.65             7.27           37
   0.00         (0.18)      11.10     0.86      60,269     1.67+            7.52+          67

   0.00         (0.80)       9.88     4.66     373,530     1.65             7.90           53
   0.00         (0.81)      10.22    (1.89)    341,953     1.65             7.49           39
   0.00         (0.82)      11.23     3.55     370,861     1.65             7.24           39
   0.00         (0.94)      11.66    13.95     284,836     1.65             7.36           37
   0.00         (0.18)      11.10     0.88     205,297     1.68+            7.56+          67


  $0.00        $(0.90)     $11.41   (22.68)%  $  6,426     1.06%           (0.35)%        225%
   0.00         (0.26)      15.76    50.36       5,327     1.05+(d)         0.15+         247

   0.00         (0.82)      11.34   (23.24)      5,705     1.81            (1.13)         225
   0.00         (0.21)      15.68    49.18       2,437     1.80+(c)        (0.58)+        247

   0.00         (0.81)      11.37   (23.21)     13,249     1.80            (1.11)         225
   0.00         (0.20)      15.71    49.33       7,924     1.80+(c)        (0.59)+        247
  $0.00        $(1.31)     $10.42    (8.58)%     3,660     0.86%(b)         7.44 %        651%
   0.00         (1.18)      12.74     9.34       4,468     1.05+            5.99+         176

   0.00         (1.23)      10.40    (9.28)      8,484     1.57 (b)         6.59          651
   0.00         (1.13)      12.72     8.61      11,604     1.80+            5.61+         176

   0.00         (1.23)      10.37    (9.32)     14,004     1.58 (b)         6.76          651
   0.00         (1.13)      12.70     8.47      13,116     1.80+            5.66+         176


  $0.00        $(1.15)     $10.10   (21.31)%  $108,332     1.05%           (0.05)%        270%
   0.00         (2.52)      14.06    17.26     160,847     1.05             7.21           92
   0.00         (2.02)      14.26    17.07     148,748     1.05             6.66           81
   0.00         (2.47)      14.06    47.07      62,970     1.05            13.34           30
   0.00         (0.15)      11.46    (2.59)      5,790     1.10+          (10.69)+         47

   0.00         (1.10)       9.98   (21.91)    240,913     1.80            (0.74)         270
   0.00         (2.42)      13.96    16.40     374,171     1.80             6.27           92
   0.00         (1.93)      14.18    16.21     281,930     1.80             6.05           81
   0.00         (2.39)      14.01    46.11      99,039     1.80            12.60           30
   0.00         (0.14)      11.44    (2.81)      8,281     1.88+          (15.13)+         47

   0.00         (1.11)      10.03   (21.66)    207,945     1.55            (0.59)         270
   0.00         (2.45)      14.00    16.69     311,942     1.55             6.47           92
   0.00         (1.96)      14.21    16.48     245,088     1.55             6.19           81
   0.00         (2.41)      14.03    46.38      96,960     1.55            12.85           30
   0.00         (0.14)      11.45    (2.71)     11,254     1.65+          (12.79)+         47

-------
+   Annualized.
(b) Effective September 29, 2000, the Strategic Balanced Fund did not incur advisory fee expenses.
(c) If the Investment Manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.83%.
(d) If the Investment Manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.08%.

                                                                   Prospectus 65

            Appendix A
            Description of Securities Ratings

            A Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund's assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

             High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

             Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

             Below Investment Grade, High Yield Securities ("Junk Bonds") are
            those rated lower than Baa by Moody's or BBB by S&P and comparable securities. They are considered predominantly speculative with respect to the issuer's ability to repay principal and interest.

             Following is a description of Moody's and S&P's rating categories applicable to fixed income securities.

Moody's     Corporate and Municipal Bond Ratings
Investors
Service,
Inc.
             Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

             Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

             A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

             Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

             Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

             B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

             Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

             Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

             C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

             Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

            Corporate Short-Term Debt Ratings

            Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

             Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

                                                                  Prospectus A-1

             PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

             PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

             PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

             NOT PRIME: Issuers rated Not Prime do not fall within any of the
            Prime rating categories.

Standard    Corporate and Municipal Bond Ratings
& Poor's
Ratings
Services
            Investment Grade
             AAA: Debt rated AAA has the highest rating assigned by S&P.
            Capacity to pay interest and repay principal is extremely strong.

             AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

             A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

             BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

            Speculative Grade
            Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

             BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

             B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

             CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

             CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

             C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

             CI: The rating CI is reserved for income bonds on which no interest is being paid.

             D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

A-2 PIMCO Funds: Pacific Investment Management Series

             Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

             Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

             r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

             The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

             N.R.: Not rated.

             Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial  An S&P commercial paper rating is a current assessment of the
Paper       likelihood of timely payment of debt having an original maturity
Rating      of no more than 365 days. Ratings are graded into several
Definitions categories, ranging from A for the highest quality obligations to
            D for the lowest. These categories are as follows:

             A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

             A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

             A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

             B: Issues rated B are regarded as having only speculative
            capacity for timely payment.

             C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

             D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

             A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.
                                                                  Prospectus A-3

            PIMCO Funds: Pacific Investment Management Series

            The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

            The SAI includes the PIMCO Funds Shareholders' Guide for Class A, B and C Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

            You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

              PIMCO Funds Distributors LLC
              2187 Atlantic Street
              Stamford, Connecticut 06902

            You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

            You can also visit our Web site at www.pimcofunds.com for additional information about the Funds.

            [LOGO OF PIMCO FUNDS APPEARS HERE]

            Investment Company Act File no. 811-5028

            -------------------------------------------------------------------
PIMCO       INVESTMENT ADVISER AND ADMINISTRATOR
Funds:      PIMCO, 840 Newport Center Drive, Suite 300, Newport Beach, CA
Pacific     92660
Investment
Management  -------------------------------------------------------------------
Series      DISTRIBUTOR
            PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT
            06902-6896

            -------------------------------------------------------------------
            CUSTODIAN
            State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO
            64105

            -------------------------------------------------------------------
            SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT
            PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688

            -------------------------------------------------------------------
            INDEPENDENT ACCOUNTANTS
            PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

            -------------------------------------------------------------------
            LEGAL COUNSEL
            Dechert Price & Rhoads, 1775 Eye Street N.W., Washington, D.C. 20006-2401

            -------------------------------------------------------------------
            For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at http://www.pimcofunds.com.

            Not part of the prospectus

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lysis from our investment  his insights on the bond   tered, click "Preferen-
professionals.             market and the economy.    ces" on the Home page,
                                                      then "Change My Personal
Fund Information Section   Fed Focus--Short-Term Fund Information," and check
Click on "Fund Informa-    manager and veteran Fed-   the newsletters you'd
tion" on our Home page     watcher Paul McCulley      like to receive.
for up-to-date fund data,  dissects the Fed.
including:                                            Account Access
                           . Media Highlights--       Easy and secure Account
 . Daily share prices and   PIMCO Funds portfolio      Access gives you a snap-
year-to-date performance   managers are frequently    shot of your holdings
figures.                   sought by the media to     plus detailed transaction
                           comment on the finan-      history. Simply click
 . Historical performance,  cial markets. Listings     "Account Access" on the
portfolio holdings, risk   of upcoming guest spots    PIMCO Funds Home page and
analysis and media         appear on our Web site.    enter your verification
coverage.                  And now you can view TV    information.
                           appearances online too.
 . Morningstar ratings and  Look for the latest        Receive Shareholder
Lipper category rankings.  video clips on the         Communications Online
                           PIMCO Funds Home page.     Sign up to receive annual
                           Or check under the         and semi-annual reports,
                           "Media Highlights" tab     prospectuses and more
                           of each fund.              through the Internet,
                                                      eliminating the paper-
                           . About Bond Investing--   mailings you've received
                           This section offers a      from us in the past. Just
                           valuable overview of       go to www.pimcofunds.com/
                           bond investing--includ-    edelivery and complete
                           ing white papers           the short enrollment
                           explaining the philo-      form.
                           sophy behind PIMCO bond
                           funds, a glossary of
                           bond terms and more.

PZ000.11/01                                           Not part of the Prospectus
--------------------------------------------------------------------------------
                                                               ---------------
P I M C O                                                         PRSRT STD
    FUNDS                                                        US POSTAGE
                                                                    PAID
    PIMCO Funds                                                N. READING, MA.
    Distributors LLC                                             PERMIT #105
                                                               ---------------
    2187 Atlantic Street
    Stamford, CT 06902-6896

               PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

                   Supplement dated November 15, 2001 to the
          Prospectus for Institutional and Administrative Class Shares
                             dated October 1, 2001

             Disclosure Relating to the Total Return Mortgage Fund

Effective November 15, 2001, the average portfolio duration for the PIMCO Total Return Mortgage Fund normally varies within a one- to seven-year time frame based on PIMCO's forecast for interest rates.

             Disclosure Relating to the Emerging Markets Bond Fund

Effective December 17, 2001, the credit quality guidelines of the PIMCO Emerging Markets Bond Fund (the "Fund") will be changed to provide that the Fund may invest a maximum of 15% of its assets in securities rated lower than B by Moody's Investors Service, Inc. or by Standard & Poor's Ratings Services or, if unrated, determined by PIMCO to be of comparable quality. This change revises the disclosure in the prospectus regarding the credit quality of investments of the Emerging Markets Bond Fund.

The following information supplements the information in the prospectus appearing under the heading "Characteristics and Risks of Securities and Investment Techniques - High Yield Securities."

The Emerging Markets Bond Fund may invest in securities that are in default with respect to the payment of interest or repayment of principal, or presenting an imminent risk of default with respect to such payments. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

The following information supplements the information in the prospectus appearing under the heading "Summary of Principal Risks - High Yield Risk."

If the issuer of a security is in default with respect to interest payments or principal payments, a Fund may lose its entire investment.

          Investors Should Retain This Supplement For Future Reference
          ------------------------------------------------------------

               PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

                   Supplement dated November 15, 2001 to the
                         Prospectus for Class D Shares
                              dated July 31, 2001

             Disclosure Relating to the Total Return Mortgage Fund

Effective November 15, 2001, the average portfolio duration for the PIMCO Total Return Mortgage Fund normally varies within a one- to seven-year time frame based on PIMCO's forecast for interest rates.

             Disclosure Relating to the Emerging Markets Bond Fund

Effective December 17, 2001, the credit quality guidelines of the PIMCO Emerging Markets Bond Fund (the "Fund") will be changed to provide that the Fund may invest a maximum of 15% of its assets in securities rated lower than B by Moody's Investors Service, Inc. or by Standard & Poor's Ratings Services or, if unrated, determined by PIMCO to be of comparable quality. This change revises the disclosure in the prospectus regarding the credit quality of investments of the Emerging Markets Bond Fund.

The following information supplements the information in the prospectus appearing under the heading "Characteristics and Risks of Securities and Investment Techniques - High Yield Securities."

The Emerging Markets Bond Fund may invest in securities that are in default with respect to the payment of interest or repayment of principal, or presenting an imminent risk of default with respect to such payments. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

The following information supplements the information in the prospectus appearing under the heading "Summary of Principal Risk - High Yield Risk."

If the issuer of a security is in default with respect to interest payments or principal payments, a Fund may lose its entire investment.

          Investors Should Retain This Supplement For Future Reference
          ------------------------------------------------------------

               PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

                   Supplement dated November 15, 2001 to the
                           Municipal Bond Prospectus
                              dated July 31, 2001

              Disclosure Relating to the Municipal Bond Prospectus

The following information supplements the information appearing under the heading "Investment Options--Class A, B and C Shares" in the accompanying prospectus.

For Class B shares purchased after December 31, 2001, Class B shares will automatically convert into Class A shares after they have been held for eight years.

In addition, the manner in which PIMCO Funds: Pacific Investment Management Series ("Trust") calculates contingent deferred sales charges ("CDSC") on Class B and Class C shares (and where applicable, Class A shares) purchased after December 31, 2001, will change from that described in this prospectus. The Trust will provide shareholders with at least 60 days' notice prior to implementing the change. When the Trust implements the change, the CDSC on all shares purchased after December 31, 2001, will be subject to the change, not just shares purchased after the date of such notice. It is expected that the change will be implemented no later than January 1, 2008.

Under the new calculation method, the following rules will apply:

     . Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

     . For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current NAV of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV of $10. If the Fund's NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 NAV per share.

     . CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account.

     . In determining whether a CDSC is payable, the first-in first-out, or "FIFO," method will be used to determine which shares are being redeemed.

The following example illustrates the operation of the Class B CDSC beginning no later than January 1, 2008:

     . Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor's account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current NAV of such shares ($2,200)). At the rate of 5%, the Class B CDSC would be $100.

See the PIMCO Funds Shareholders' Guide for further information regarding CDSCs.

In addition, with respect to the Municipal Bond Fund, the following information supplements the information in the prospectus appearing under the heading "Fees and Expenses of the Fund - Examples."

-------------------------------------------------------------------------------------------------
                Example:  Assuming you redeem            Example:  Assuming you do not
                shares at the end of each period         redeem your shares
-------------------------------------------------------------------------------------------------
Share Class     Year 1    Year 3    Year 5    Year 10    Year 1    Year 3    Year 5    Year 10
-------------------------------------------------------------------------------------------------
Class B         $663      $805      $1,071    $1,697*    $163      $505      $871      $1,697*
-------------------------------------------------------------------------------------------------

* For Class B shares purchased prior to January 1, 2002, this amount is $1,601.

          Investors Should Retain This Supplement For Future Reference
          ------------------------------------------------------------

PIMCO Funds Shareholders' Guide
 for Class A, B and C Shares


November 1, 2001

This Guide relates to the mutual funds (each, a "Fund") that are series of PIMCO
Funds: Multi-Manager Series (the "MMS Trust") and PIMCO Funds: Pacific Investment Management Series (the "PIMS Trust" and, together with the MMS Trust, the "Trusts"). Unless otherwise indicated, references to the Funds include the PIMCO Funds Asset Allocation Series portfolios (the "Portfolios"). The Portfolios are so called "funds of funds" which are series of the MMS Trust. Class A, B and C shares of the MMS Trust, the PIMS Trust and the Portfolios are offered through separate prospectuses (each as from time to time revised or supplemented, a "Retail Prospectus"). The information in this Guide is subject to change without notice at the option of the Trusts, the Advisers or the Distributor.

This Guide contains detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. This Guide is not a prospectus, and should be used in conjunction with the applicable Retail Prospectus. This Guide, and the information disclosed herein, is incorporated by reference in, and considered part of, the Statement of Additional Information corresponding to each Retail Prospectus.

PIMCO Funds Distributors LLC distributes the Funds' shares. You can call PIMCO Funds Distributors LLC at 1-800-426-0107 to find out more about the Funds and other funds in the PIMCO Funds family. You can also visit our Web site at www.pimcofunds.com.

TABLE OF CONTENTS

How to Buy Shares.......................................................   SG-3
Alternative Purchase Arrangements.......................................   SG-8
Exchange Privilege......................................................  SG-24
How to Redeem...........................................................  SG-26

How to Buy Shares

     Class A, Class B and Class C shares of each Fund are continuously offered through the Trusts' principal underwriter, PIMCO Funds Distributors LLC (the "Distributor") and through other firms which have dealer agreements with the Distributor ("participating brokers") or which have agreed to act as introducing brokers for the Distributor ("introducing brokers"). The Distributor is a wholly owned subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"), the investment adviser to the Funds that are series of the MMS Trust, and an affiliate of Pacific Investment Management Company LLC ("Pacific Investment Management Company"), the investment adviser to the Funds that are series of the PIMS Trust. PIMCO Advisors and Pacific Investment Management Company are each referred to herein as an "Adviser."

     There are two ways to purchase Class A, Class B or Class C shares: either
(i) through your dealer or broker which has a dealer agreement with the Distributor or (ii) directly by mailing a PIMCO Funds account application (an ''account application'') with payment, as described below under the heading Direct Investment, to the Distributor (if no dealer is named in the account application, the Distributor may act as dealer). Class A, Class B and Class C shares of the Short Duration Municipal Income Fund and Class B and Class C shares of the California Municipal Bond, California Intermediate Municipal Bond and New York Municipal Bond Funds are not offered as of the date of this Guide; however, investment opportunities in these Funds may be available in the future.

     Shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order, plus a sales charge which may be imposed either (i) at the time of the purchase in the case of Class A shares (or Class C shares of certain Funds) (the "initial sales charge alternative"), (ii) on a contingent deferred basis in the case of Class B shares (the "deferred sales charge alternative") or (iii) by the deduction of an ongoing asset based sales charge in the case of Class C shares (the "asset based sales charge alternative"). In certain circumstances, Class A and Class C shares are also subject to a Contingent Deferred Sales Charge ("CDSC"). See "Alternative Purchase Arrangements." Purchase payments for Class B and Class C shares are fully invested at the net asset value next determined after acceptance of the trade (except for Class C shares of those Funds that charge an initial sales charge). Purchase payments for Class A shares and certain Funds' Class C shares, less the applicable sales charge, are invested at the net asset value next determined after acceptance of the trade.

     All purchase orders received by the Distributor prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a regular business day are processed at that day's offering price. However, orders received by the Distributor from dealers or brokers after the offering price is determined that day will receive such offering price if the orders were received by the dealer or broker from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 p.m., Eastern time) or, in the case of certain retirement plans, received by the Distributor prior to 9:30 a.m., Eastern time on the next business day. Purchase orders received on other than a regular business day will be executed on the next succeeding regular business day.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays, or, if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

     Except for purchases through the PIMCO Funds Auto-Invest plan, the PIMCO Funds Auto-Exchange plan, investments pursuant to the Uniform Gifts to Minors Act, tax-qualified and wrap programs referred to below under "Tax-Qualified Retirement Plans" and Alternative Purchase Arrangements--Sales at Net Asset Value," and purchases by certain registered representatives as described below under "Registered Representatives' Investments," the minimum initial investment in Class A, Class B or Class C shares of any Fund is $2,500, and the minimum additional investment is $100 per Fund. For information about dealer commissions, see "Alternative Purchase Arrangements" below. Persons selling Fund shares may receive different compensation for selling Class A, Class B or Class C shares. Normally, Fund shares purchased through participating brokers are held in the investor's account with that broker. No share certificates will be issued unless specifically requested in writing by an investor or broker-dealer.

Direct Investment

     Investors who wish to invest in Class A, Class B or Class C shares of a Fund directly, rather than through a participating broker, may do so by opening an account with the Distributor. To open an account, an investor should complete the account application. All shareholders who open direct accounts with the Distributor will receive from the Distributor individual confirmations of each purchase, redemption, dividend reinvestment, exchange or transfer of Fund shares, including the total number of Fund shares owned as of the confirmation date, except that purchases which result from the reinvestment of daily-accrued dividends and/or distributions will be confirmed once each calendar quarter. See "Distributions" in the applicable Retail Prospectus. Information regarding direct investment or any other features or plans offered by the Trusts may be obtained by calling the Distributor at 1-800-426-0107 or by calling your broker.

Purchase by Mail

     Investors who wish to invest directly may send a check payable to PIMCO Funds Distributors LLC, along with a completed application form to:

     PIMCO Funds Distributors LLC
     P.O. Box 9688
     Providence, RI  02940-0926

     Purchases are accepted subject to collection of checks at full value and conversion into federal funds. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on a non-member bank may take up to 15 days to convert into federal funds. In all cases, the purchase price is based on the net asset value next determined after the purchase order and check are accepted, even though the check may not yet have been converted into federal funds.

Subsequent Purchases of Shares

     Subsequent purchases of Class A, Class B or Class C shares can be made as indicated above by mailing a check with a letter describing the investment or with the additional investment portion of a confirmation statement. Except for subsequent purchases through the PIMCO Funds Auto-Invest plan, the PIMCO Funds Auto-Exchange plan, tax-qualified programs and PIMCO Funds Fund Link referred to below, and except during periods when an Automatic Withdrawal Plan is in effect, the minimum subsequent purchase is $100 in any Fund. All payments should be made payable to PIMCO Funds Distributors LLC and should clearly indicate the shareholder's account number. Checks should be mailed to the address above under "Purchase by Mail."

Tax-Qualified Retirement Plans

     The Distributor makes available retirement plan services and documents for Individual Retirement Accounts (IRAs), including Roth IRAs, for which Boston Safe Deposit & Trust Company serves as trustee and for IRA Accounts established with Form 5305-SIMPLE under the Internal Revenue Code of 1986, as amended (the "Code"). These accounts include Simplified Employee Pension Plan (SEP) and Salary Reduction Simplified Employee Pension Plan (SAR/SEP) IRA and SIMPLE IRA accounts and prototype documents. In addition, prototype documents are available for establishing 403(b)(7) custodial accounts with Boston Safe Deposit & Trust Company as custodian. This type of plan is available to employees of certain non-profit organizations.

     The minimum initial investment for all tax-qualified plans (except for employer-sponsored plans, SIMPLE IRAs, SEPs and SAR/SEPs) is $1,000 per Fund and the minimum subsequent investment is $100. The minimum initial investment for employer-sponsored plans, SIMPLE IRAs, SEPs and SAR/SEPs and the minimum subsequent investment per Fund for all such plans is $50.

PIMCO Funds Auto-Invest

     The PIMCO Funds Auto-Invest plan provides for periodic investments into the shareholder's account with the Trust by means of automatic transfers of a designated amount from the shareholder's bank account. The minimum investment for eligibility in the PIMCO Funds Auto-Invest plan is $1,000 per Fund. Investments may be made monthly or quarterly, and may be in any amount subject to a minimum of $50 per month for each Fund in which shares are purchased through the plan. Further information regarding the PIMCO Funds Auto-Invest plan is available from the Distributor or participating brokers. You may enroll by completing the appropriate section on the account application, or you may obtain an Auto-Invest application by calling the Distributor or your broker.

Registered Representatives' Investments

     Current registered representatives and other full-time employees of participating brokers or such persons' spouses or trusts or custodial accounts for their minor children may purchase Class A shares at net asset value without a sales charge. The minimum initial investment in each case is $500 per Fund and the minimum subsequent investment is $50.

PIMCO Funds Auto-Exchange

     The PIMCO Funds Auto-Exchange plan establishes regular, periodic exchanges from one Fund account to another Fund account. The plan provides for regular investments into a shareholder's account in a specific Fund by means of automatic exchanges of a designated amount from another Fund account of the same class of shares and with identical account registration.

     Exchanges may be made monthly or quarterly, and may be in any amount subject to a minimum of $1,000 to open a new Fund account and of $50 for any existing Fund account for which shares are purchased through the plan.

     Further information regarding the PIMCO Funds Auto-Exchange plan is available from the Distributor at 1-800-426-0107 or participating brokers. You may enroll by completing an application which may be obtained from the Distributor or by telephone request at 1-800-426-0107. For more information on exchanges, see "Exchange Privilege."

PIMCO Funds Fund Link

     PIMCO Funds Fund Link ("Fund Link") connects your Fund account(s) with a bank account. Fund Link may be used for subsequent purchases and for redemptions and other transactions described under "How to Redeem." Purchase transactions are effected by electronic funds transfers from the shareholder's account at a U.S. bank or other financial institution that is an Automated Clearing House ("ACH") member. Investors may use Fund Link to make subsequent purchases of shares in any amount greater than $50. To initiate such purchases, call 1-800-426-0107. All such calls will be recorded. Fund Link is normally established within 45 days of receipt of a Fund Link application by PFPC, Inc. (the "Transfer Agent"), the Funds' transfer agent for Class A, B and C shares. The minimum investment by Fund Link is $50 per Fund. Shares will be purchased on the regular business day the Distributor receives the funds through the ACH system, provided the funds are received before the close of regular trading on the New York Stock Exchange. If the funds are received after the close of regular trading, the shares will be purchased on the next regular business day.

     Fund Link privileges must be requested on the account application. To establish Fund Link on an existing account, complete a Fund Link application, which is available from the Distributor or your broker, with signatures guaranteed from all shareholders of record for the account. See "Signature Guarantee" below. Such privileges apply to each shareholder of record for the account unless and until the Distributor receives written instructions from a shareholder of record canceling such privileges. Changes of bank account information must be made by completing a new Fund Link application signed by all owners of record of the account, with all signatures guaranteed. The Distributor, the Transfer Agent and the Fund may rely on any telephone instructions believed to be genuine and will not be responsible to shareholders for any damage, loss or expenses arising out of such instructions. The Fund reserves the right to amend, suspend or discontinue Fund Link privileges at any time without prior notice. Fund Link does not apply to shares held in broker "street name" accounts.

Signature Guarantee

     When a signature guarantee is called for, a "medallion" signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount.

     The Distributor reserves the right to modify its signature guarantee standards at any time. The Funds may change the signature guarantee requirements from time to time upon notice to shareholders, which may, but is not required to, be given by means of a new or supplemented Retail Prospectus or a new or supplemented Guide. Shareholders should contact the Distributor for additional details regarding the Funds' signature guarantee requirements.

Account Registration Changes

     Changes in registration or account privileges may be made in writing to the Transfer Agent. Signature guarantees may be required. See "Signature Guarantee" above. All correspondence must include the account number and must be sent to:

     PIMCO Funds Distributors LLC
     P.O. Box 9688
     Providence, RI  02940-0926

Small Account Fee

     Because of the disproportionately high costs of servicing accounts with low balances, a fee at an annual rate of $16 (paid to the applicable Fund's administrator) will automatically be deducted from direct Fund accounts with balances falling below a minimum level. The valuation of Fund accounts and the deduction are expected to take place during the last five business days of each calendar quarter. The fee will be deducted in quarterly installments from Fund accounts with balances below $2,500, except for Uniform Gift to Minors, IRA, Roth IRA and Auto-Invest accounts, for which the limit is $1,000. The fee also applies to employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs and SAR/SEPs. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) No fee will be charged on any Fund account of a shareholder if the aggregate value of all of the shareholder's Fund accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter.
No small account fee will be charged to employee and employee-related accounts of PIMCO Advisors and/or, in the discretion of PIMCO Advisors, its affiliates.

Minimum Account Size

     Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the amount necessary to open the type of account involved. If your balance for any Fund is below such minimum for three months or longer, the applicable Fund's administrator shall have the right (except in the case of employer-sponsored retirement accounts) to close that Fund account after giving you 60 days in which to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to market decline in the value of your Fund shares or if the aggregate value of all your accounts in PIMCO Funds exceeds $50,000.


Alternative Purchase Arrangements

     The Funds offer investors Class A, Class B and Class C shares in the applicable Retail Prospectus. Class A, B and C shares bear sales charges in different forms and amounts and bear different levels of expenses, as described below. Through separate prospectuses, certain of the Funds currently offer up to three additional classes of shares in the United States: Class D,

Institutional Class and Administrative Class shares. Class D shares are offered through financial intermediaries. Institutional Class shares are offered to pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and other high net worth individuals. Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries. Class D, Institutional Class and Administrative Class shares are sold without a sales charge and have different expenses than Class A, Class B and Class C shares. As a result of lower sales charges and/or operating expenses, Class D, Institutional Class and Administrative Class shares are generally expected to achieve higher investment returns than Class A, Class B or Class C shares. Certain Funds also offer up to two additional classes of shares that are offered only to non-U.S. investors outside the United States: Class J and Class K shares. To obtain more information about the other classes of shares, please call the applicable Trust at 1-800-927-4648 (for Institutional Class, Administrative Class, Class J and Class K shares) or the Distributor at 1-888-87-PIMCO (for Class D shares).

     The alternative purchase arrangements described in this Guide are designed to enable a retail investor to choose the method of purchasing Fund shares that is most beneficial to the investor based on all factors to be considered, including the amount and intended length of the investment, the particular Fund and whether the investor intends to exchange shares for shares of other Funds. Generally, when making an investment decision, investors should consider the anticipated life of an intended investment in the Funds, the size of the investment, the accumulated distribution and servicing fees plus CDSCs on Class B or Class C shares, the initial sales charge plus accumulated servicing fees on Class A shares (plus a CDSC in certain circumstances) and Class C shares, the possibility that the anticipated higher return on Class A shares due to the lower ongoing charges will offset the initial sales charge paid on such shares, the automatic conversion of Class B shares to Class A shares and the difference in the CDSCs applicable to Class A, Class B and Class C shares.

Class A. The initial sales charge alternative (Class A) might be preferred by investors purchasing shares of sufficient aggregate value to qualify for reductions in the initial sales charge applicable to such shares. Similar reductions are not available on the contingent deferred sales charge alternative (Class B) or the asset based sales charge alternative (Class C). Class A shares are subject to a servicing fee but are not subject to a distribution fee and, accordingly, such shares are expected to pay correspondingly higher dividends on a per share basis. However, because initial sales charges are deducted at the time of purchase, not all of the purchase payment for Class A shares is invested initially. Class B and Class C shares might be preferable to investors who wish to have all purchase payments invested initially, although remaining subject to higher distribution and servicing fees and, for certain periods, being subject to a CDSC. An investor who qualifies for an elimination of the Class A initial sales charge should also consider whether he or she anticipates redeeming shares in a time period which will subject such shares to a CDSC as described below. See "Initial Sales Charge Alternative--Class A Shares--Class A Deferred Sales Charge" below.

Class B. Class B shares might be preferred by investors who intend to invest in the Funds for longer periods and who do not intend to purchase shares of sufficient aggregate value to qualify for sales charge reductions applicable to Class A shares. Both Class B and Class C shares can be purchased at net asset value without an initial sales charge. However, unlike Class C shares, Class B shares convert into Class A shares after they have been held for a period of time. Class B shares purchased on or before December 31, 2001 convert into Class A shares after the shares have been held for seven years. Class B shares purchased after December 31, 2001 convert into Class A shares after the shares have been held for eight years. After the conversion takes place, the shares will no longer be subject to a CDSC, and will be subject to the servicing fees charged for Class A shares which are lower than the distribution and servicing fees charged on either Class B or Class C shares. See "Deferred Sales Charge Alternative--Class B Shares" below. Class B shares are not available for purchase by employer sponsored retirement plans.

Class C. Class C shares might be preferred by investors who intend to purchase shares which are not of sufficient aggregate value to qualify for Class A sales charges of 1% or less and who wish to have all purchase payments invested initially (except for purchases of Class C shares of the Global Innovation and Select International Funds, which, beginning January 1, 2002, are subject to a 1% initial sales charge). Class C shares are preferable to Class B shares for investors who intend to maintain their investment for intermediate periods and therefore may also be preferable for investors who are unsure of the intended length of their investment. Unlike Class B shares, Class C shares are not subject to a CDSC after they have been held for one year (eighteen months for Class C shares of the Global Innovation and Select International Funds purchased after December 31, 2001) and are subject to only a 1% CDSC during the first year (or eighteen months). However, because Class C shares do not convert into Class A shares, Class B shares are preferable to Class C shares for investors who intend to maintain their investment in the Funds for long periods. See "Asset Based Sales Charge Alternative--Class C Shares" below.

     In determining which class of shares to purchase, an investor should always consider whether any waiver or reduction of a sales charge or a CDSC is available. See generally "Initial Sales Charge Alternative--Class A Shares" and "Waiver of Contingent Deferred Sales Charges" below.

     The maximum single purchase of Class B shares of a Fund is $249,999. The maximum single purchase of Class C shares of a Fund is $999,999. The Funds may refuse any order to purchase shares.

     For a description of the Distribution and Servicing Plans and distribution and servicing fees payable thereunder with respect to Class A, Class B and Class C shares, see "Distributor and Distribution and Servicing Plans" below.

Waiver of Contingent Deferred Sales Charges. The CDSC applicable to Class A and Class C shares is currently waived for (i) any partial or complete redemption in connection with (a) required minimum distributions to IRA account owners or beneficiaries who are age 70 1/2 or older or (b) distributions to participants in employer-sponsored retirement plans upon attaining age 59 1/2 or on account of death or disability; (ii) any partial or complete redemption in connection with a qualifying loan or hardship withdrawal from an employer sponsored retirement plan; (iii) any complete redemption in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer's plan and the transfer to another employer's plan or to an IRA (with the exception of a Roth IRA); (iv) any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder (including one who owns the shares as joint tenant with his or her spouse) from an account in which the deceased or disabled is named, provided the redemption is requested within one year of the death or initial determination of disability; (v) any redemption resulting from a return of an excess contribution to a qualified employer retirement plan or an IRA (with the exception of a Roth IRA); (vi) up to 10% per year of the value of a Fund account which (a) has the value of at least $10,000 at the start of such year and (b) is subject to an Automatic Withdrawal Plan; (vii) redemptions by Trustees, officers and employees of either Trust, and by directors, officers and employees of the Distributor, PIMCO Advisors or Pacific Investment Management Company; (viii) redemptions effected pursuant to a Fund's right to involuntarily redeem a shareholder's Fund account if the aggregate net asset value of shares held in such shareholder's account is less than a minimum account size specified in such Fund's prospectus; (ix) involuntary redemptions caused by operation of law; (x) redemptions of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction; (xi) redemptions by a shareholder who is a participant making periodic purchases of not less than $50 through certain employer sponsored savings plans that are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases; (xii) redemptions effected by trustees or other fiduciaries who have purchased shares for employer-sponsored plans, the trustee, administrator, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor with respect to such purchases; (xiii) redemptions in connection with IRA accounts established with Form 5305-SIMPLE under the Code for which the Trust is the designated financial institution;
(xiv) a redemption by a holder of Class A shares who purchased $1,000,000 ($250,000 in the case of the Short-Term, California Municipal Bond, California Intermediate Municipal Bond, New York Municipal Bond and Low Duration Funds) or more of Class A shares (and therefore did not pay a sales charge) where the participating broker or dealer involved in the sale of such shares waived the commission it would normally receive from the Distributor pursuant to an agreement with the Distributor; or (xv) a redemption by a holder of Class A or Class C shares where the participating broker or dealer involved in the purchase of such shares waived all or a portion of any commission it normally would receive from the Distributor (or otherwise agreed to a variation from the normal commission schedule) in connection with such purchase pursuant to an agreement with the Distributor.

     The CDSC applicable to Class B shares is currently waived for any partial or complete redemption in each of the following cases: (a) in connection with required minimum distributions to IRA account owners or to plan participants or beneficiaries who are age 70 1/2 or older; (b) involuntary redemptions caused by operation of law; (c) redemption of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction; (d) following death or disability (as defined in the Code) of a shareholder (including one who owns the shares as joint tenant with his or her spouse) from an account in which the deceased or disabled is named, provided the redemption is requested within one year of the death or initial determination of disability; and (e) up to 10% per year of the value of a Fund account which (i) has a value of at least $10,000 at the start of such year and
(ii) is subject to an Automatic Withdrawal Plan. See "How to Redeem--Automatic Withdrawal Plan."

     The Distributor may require documentation prior to waiver of the CDSC for any class, including distribution letters, certification by plan administrators, applicable tax forms, death certificates, physicians' certificates, etc.

Initial Sales Charge Alternative--Class A Shares

     Class A shares are sold at a public offering price equal to their net asset value per share plus a sales charge, as set forth below. As indicated below under ''Class A Deferred Sales Charge,'' certain investors that purchase $1,000,000 ($250,000 in the case of the Short-Term, California Municipal Bond, California Intermediate Municipal Bond, New York Municipal Bond and Low Duration Funds) or more of any Fund's Class A shares (and thus pay no initial sales charge) may be subject to a CDSC of up to 1% if they redeem such shares during the first 18 months after their purchase.


                     Initial Sales Charge -- Class A Shares


Growth, Select Growth, Target, Opportunity, Capital Appreciation, Mid-Cap, Growth & Income, Renaissance, Value, Equity Income, Small-Cap Value, Tax-Efficient Equity, Innovation, Healthcare Innovation, Global Innovation, Select International and Asset Allocation Funds

---------------------------------------------------------------------------------------------------------------
Amount of Purchase       Sales Charge as % of Net        Sales Charge as % of         Discount or Commission to
                         Amount Invested                 Public Offering Price        dealers as % of Public
                                                                                      Offering Price*
---------------------------------------------------------------------------------------------------------------
$0 - $49,999             5.82%                           5.50%                        4.75%
---------------------------------------------------------------------------------------------------------------
$50,000 - $99,999        4.71%                           4.50%                        4.00%
---------------------------------------------------------------------------------------------------------------
$100,000 - 249,999       3.63%                           3.50%                        3.00%
---------------------------------------------------------------------------------------------------------------
$250,000 - $499,999      2.56%                           2.50%                        2.00%
---------------------------------------------------------------------------------------------------------------
$500,000 - $999,999      2.04%                           2.00%                        1.75%
---------------------------------------------------------------------------------------------------------------
$1,000,000 +             0.00%/(1)/                      0.00%/(1)/                   0.00%/(2)/
---------------------------------------------------------------------------------------------------------------

GNMA, Total Return, Total Return Mortgage, High Yield, Long-Term U.S. Government, Global Bond II, Foreign Bond, Emerging Markets Bond, Strategic Balanced, European Convertible and Convertible Funds

---------------------------------------------------------------------------------------------------------------
Amount of Purchase       Sales Charge as % of Net        Sales Charge as % of         Discount or Commission to
                         Amount Invested                 Public Offering Price        dealers as % of Public
                                                                                      Offering Price*
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
$0 - $49,999             4.71%                           4.50%                        4.00%
---------------------------------------------------------------------------------------------------------------
$50,000 - $99,999        4.17%                           4.00%                        3.50%
---------------------------------------------------------------------------------------------------------------
$100,000 - $249,999      3.63%                           3.50%                        3.00%
---------------------------------------------------------------------------------------------------------------
$250,000 - $499,999      2.56%                           2.50%                        2.00%
---------------------------------------------------------------------------------------------------------------
$500,000 - $999,999      2.04%                           2.00%                        1.75%
---------------------------------------------------------------------------------------------------------------
$1,000,000+              0.00%/(1)/                      0.00%/(1)/                   0.00%/(3)/
---------------------------------------------------------------------------------------------------------------

Real Return, Municipal Bond and StocksPLUS Funds

---------------------------------------------------------------------------------------------------------------
Amount of Purchase       Sales Charge as % of Net        Sales Charge as % of         Discount or Commission to
                         Amount Invested                 Public Offering Price        dealers as % of Public
                                                                                      Offering Price*
---------------------------------------------------------------------------------------------------------------
$0 - $49,999             3.09%                           3.00%                        2.50%
---------------------------------------------------------------------------------------------------------------
$50,000 - $99,999        2.56%                           2.50%                        2.00%
---------------------------------------------------------------------------------------------------------------
$100,000 - $249,999      2.04%                           2.00%                        1.75%
---------------------------------------------------------------------------------------------------------------
$250,000 - $499,999      1.52%                           1.50%                        1.25%
---------------------------------------------------------------------------------------------------------------
$500,000 - $999,999      1.27%                           1.25%                        1.00%
---------------------------------------------------------------------------------------------------------------
$1,000,000+              0.00%/(1)/                      0.00%/(1)/                   0.00%/(3)/
---------------------------------------------------------------------------------------------------------------

Short-Term Fund

---------------------------------------------------------------------------------------------------------------
Amount of Purchase       Sales Charge as % of Net        Sales Charge as % of         Discount or Commission to
                         Amount Invested                 Public Offering Price        dealers as % of Public
                                                                                      Offering Price*
---------------------------------------------------------------------------------------------------------------
$0 - $49,999             2.04%                           2.00%                        1.75%
---------------------------------------------------------------------------------------------------------------
$50,000 - $99,999        1.78%                           1.75%                        1.50%
---------------------------------------------------------------------------------------------------------------
$100,000 - $249,999      1.52%                           1.50%                        1.25%
---------------------------------------------------------------------------------------------------------------
$250,000+                0.00%/(1)/                      0.00%/(1)/                   0.00%/(4)/
---------------------------------------------------------------------------------------------------------------

California Municipal Bond, California Intermediate Municipal Bond and New York Municipal Bond Funds

---------------------------------------------------------------------------------------------------------------
Amount of Purchase       Sales Charge as % of Net        Sales Charge as % of         Discount or Commission to
                         Amount Invested                 Public Offering Price        dealers as % of Public
                                                                                      Offering Price*
---------------------------------------------------------------------------------------------------------------
$0 - $49,999             3.09%                           3.00%                        2.75%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
$50,000 - $99,999        2.04%                           2.00%                        1.75%
---------------------------------------------------------------------------------------------------------------
$100,000 - $249,999      1.01%                           1.00%                        0.90%
---------------------------------------------------------------------------------------------------------------
$250,000+                0.00%/(1)/                      0.00%/(1)/                   0.00%/(4)/
---------------------------------------------------------------------------------------------------------------

Low Duration Fund

---------------------------------------------------------------------------------------------------------------
Amount of Purchase       Sales Charge as % of Net        Sales Charge as % of         Discount or Commission to
                         Amount Invested                 Public Offering Price        dealers as % of Public
                                                                                      Offering Price*
---------------------------------------------------------------------------------------------------------------
$0 - $49,999             3.09%                           3.00%                        2.50%
---------------------------------------------------------------------------------------------------------------
$50,000 - $99,999        2.04%                           2.00%                        1.75%
---------------------------------------------------------------------------------------------------------------
$100,000 - $249,999      1.01%                           1.00%                        0.90%
---------------------------------------------------------------------------------------------------------------
$250,000+                0.00%/(1)/                      0.00%/(1)/                   0.00%/(4)/
---------------------------------------------------------------------------------------------------------------

* From time to time, these discounts and commissions may be increased pursuant to special arrangements between the Distributor and certain participating brokers.

1. As shown, investors that purchase more than $1,000,000 of any Fund's Class A shares ($250,000 in the case of the Short-Term, California Municipal Bond, California Intermediate Municipal Bond, New York Municipal Bond and Low Duration Funds) will not pay any initial sales charge on such purchase. However, except with regard to purchases of Class A shares of the Money Market Fund and certain purchases of Class A shares of the Short-Term, California Municipal Bond, California Intermediate Municipal Bond, New York Municipal Bond and Low Duration Funds described in Note 4 below, purchasers of $1,000,000 ($250,000 in the case of the Short-Term, California Municipal Bond, California Intermediate Municipal Bond, New York Municipal Bond and Low Duration Funds) or more of Class A shares (other than those purchasers described below under "Sales at Net Asset Value" where no commission is paid) will be subject to a CDSC of up to 1% if such shares are redeemed during the first 18 months after such shares are purchased unless such purchaser is eligible for a waiver of the CDSC as described under "Waiver of Contingent Deferred Sales Charges" above. See "Class A Deferred Sales Charge" below.

2. The Distributor will pay a commission to dealers who sell amounts of $1,000,000 or more of Class A shares (or who sell Class A shares at net asset value to certain employer-sponsored plans as outlined in ''Sales at Net Asset Value'' below) of each of these Funds according to the following schedule: 0.75% of the first $2,000,000, 0.50% of amounts from $2,000,001 to $5,000,000, and 0.25% of amounts over $5,000,000.

3. The Distributor will pay a commission to dealers who sell amounts of $1,000,000 or more of Class A shares (or who sell Class A shares at net asset value to certain employer-sponsored plans as outlined in "Sales at Net Asset Value") of each of these Funds except for the Money Market Fund (for which no payment is made), according to the following schedule: 0.50% of the first $2,000,000 and 0.25% of amounts over $2,000,000.

4. The Distributor will pay a commission to dealers who sell $250,000 or more of Class A shares of the Short-Term, California Municipal Bond, California Intermediate Municipal Bond, New York Municipal Bond and Low Duration Funds of 0.225% (0.525% in the case of the Low Duration Fund) of the public offering price, to be paid in six equal installments. Investors purchasing Class A shares of such Funds through such dealers will not be subject to the Class A CDSC on such shares. Alternatively, dealers may elect (through an agreement with the Distributor) to receive a commission on purchases of $250,000 or more of these Funds of 0.25% of the public offering price (for purchases of the Short-Term, California Municipal Bond, California Intermediate Municipal Bond and New York Municipal Bond Funds) or 0.50% of the public offering price (for purchases of the Low Duration Fund). Investors who purchase through dealers that elect the latter commission schedule will be subject to the Class A CDSC. In addition to these commissions, dealers may be entitled to receive an annual servicing fee of 0.25% of the net asset value of such shares for so long as such shares are outstanding, as described below under "Participating Brokers."

     Each Fund receives the entire net asset value of its Class A shares purchased by investors (i.e., the gross purchase price minus the applicable sales charge). The Distributor receives the sales charge shown above less any applicable discount or commission "reallowed" to participating brokers in the amounts indicated in the table above. The Distributor may, however, elect to reallow the entire sales charge to participating brokers for all sales with respect to which orders are placed with the Distributor for any particular Fund during a particular period. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class A shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor. From time to time, the Distributor, its parent and/or its affiliates may make additional payments to one or more participating brokers based upon factors such as the level of sales or the length of time clients' assets have remained in the Trust.

     Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

     Under the circumstances described below, investors may be entitled to pay reduced sales charges for Class A shares.

     These discounts and commissions may be increased pursuant to special arrangements from time to time agreed upon between the Distributor and certain participating brokers.

Combined Purchase Privilege. Investors may qualify for a reduced sales charge on Class A shares by combining purchases of the Class A shares of one or more Funds which offer Class A shares (together, "eligible PIMCO Funds") into a "single purchase," if the resulting purchase totals at least $50,000. The term single purchase refers to:

     (i) a single purchase by an individual, or concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing Class A shares of the eligible PIMCO Funds for his, her or their own account;

     (ii) single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or fiduciary account although more than one beneficiary is involved; or

     (iii) a single purchase for the employee benefit plans of a single employer.

     For further information, call the Distributor at 1-800-426-0107 or your broker.

Cumulative Quantity Discount (Right of Accumulation). A purchase of additional Class A shares of any eligible PIMCO Fund may qualify for a Cumulative Quantity Discount at the rate applicable to the discount bracket obtained by adding:

     (i)   the investor's current purchase;

     (ii) the value (at the close of business on the day of the current purchase) of all Class A shares of any eligible PIMCO Fund held by the investor computed at the maximum offering price; and

     (iii) the value of all shares described in paragraph (ii) owned by another shareholder eligible to be combined with the investor's purchase into a "single purchase" as defined above under "Combined Purchase Privilege."

     For example, if you owned Class A shares of the Growth & Income Fund worth $25,000 at the current maximum offering price and wished to purchase Class A shares of the Growth Fund worth an additional $30,000, the sales charge for the $30,000 purchase would be at the 4.50% rate applicable to a single $55,000 purchase of shares of the Growth Fund, rather than the 5.50% rate.

Letter of Intent. An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intention to invest not less than $50,000 within a period of 13 months in Class A shares of any eligible PIMCO Fund(s) other than the Money Market Fund. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter. At the investor's option, a Letter of Intent may include purchases of Class A shares of any eligible PIMCO Fund (other than the Money Market Fund) made not more than 90 days prior to the date the Letter of Intent is signed; however, the 13-month period during which the Letter is in effect will begin on the date of the earliest purchase to be included and the sales charge on any purchases prior to the Letter will not be adjusted.

     Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the eligible PIMCO Funds under a single Letter of Intent. For example, if at the time you sign a Letter of Intent to invest at least $100,000 in Class A shares of any Fund (other than the Money Market Fund), you and your spouse each purchase Class A shares of the Growth Fund worth $30,000 (for a total of $60,000), it will only be necessary to invest a total of $40,000 during the following 13 months in Class A shares of any of the Funds (other than the Money Market Fund) to qualify for the 3.50% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000 in any of the Funds other than the Money Market, Short-Term, Low Duration, Real Return, Municipal Bond, California Municipal Bond, California Intermediate Municipal Bond, New York Municipal Bond and StocksPLUS Funds).

     A Letter of Intent is not a binding obligation to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge applicable to the shares actually purchased in the event the full intended amount is not purchased. If the full amount indicated is not purchased, a sufficient amount of such escrowed shares will be involuntarily redeemed to pay the additional sales charge applicable to the amount actually purchased, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional eligible PIMCO Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.

     If you wish to enter into a Letter of Intent in conjunction with your initial investment in Class A shares of a Fund, you should complete the appropriate portion of the account application. If you are a current Class A shareholder desiring to do so you may obtain a form of Letter of Intent by contacting the Distributor at 1-800-426-0107 or any broker participating in this program.

Reinstatement Privilege. A Class A shareholder who has caused any or all of his shares (other than the Money Market Fund shares that were not acquired by exchanging Class A shares of another Fund) to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any eligible PIMCO Fund at net asset value without any sales charge, provided that such reinvestment is made within 120 calendar days after the redemption or repurchase date. Shares are sold to a reinvesting shareholder at the net asset value next determined. See "How Net Asset Value is Determined" in the applicable Retail Prospectus. A reinstatement pursuant to this privilege will not cancel the redemption transaction and, consequently, any gain or loss so realized may be recognized for federal tax purposes except that no loss may be recognized to the extent that the proceeds are reinvested in shares of the same Fund within 30 days. The reinstatement privilege may be utilized by a shareholder only once, irrespective of the number of shares redeemed, except that the privilege may be utilized without limit in connection with transactions whose sole purpose is to transfer a shareholder's interest in a Fund to his Individual Retirement Account or other qualified retirement plan account. An investor may exercise the reinstatement privilege by written request sent to the Distributor or to the investor's broker.

Sales at Net Asset Value. Each Fund may sell its Class A and Class C shares at net asset value without a sales charge to (a) current or retired officers, trustees, directors or employees of either Trust, PIMCO Advisors, Pacific Investment Management Company or the Distributor, other affiliates of PIMCO Advisors at the discretion of PIMCO Advisors, Pacific Investment Management Company or the Distributor, a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons, or any trust, profit sharing or pension plan for the benefit of any such person and to any other person if the Distributor anticipates that there will be minimal sales expenses associated with the sale, (b) current registered representatives and other full-time employees of participating brokers or such persons' spouses or for trust or custodial accounts for their minor children,
(c) trustees or other fiduciaries purchasing shares for certain plans sponsored by employers, professional organizations or associations or charitable organizations, the trustee, administrator, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor, PIMCO Advisors or Pacific Investment Management Company with respect to such purchases (including provisions related to minimum levels of investment in the Trust), and to participants in such plans and their spouses purchasing for their account(s) or IRAs (with the exception of Roth IRAs), (d) participants investing through accounts known as "wrap accounts" established with brokers or dealers approved by the Distributor where such brokers or dealers are paid a single, inclusive fee for brokerage and investment management services, (e) client accounts of broker-dealers or registered investment advisers affiliated with such broker-dealers with which the Distributor, PIMCO Advisors or Pacific Investment Management Company has an agreement for the use of a Fund in particular investment products or programs,
(f) accounts for which certain trust companies that may be affiliated with the Trust or the Fund's Adviser serves as trustee or custodian, (g) investors who are investing the proceeds from a redemption of shares of another open-end investment company (mutual fund) on which the investor paid an initial sales charge, but only to the extent of such proceeds and only if such investment is made within 60 days of such redemption and (h) client accounts of broker-dealers or registered investment advisers with whom the Distributor has agreed that purchases by such client accounts will not be subject to all or a portion of the initial sales charges payable on purchases of Class A and/or Class C shares. The Distributor will only pay service fees and will not pay any initial commission or other fees to dealers upon the sale of Class A or Class C shares to the purchasers described in this paragraph except for sales to purchasers described under (c) in this paragraph.

Notification of Distributor. An investor or participating broker must notify the Distributor whenever a quantity discount or reduced sales charge is applicable to a purchase and must provide the Distributor with sufficient information at the time of purchase to verify that each purchase qualifies for the privilege or discount. Upon such notification, the investor will receive the lowest applicable sales charge. The quantity discounts and commission schedules described above may be modified or terminated at any time.

Class A Deferred Sales Charge. For purchases of Class A shares of all Funds (except the Money Market, Short-Term, California Municipal Bond, California Intermediate Municipal Bond, New York Municipal Bond and Low Duration Funds), investors who purchase $1,000,000 ($250,000 in the case of the Short-Term, California Municipal Bond, California Intermediate Municipal Bond, New York Municipal Bond and Low Duration Funds) or more of Class A shares (and, thus, purchase such shares without any initial sales charge) may be subject to a 1% CDSC if such shares are redeemed within 18 months of their purchase. Certain purchases of Class A shares of the Short-Term, California Municipal Bond, California Intermediate Municipal Bond, New York Municipal Bond and Low Duration Funds described above under "Initial Sales Charge--Class A Shares" will be subject to a CDSC of 0.75% (for the Low Duration Fund) or 0.50% (for the Short-Term, California Municipal Bond, California Intermediate Municipal Bond and New York Municipal Bond Funds) if such shares are redeemed within 18 months after their purchase. The CDSCs described in this paragraph are sometimes referred to as the "Class A CDSC." The Class A CDSC does not apply to investors purchasing any Fund's Class A shares if such investors are otherwise eligible to purchase Class A shares without any sales charge because they are described under "Sales at Net Asset Value" above.

     For purchases subject to the Class A CDSC, a CDSC will apply for any redemption of such Class A shares that occurs within 18 months of their purchase. No CDSC will be imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. In determining whether a CDSC is payable, it is assumed that Class A shares acquired through the reinvestment of dividends and distributions are redeemed first, and thereafter that Class A shares that have been held by an investor for the longest period of time are redeemed first.

     The Class A CDSC does not apply to Class A shares of the Money Market Fund or to certain purchases of Class A shares of the California Municipal Bond, California Intermediate Municipal Bond, New York Municipal Bond, Short-Term and Low Duration Funds described above under "Initial Sales Charge -- Class A Shares." However, if Class A shares of these Funds are purchased in a transaction that, for any other Fund, would be subject to the CDSC (i.e., a purchase of $1,000,000 or more) and are subsequently exchanged for Class A shares of any other Fund, a Class A CDSC will apply to the shares of the Fund(s) acquired by exchange for a period of 18 months from the date of the exchange.

     The Class A CDSC is currently waived in connection with certain redemptions as described above under "Alternative Purchase Arrangements--Waiver of Contingent Deferred Sales Charges." For more information about the Class A CDSC, call the Distributor at 1-800-426-0107.

     The manner of calculating the CDSC on Class A shares purchased after December 31, 2001 will change at the same time and in the same manner as the change to the Class B CDSC calculation described below under "Changes to CDSC Calculation."

Participating Brokers. Investment dealers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge transaction fees and/or other additional amounts to their clients for such services, which charges would reduce clients' return. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Trust's transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their broker. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. This Guide and the Retail Prospectuses should be read in connection with such firms' material regarding their fees and services.

     For Class A shares outstanding for one year or more, the Distributor may also pay participating brokers annual servicing fees of 0.25% of the net asset value of such shares.

Deferred Sales Charge Alternative--Class B Shares

     Class B shares are sold at their current net asset value without any initial sales charge. The full amount of an investor's purchase payment will be invested in shares of the Fund(s) selected. A CDSC will be imposed on Class B shares if an investor redeems an amount which causes the current value of the investor's account for a Fund to fall below the total dollar amount of purchase payments subject to the CDSC, except that no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. The method of calculating the CDSC on Class B shares purchased after December 31, 2001, is expected to change. For a description of this change, see "Changes to CDSC Calculation" below.

     Class B shares of the Short-Term Fund and the Money Market Fund are not offered for initial purchase but may be obtained through exchanges of Class B shares of other Funds. See "Exchange Privilege" below. Class B shares are not available for purchase by employer sponsored retirement plans.

     Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed. Purchases are subject to the CDSC according to the following schedule:

     Years Since Purchase      Percentage Contingent
     Payment was Made          Deferred Sales Charge
     ----------------          ---------------------
     First                               5
     Second                              4
     Third                               3
     Fourth                              3
     Fifth                               2
     Sixth                               1
     Seventh and thereafter              0*

     * After the seventh year, Class B shares purchased on or before December 31, 2001 convert into Class A shares as described below. Class B shares purchased after December 31, 2001 convert into Class A shares after the eighth year.

     In determining whether a CDSC is payable, it is assumed that the purchase payment from which a redemption is made is the earliest purchase payment from which a redemption or exchange has not already been fully effected.

     The following example will illustrate the current operation of the Class B
CDSC:

          Assume that an individual opens a Fund account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund account ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000 from that Fund account, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

     In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all Class B shares in the shareholder's account for the particular Fund are aggregated, and the current value of all such shares is aggregated. Any CDSC imposed on a redemption of Class B shares is paid to the Distributor.

     Class B shares are subject to higher distribution fees than Class A shares for a fixed period after their purchase, after which they automatically convert to Class A shares and are no longer subject to such higher distribution fees. Class B shares of each Fund automatically convert into Class A shares after they have been held for seven years (eight years for Class B shares purchased after December 31, 2001).

     For sales of Class B shares made and services rendered to Class B shareholders, the Distributor intends to make payments to participating brokers, at the time a shareholder purchases Class B shares, of 4.00% of the purchase amount for each of the Funds. For Class B shares outstanding for one year or more, the Distributor may also pay participating brokers annual servicing fees of 0.25% of the net asset value of such shares. During such periods as may from time to time be designated by the Distributor, the Distributor will pay selected participating brokers an additional amount of up to .50% of the purchase price on sales of Class B shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

     The Class B CDSC is currently waived in connection with certain redemptions as described above under "Alternative Purchase Arrangements--Waiver of Contingent Deferred Sales Charges." For more information about the Class B CDSC, call the Distributor at 1-800-426-0107.

Changes to CDSC Calculation. The Trust expects that the manner of calculating the CDSC on Class B and Class C shares (and where applicable, Class A shares) purchased after December 31, 2001, will change from that described above. The Trust will provide shareholders with at least 60 days' notice prior to implementing the change. When the Trust implements the change, the CDSC on all shares purchased after December 31, 2001, will be subject to the change, not just shares purchased after the date of such notice. It is expected that the change will be implemented no later than January 1, 2008.

     Under the new calculation method, the following rules will apply:

     . Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

     . For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current net asset value of the shares being sold, whichever is lower.

     . CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account.

     . In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase for shares of such class remaining in your account from which a redemption or exchange has not already been effected.

     The following example illustrates the operation of the Class B CDSC using this anticipated change in methodology:

     Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor's account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5%, the Class B CDSC would be $100.

     In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all shares of a particular class of a Fund in the shareholder's account are aggregated, and the current value of all such shares is aggregated.

     Except as otherwise disclosed herein or in the appropriate Prospectus(es), shares that are received in an exchange will be subject to a CDSC to the same extent as the shares exchanged. Class C shares received in exchange for Class C shares with a different CDSC period will have the same CDSC period as the shares exchanged.

Conversion of Class B Shares Purchased Through Reinvestment of Distributions. For purposes of determining the date on which Class B shares convert into Class A shares, a Class B share purchased through the reinvestment of dividends or capital gains distributions (a "Distributed Share") will be considered to have been purchased on the purchase date (or deemed purchase date) of the Class B share through which such Distributed Share was issued.

Asset Based Sales Charge Alternative--Class C Shares

     Class C shares are sold at their current net asset value without any initial sales charge, except that Class C shares of the Global Innovation and Select International Funds purchased after December 31, 2001 are subject to a 1% initial sales charge. A CDSC is imposed on Class C shares if an investor redeems an amount which causes the current value of the investor's account for a Fund to fall below the total dollar amount of purchase payments subject to the CDSC, except that no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. All of an investor's purchase payments are invested in shares of the Fund(s) selected.

     Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed. Purchases are subject to the CDSC according to the following schedule:

     Years Since Purchase    Percentage Contingent
     Payment was Made        Deferred Sales Charge
     ----------------        ---------------------

     First*                            1
     Thereafter                        0

     * Shares of the Global Innovation and Select International Funds purchased after December 31, 2001 are subject to the Class C CDSC for the first eighteen months after purchase.

     In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment from which a redemption or exchange has not already been effected.

     The following example will illustrate the operation of the Class C CDSC:

     Assume that an individual opens a Fund account and makes a purchase payment of $10,000 for Class C shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund account ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000 from that Fund account, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 1%, the Class C CDSC would be $20.

     In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all Class C shares in the shareholder's account for the particular Fund are aggregated, and the current value of all such shares is aggregated. Any CDSC imposed on a redemption of Class C shares is paid to the Distributor. Unlike Class B shares, Class C shares do not automatically convert to any other class of shares of the Funds.

     The manner of calculating the CDSC on Class C shares purchased after December 31, 2001 will change at the same time and in the same manner as the change to the Class B CDSC described above under "Changes to CDSC Calculation."

     Except as described below, for sales of Class C shares made and services rendered to Class C shareholders, the Distributor expects to make payments to participating brokers, at the time the shareholder purchases Class C shares, of 1.00% (representing .75% distribution fees and .25% servicing fees) of the purchase amount for all Funds, except the Low Duration, Money Market, Short-Term, Real Return, Municipal Bond and StocksPLUS Funds. For the Low Duration, Real Return, Municipal Bond and StocksPLUS Funds, the Distributor expects to make payments of .75% (representing .50% distribution fees and .25% service fees); for the Short-Term Fund, the Distributor expects to make payments of .55% (representing .30% distribution fees and .25% service fees); and for the Money Market Fund, the Distributor expects to make no payment. For sales of Class C shares made to participants making periodic purchases of not less than $50 through certain employer sponsored savings plans which are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases, no payments are made at the time of purchase. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to .50% of the purchase price on sales of Class C shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

     In addition, for sales of Class C shares made and services rendered to Class C shareholders, the Distributor expects to make annual payments to participating brokers as follows:

--------------------------------------------------------------------------------
     Fund                        Annual         Annual              Total
                                 Service Fee*   Distribution Fee*
--------------------------------------------------------------------------------
Low Duration,  Real Return,      0.25%          0.45%               0.70%
Municipal Bond and
Stock PLUS Funds
--------------------------------------------------------------------------------
Short-Term Fund                  0.25%          0.25%               0.50%
--------------------------------------------------------------------------------
Money Market Fund                0.10%          0.00%               0.10%
--------------------------------------------------------------------------------
All other Funds                  0.25%          0.65%               0.90%
--------------------------------------------------------------------------------

     * Paid with respect to shares outstanding for one year or more so long as such shares remain outstanding, and calculated as a percentage of the net asset value of such shares.

     The Class C CDSC is currently waived in connection with certain redemptions as described above under "Alternative Purchase Arrangements--Waiver of Contingent Deferred Sales Charges." For more information about the Class C CDSC, contact the Distributor at 1-800-426-0107.

     As noted above, Class C shares of the Global Innovation and Select International Funds purchased after December 31, 2001 are subject to a 1% initial sales charge. The Distributor receives the total amount of the Class C initial sales charge, but may elect to reallow all or a portion of the sales charge to participating brokers.


     Exchange Privilege

     Except with respect to exchanges for shares of Funds for which sales may be suspended to new investors or as provided in the applicable Retail Prospectus or in this Guide, a shareholder may exchange Class A, Class B and Class C shares of any Fund for the same Class of shares of any other Fund in an account with identical registration on the basis of their respective net asset values (except that a sales charge will apply on exchanges of Class A shares of the Money Market Fund on which no sales charge was paid at the time of purchase.) Class A shares of the Money Market Fund may be exchanged for Class A shares of any other Fund, but the usual sales charges applicable to investments in such other Fund apply on shares for which no sales charge was paid at the time of purchase. There are currently no exchange fees or charges. All exchanges are subject to the $2,500 minimum initial purchase requirement for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. An exchange will constitute a taxable sale for federal income tax purposes.

     Investors who maintain their account with the Distributor may exchange shares by a written exchange request sent to PIMCO Funds Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926 or, unless the investor has specifically declined telephone exchange privileges on the account application or elected in writing not to utilize telephone exchanges, by a telephone request to the Distributor at 1-800-426-0107. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller's telephone instructions, will provide written confirmations of such transactions and will record telephone instructions. Exchange forms are available from the Distributor at 1-800-426-0107 and may be used if there will be no change in the registered name or address of the shareholder. Changes in registration information or account privileges may be made in writing to the Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926, or by use of forms which are available from the Distributor. A signature guarantee is required. See "How to Buy Shares-- Signature Guarantee." Telephone exchanges may be made between 9:00 a.m., Eastern time and the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on any day the Exchange is open (generally weekdays other than normal holidays). The Trusts reserve the right to refuse exchange purchases if, in the judgment of the Fund's Adviser, the purchase would adversely affect the Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by an Adviser to be detrimental to a Trust or a particular Fund.

     The Trusts reserve the right to refuse exchange purchases if, in the judgment of an Adviser or a Fund's sub-adviser, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by an Adviser to be detrimental to a Trust or a particular Fund. Currently, each Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund, and then exchanges back into the originally purchased Fund. The Trusts have the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trusts have no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, each reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, each Trust will give 60 days' advance notice to shareholders of any termination or material modification of the exchange privilege. For further information about exchange privileges, contact your participating broker or call the Distributor at 1-800-426-0107.

     With respect to Class B and Class C shares, or Class A shares subject to a CDSC, if less than all of an investment is exchanged out of a Fund, any portion of the investment attributable to capital appreciation and/or reinvested dividends or capital gains distributions will be exchanged first, and thereafter any portions exchanged will be from the earliest investment made in the Fund from which the exchange was made.

     With respect to shares purchased after December 31, 2001, effective as of the change in the manner by which the Class A, B and C CDSCs are calculated (as described above under "Changes to CDSC Calculation"), if less than all of an investor's shares subject to a CDSC are exchanged out of a Fund, any portion of the investment in such class of shares attributable to reinvested dividends or capital gains distributions will be exchanged first, and thereafter any portions exchanged will be from the earliest investment made in such class of shares of the Fund from which the exchange was made.

     Shareholders should take into account the effect of any exchange on the applicability of any CDSC that may be imposed upon any subsequent redemption.

     Investors may also select the PIMCO Funds Auto-Exchange plan which establishes automatic periodic exchanges. For further information on automatic exchanges see "How to Buy Shares--PIMCO Funds Auto-Exchange" above.


     How to Redeem

     Class A, Class B or Class C shares may be redeemed through a participating broker, by telephone, by submitting a written redemption request directly to the Transfer Agent (for non-broker accounts), or through an Automatic Withdrawal Plan or PIMCO Funds Fund Link.

     A CDSC may apply to a redemption of Class A, Class B or Class C shares. See "Alternative Purchase Arrangements" above. Shares are redeemed at their net asset value next determined after a redemption request has been received as described below, less any applicable CDSC. There is no charge by the Distributor (other than an applicable CDSC) with respect to a redemption; however, a participating broker who processes a redemption for an investor may charge customary commissions for its services (which may vary). Dealers and other financial services firms are obligated to transmit orders promptly. Requests for redemption received by dealers or other firms prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a regular business day and received by the Distributor prior to the close of the Distributor's business day will be confirmed at the net asset value effective at the closing of the Exchange on that day, less any applicable CDSC.

     Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

     Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

Direct Redemption

     A shareholder's original account application permits the shareholder to redeem by written request and by telephone (unless the shareholder specifically elects not to utilize telephone redemptions) and to elect one or more of the additional redemption procedures described below. A shareholder may change the instructions indicated on his original account application, or may request additional redemption options, only by transmitting a written direction to the Transfer Agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

     Redemption proceeds will normally be mailed to the redeeming shareholder within seven days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

Written Requests

     To redeem shares in writing (whether or not represented by certificates), a shareholder must send the following items to the Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926.

(1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "How to Buy Shares--Signature Guarantee";

(3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and

(4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record.

     Transfers of shares are subject to the same requirements. A signature guarantee is not required for a redemption requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, shareholders having any questions about these requirements should contact the Transfer Agent in writing or call the Distributor at 1-800-426-0107 before submitting a request. Redemption or transfer requests will not be honored until all required documents have been completed by the shareholder and received by the Transfer Agent. This redemption option does not apply to shares held in broker "street name" accounts. Shareholders whose shares are held in broker "street name" accounts must redeem through their broker.

     If the proceeds of the redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent's records or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described above, except that the Distributor may waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

Telephone Redemptions

     Each Trust accepts telephone requests for redemption of uncertificated shares, except for investors who have specifically declined telephone redemption privileges on the account application or elected in writing not to utilize telephone redemptions. The proceeds of a telephone redemption will be sent to the record shareholder at his record address. Changes in account information must be made in a written authorization with a signature guarantee. See "How to Buy Shares--Signature Guarantee." Telephone redemptions will not be accepted during the 30-day period following any change in an account's record address. This redemption option does not apply to shares held in broker "street name" accounts. Shareholders whose shares are held in broker "street name" accounts must redeem through their broker.

     By completing an account application, an investor agrees that the applicable Trust, the Distributor and the Transfer Agent shall not be liable for any loss incurred by the investor by reason of the Trust accepting unauthorized telephone redemption requests for his account if the Trust reasonably believes the instructions to be genuine. Thus, shareholders risk possible losses in the event of a telephone redemption not authorized by them. Each Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner's broker where the owner has not declined in writing to utilize this service. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller's telephone instructions, will provide written confirmations of such transactions and will record telephone instructions.

     A shareholder making a telephone redemption should call the Distributor at 1-800-426-0107 and state (i) the name of the shareholder as it appears on the Transfer Agent's records, (ii) his account number with the Trust, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually the proceeds are sent to the investor on the next Trust business day after the redemption is effected, provided the redemption request is received prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange that day. If the redemption request is received after the close of the New York Stock Exchange, the redemption is effected on the following Trust business day at that day's net asset value and the proceeds are usually sent to the investor on the second following Trust business day. Each Trust reserves the right to terminate or modify the telephone redemption service at any time. During times of severe disruptions in the securities markets, the volume of calls may make it difficult to redeem by telephone, in which case a shareholder may wish to send a written request for redemption as described under "Written Requests" above. Telephone communications may be recorded by the Distributor or the Transfer Agent.

Fund Link Redemptions

     If a shareholder has established Fund Link, the shareholder may redeem shares by telephone and have the redemption proceeds sent to a designated account at a financial institution. Fund Link is normally established within 45 days of receipt of a Fund Link application by the Transfer Agent. To use Fund Link for redemptions, call the Distributor at 1-800-426-0107. Subject to the limitations set forth above under "Telephone Redemptions," the Distributor, a Trust and the Transfer Agent may rely on instructions by any registered owner believed to be genuine and will not be responsible to any shareholder for any loss, damage or expense arising out of such instructions. Requests received by the Transfer Agent prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a business day will be processed at the net asset value on that day and the proceeds (less any CDSC) will normally be sent to the designated bank account on the following business day and received by the bank on the second or third business day. If the redemption request is received after the close of regular trading on the New York Stock Exchange, the redemption is effected on the following business day. Shares purchased by check may not be redeemed through Fund Link until such shares have been owned (i.e., paid for) for at least 15 days. Fund Link may not be used to redeem shares held in certificated form.

     Changes in bank account information must be made by completing a new Fund Link application, signed by all owners of record of the account, with all signatures guaranteed. See "How to Buy Shares--Signature Guarantee." See "How to Buy Shares--PIMCO Funds Fund Link" for information on establishing the Fund Link privilege. Either Trust may terminate the Fund Link program at any time without notice to its shareholders. This redemption option does not apply to shares held in broker "street name" accounts. Shareholders whose shares are held in broker "street name" accounts must redeem through their broker.

PIMCO Funds Automated Telephone System

     PIMCO Funds Automated Telephone System ("ATS") is an automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone telephone. ATS may be used on already-established Fund accounts after you obtain a Personal Identification Number
(PIN) by calling the special ATS number: 1-800-223-2413.

Purchasing Shares.   You may purchase shares by telephone by calling 1-800-223-
2413. You must have established ATS privileges to link your bank account with the Fund to pay for these purchases.

Exchanging Shares.   With the PIMCO Funds Exchange Privilege, you can exchange
shares automatically by telephone from your Fund Link Account to another PIMCO Funds account you have already established by calling 1-800-223-2413. Please refer to "Exchange Privilege" for details.

Redemptions.   You may redeem shares by telephone automatically by calling 1-
800-223-2413 and the Fund will send the proceeds directly to your Fund bank account. Please refer to "How to Redeem" for details.

Expedited Wire Transfer Redemptions

     If a shareholder has given authorization for expedited wire redemption, shares can be redeemed and the proceeds sent by federal wire transfer to a single previously designated bank account. Requests received by a Trust prior to the close of the New York Stock Exchange will result in shares being redeemed that day at the next determined net asset value (less any CDSC).

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Normally the proceeds will be sent to the designated bank account the following business day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the applicable Trust for up to 7 days if the Distributor deems it appropriate under then current market conditions. Once authorization is on file with a Trust, such Trust will honor requests by any person identifying himself as the owner of an account or the owner's broker by telephone at 1-800-426-0107 or by written instructions. A Trust cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder's bank. Neither Trust currently charges for wire transfers. The shareholder is responsible for any charges imposed by the shareholder's bank. The minimum amount that may be wired is $2,500. Each Trust reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until such shares have been owned (i.e., paid for) for at least 15 days. Expedited wire transfer redemptions may be authorized by completing a form available from the Distributor. Wire redemptions may not be used to redeem shares in certificated form. To change the name of the single bank account designated to receive wire redemption proceeds, it is necessary to send a written request with signatures guaranteed to PIMCO Funds Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. See "How to Buy Shares--Signature Guarantee." This redemption option does not apply to shares held in broker "street name" accounts. Shareholders whose shares are held in broker "street name" accounts must redeem through their broker.

Certificated Shares

     To redeem shares for which certificates have been issued, the certificates must be mailed to or deposited with the applicable Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "How to Buy Shares- -Signature Guarantee." Further documentation may be requested from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians ("institutional account owners"). The redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Automatic Withdrawal Plan

     An investor who owns or buys shares of a Fund having a net asset value of $10,000 or more may open an Automatic Withdrawal Plan and have a designated sum of money (not less than $100 per Fund) paid monthly (or quarterly) to the investor or another person. Such a plan may be established by completing the appropriate section of the account application or by obtaining an Automatic Withdrawal Plan application from the Distributor or your broker. If an Automatic Withdrawal Plan is set up after the account is established providing for payment to a person other than the record shareholder or to an address other than the address of record, a signature guarantee is required. See "How to Buy Shares-- Signature Guarantee." In the case of Uniform Gifts to Minors or Uniform Transfers to Minors accounts, the application must state that the proceeds will be for the beneficial interest of the minor. Class A, Class B and Class C shares of any Fund are deposited in a plan account and all distributions are reinvested in

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additional shares of the particular class of the Fund at net asset value. Shares in a plan account are then redeemed at net asset value (less any applicable
CDSC) to make each withdrawal payment. Any applicable CDSC may be waived for certain redemptions under an Automatic Withdrawal Plan. See "Alternative
Purchase Arrangements--Waiver of Contingent Deferred Sales Charges."

     Redemptions for the purpose of withdrawals are ordinarily made on the business day selected by the investor at that day's closing net asset value. Checks are normally mailed on the following business day. If the date selected by the investor falls on a weekend or holiday, the Transfer Agent will normally process the redemption on the preceding business day. Payment will be made to any person the investor designates; however, if the shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to the designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with an Automatic Withdrawal Plan may result in a gain or loss for tax purposes. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of an Automatic Withdrawal Plan concurrently with purchases of additional shares of the Fund would be disadvantageous to the investor because of the CDSC that may become payable on such withdrawals in the case of Class A, Class B or Class C shares and because of the initial sales charge in the case of Class A and Class C shares. For this reason, the minimum investment accepted for a Fund while an Automatic Withdrawal Plan is in effect for that Fund is $1,000, and an investor may not maintain a plan for the accumulation of shares of the Fund (other than through reinvestment of distributions) and an Automatic Withdrawal Plan at the same time. The Trust or the Distributor may terminate or change the terms of the Automatic Withdrawal Plan at any time.

     Because the Automatic Withdrawal Plan may involve invasion of capital, investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The Trust and the Distributor make no recommendations or representations in this regard.

Redemptions In Kind

     Each Trust agrees to redeem shares of its Funds solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, each Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

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PIMCO Funds

PIMCO Funds Distributors LLC
2187 Atlantic Street
Stamford, CT  06902-6896
1-800-426-0107

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